     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 6, 2001

                         Securities Act Registration No.  33--66080

               Investment Company Act Registration No.  811-7874

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-lA

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                  POST-EFFECTIVE AMENDMENT NO.  14     [X]

                                      and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT  [X]

                                    OF 1940

                            AMENDMENT NO.  15  [X]

                         ONE GROUP\\(R)\\ INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                         1111 Polaris Parkway, Suite B2
                           Columbus, Ohio  43271-0211
                    (Address of Principal Executive Offices)

                                 1-800-480-4111
                        (Registrant's Telephone Number)

                                 Mark S. Redman
                         1111 Polaris Parkway, Suite B2
                           Columbus, Ohio 43271-0211
                    (Name and Address of Agent for Service)

                                   Copies To:

          Alan G. Priest, Esquire            Jessica K. Ditullio, Esquire
          Ropes & Gray                       Bank One Corporation
          One Franklin Square                100 East Broad Street, 5/th/ Floor
          1301 K Street, N.W., Suite 800E    Columbus, Ohio  43215
          Washington, D.C.  20005

Approximate Date of Proposed Public Offering: Immediately upon effectiveness

It is proposed that this filing will become effective (check appropriate box)

     ______  Immediately upon filing pursuant to paragraph (b)

       X     on May 1, 2001 pursuant to paragraph (b)
     ------

     ______  60 days after filing pursuant to paragraph (a)(1)

     ------  on date pursuant to paragraph (a)(1)

   ______  75 days after filing pursuant to paragraph (a)(2)

   ______  on (date) pursuant to paragraph (a)(2)
           of Rule 485.

If appropriate, check the following box:

   ------ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ONE GROUP(R) INVESTMENT TRUST


                       PROSPECTUS

                       May 1, 2001

                       One Group(R) Investment Trust Bond Portfolio

                       One Group(R) Investment Trust Government Bond Portfolio

                       One Group(R) Investment Trust Balanced Portfolio

                       One Group(R) Investment Trust Large Cap Growth
                       Portfolio

                       One Group(R) Investment Trust Equity Index Portfolio

                       One Group(R) Investment Trust Diversified Equity
                       Portfolio

                       One Group(R) Investment Trust Mid Cap Growth Portfolio

                       One Group(R) Investment Trust Diversified Mid Cap
                       Portfolio

                       One Group(R) Investment Trust Mid Cap Value Portfolio

                     ------

                       THE SECURITIES AND EX-
                       CHANGE COMMISSION HAS NOT
                       APPROVED OR DISAPPROVED
                       THE SHARES OF ANY OF THE
                       PORTFOLIOS AS AN INVEST-
                       MENT OR DETERMINED
                       WHETHER THIS PROSPECTUS
                       IS ACCURATE OR COMPLETE.
                       ANYONE WHO TELLS YOU OTH-
                       ERWISE IS COMMITTING A
                       CRIME.

TABLE OF
                                    CONTENTS


               FUND SUMMARIES: INVESTMENTS, RISK &
                                       PERFORMANCE
         One Group Investment Trust Bond Portfolio   1
                                                    ---
        One Group Investment Trust Government Bond
                                         Portfolio   4
                                                    ---
               One Group Investment Trust Balanced
                                         Portfolio   7
                                                    ---
       One Group Investment Trust Large Cap Growth
                                         Portfolio   10
                                                    ---
           One Group Investment Trust Equity Index
                                         Portfolio   12
                                                    ---
            One Group Investment Trust Diversified
                                  Equity Portfolio   15
                                                    ---
         One Group Investment Trust Mid Cap Growth
                                         Portfolio   17
                                                    ---
        One Group Investment Trust Diversified Mid
                                     Cap Portfolio   20
                                                    ---
          One Group Investment Trust Mid Cap Value
                                         Portfolio   22
                                                    ---

                         MORE ABOUT THE PORTFOLIOS
                   Principal Investment Strategies   24
                                                    ---
                               Types of Portfolios   24
                                                    ---
                        One Group Investment Trust   24
                                                    ---
                                  Investment Risks   28
                                                    ---
                               Investment Policies   29
                                                    ---
                     Temporary Defensive Positions   30
                                                    ---
                                Portfolio Turnover   31
                                                    ---

            SHAREHOLDER INFORMATION
           Pricing Portfolio Shares   31
                                     ---
        Purchasing Portfolio Shares   31
                                     ---
                Voting and Meetings   32
                                     ---
         Redeeming Portfolio Shares   32
                                     ---
                          Dividends   32
                                     ---
                          Questions   32
                                     ---
                    Tax Information   33
                                     ---
                    Qualified Plans   33
                                     ---

         MANAGEMENT OF ONE
    GROUP INVESTMENT TRUST
               The Advisor    34
                             ---
    The Portfolio Managers    35
                             ---

          FINANCIAL
         HIGHLIGHTS    36
                      ---
           APPENDIX
                 A:
         INVESTMENT
          PRACTICES    45
                      ---

     ONE GROUP(R)
     INVESTMENT TRUST
     -------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Bond Portfolio


                       What is the goal of the Portfolio?

The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

              What are the Portfolio's main investment strategies?

The Portfolio invests mainly in investment grade bonds and debt securities. These include mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the
Portfolio: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and structural risk. For more information about the Bond Portfolio's investment strategies, please read "More About the Portfolios" and "Principal Investment Strategies."

                                What is a bond?

A "bond" is a debt security with a remaining maturity of ninety days or more issued by the U.S. government or its agencies and instrumentalities, a corporation, or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, asset-backed securities, stripped government securities and zero coupon obligations.

             What are the main risks of investing in the Portfolio?

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read "Investment Risks."

------
   1

     -------------------

Bond Portfolio

-----------------
                                   MAIN RISKS

Interest Rate Risk. The Portfolio mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Portfolio's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Portfolio's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Portfolio. Such default could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect a security's liquidity and make it difficult for the Portfolio to sell the security.

Prepayment and Call Risk. As part of its main investment strategy, the Portfolio invests in mortgage-backed and asset-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates affect the return on investment and yield of mortgage- and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Portfolio invests in securities that may be considered to be DERIVATIVES (e.g., certain types of mortgage-backed securities, CMOs, IOs, POs and inverse floaters). The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Portfolio may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC insured. An investment in the Portfolio is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
 2

     ONE GROUP(R)
     INVESTMENT TRUST
     -------------------






Bond Portfolio

                        How has the Portfolio performed?

By showing the variability of the Portfolio's performance from year to year, the chart and table below help show the risk of investing in the Portfolio. The chart and table reflect that the Bond Portfolio became the accounting successor to the financial history of the Pegasus Variable Bond Fund on March 31, 1999. The returns in the bar chart and table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than shown. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE PORTFOLIO IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

 The Bar Chart shows changes in the Portfolio's performance from year to year.
       Total returns assume reinvestment of dividends and distributions.

BAR CHART (per calendar year)
--------------------------------------------------------------------------------


                                    [GRAPH]

                             1998           8.66%
                             1999          (1.50)%
                             2000          12.20%



--------------------------------------------------------------------------------

Best Quarter: 4.86% 4Q2000   Worst Quarter: -0.97% 1Q1999
--------------------------------------------------------------------------------

 The Average Annual Total Return Table shows how the Portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Portfolio's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000
--------------------------------------------------------------------------------

                                                    LIFE OF FUND
                                           1 YEAR  (since 5/1/97)
One Group Investment Trust Bond Portfolio  12.20%       7.41%
-----------------------------------------------------------------
Lehman Brothers Aggregate Index/1/         11.63%       7.58%

/1/The Lehman Brothers Aggregate Index is an unmanaged index generally representative of securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for governmental and corporate securities, mortgage pass-through securities and asset-backed securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

------
   3

     ONE GROUP(R)
     INVESTMENT TRUST

     -------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Government Bond Portfolio





                       What is the goal of the Portfolio?

The Portfolio seeks a high level of current income with liquidity and safety of principal.


              What are the Portfolio's main investment strategies?

The Portfolio limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (i.e., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Portfolio mainly invests in government bonds with intermediate to long remaining maturities including mortgage-backed securities. Banc One Investment Advisors is value oriented and looks for individual securities that it believes will perform well over market cycles. The Government Bond Portfolio spreads its holdings across various security types within the government market sector (e.g., treasuries, U.S. government agency securities, and agency mortgage-backed securities). Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and structural risk. For more information about the Government Bond Portfolio's investment strategies, please read "More About the Portfolios" and "Principal Investment Strategies."

                          What is a "government bond"?

A "government bond" is a debt instrument issued or guaranteed by the U.S. government or its agencies and instrumentalities. Government bonds may include stripped government securities and mortgage-related and mortgage-backed securities. Certain agency securities purchased by the Portfolio may be guaranteed only by the credit of the issuer and not by the full faith and credit of the U.S. government.

             What are the main risks of investing in the Portfolio?

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read "Investment Risks."

------
 4

Government Bond Portfolio

MAIN RISKS

Interest Rate Risk. The Portfolio mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Portfolio's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Portfolio's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Prepayment and Call Risk. As part of its main investment strategy, the Portfolio invests in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates affect the return on investment and yield of mortgage and asset-backed securities. When mortgage and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivative Risk. The Portfolio invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Portfolio may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC insured. An investment in the Portfolio is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
   5

     ONE GROUP(R)
     INVESTMENT TRUST

     -------------------

Government Bond Portfolio





                        How has the Portfolio performed

By showing the variability of the Portfolio's performance from year to year, the chart and table below help show the risk of investing in the Portfolio. The returns in the bar chart and table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than shown. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE PORTFOLIO IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

 The Bar Chart shows changes in the Portfolio's performance from year to year.
       Total returns assume reinvestment of dividends and distributions.

BAR CHART (per calendar year)
--------------------------------------------------------------------------------


                                    [GRAPH]

                             1995          16.69%
                             1996           2.69%
                             1997           9.67%
                             1998           7.32%
                             1999          (1.31)%
                             2000          12.00%


--------------------------------------------------------------------------------

Best Quarter: 5.00% 2Q1995   Worst Quarter: -2.05% 1Q1996
--------------------------------------------------------------------------------

 The Average Annual Total Return Table shows how the Portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Portfolio's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000
--------------------------------------------------------------------------------

                                                        LIFE OF FUND
                                       1 YEAR  5 YEARS (since 8/1/94)
One Group Investment Trust Government
 Bond Portfolio                        12.00%   5.96%       7.01%
---------------------------------------------------------------------
Lehman Brothers Government Index/1/    13.24%   6.49%       7.64%

 /1/ The Lehman Brothers Government Index is an unmanaged market weighted index that encompasses U.S. Treasury and agency securities with maturities between 5 and 10 years. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

------
 6

    ONE GROUP(R)
    INVESTMENT TRUST
    -------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Balanced Portfolio

What is the goal of the Portfolio?

The Portfolio seeks to provide total return while preserving capital.

What are the Portfolio's main investment strategies?

The Portfolio invests in a combination of stocks (including both growth and value securities), fixed income securities and money market instruments. Banc One Investment Advisors will regularly review the Portfolio's asset allocations and vary them over time to favor investments that it believes will provide the most favorable total return. In making asset allocation decisions, Banc One Investment Advisors will evaluate projections of risk, market and economic conditions, volatility, yields and expected returns. Because the Portfolio seeks total return over the long term, Banc One Investment Advisors will not attempt to time the market. Rather, asset allocation shifts will be made gradually over time. For more information about the Balanced Portfolio's investment strategies, please read "More About the Portfolios" and "Principal Investment Strategies."

What are the main risks of investing in the Portfolio?

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio and its yield will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Portfolio invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or the types of stocks in which the Portfolio invests in particular) may decline over short or extended periods of time. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Interest Rate Risk. In connection with the Portfolio's fixed income strategy, the Portfolio invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Portfolio's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Portfolio's investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

---
  7

Balanced Portfolio

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Portfolio. Such default could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect a security's liquidity and make it difficult for the Portfolio to sell the security.

Derivative Risk. The Portfolio invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Portfolio may decline. Derivatives may be more volatile and are riskier in terms of both liquidity and value than traditional investments.

Prepayment and Call Risk. As part of its fixed income strategy, the Portfolio invests in mortgage-backed and asset-backed securities. The issuers of mortgage-backed and asset-backed securities held by the Portfolio may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage- and asset-backed securities. When mortgage and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio may also fail to recover additional amounts (i.e. premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Not FDIC insured. An investment in the Portfolio is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
 8

     ONE GROUP(R)
     INVESTMENT TRUST
     -------------------





Balanced Portfolio

                        How has the Portfolio performed?

By showing the variability of the Portfolio's performance from year to year, the chart and table below help show the risk of investing in the Portfolio. The returns in the bar chart and table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than shown. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE PORTFOLIO IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

 The Bar Chart shows changes in the Portfolio's performance from year to year.
       Total returns assume reinvestment of dividends and distributions.

BAR CHART (per calendar year)
--------------------------------------------------------------------------------


                                    [GRAPH]

                             1995          20.69%
                             1996          11.92%
                             1997          22.90%
                             1998          19.09%
                             1999           8.20%
                             2000           1.65%


--------------------------------------------------------------------------------

Best Quarter: 11.84% 2Q1997   Worst Quarter: -3.63% 3Q1998
--------------------------------------------------------------------------------

 The Average Annual Total Return Table shows how the Portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Portfolio's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000/1/
--------------------------------------------------------------------------------

                                      1 YEAR 5 YEARS  LIFE OF FUND
                                                     (since 8/1/94)
One Group Investment Trust Balanced
 Portfolio                             1.65% 12.50%      12.64%
-------------------------------------------------------------------
S&P 500 Index/2/                      -9.10% 18.63%      20.11%
-------------------------------------------------------------------
Lehman Brothers Intermediate
 Government/Credit Index/3/           10.12%  6.11%       6.96%
-------------------------------------------------------------------
Lipper Balanced Funds Index/4/         2.39% 11.80%      12.85%

/1/The table above compares the average annual return of the Portfolio, which holds a mix of stocks, bonds and other debt securities to an unmanaged, broad-based index (i.e., the S&P 500 Index) as well as supplemental indices for the periods indicated.

/2/The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

/3/The Lehman Brothers Intermediate Government/Credit Index is an unmanaged market-weighted index which encompasses treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

/4/The Lipper Balanced Funds Index is an index of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Portfolio.

------
   9

    ONE GROUP(R)
    INVESTMENT TRUST

    ---------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Large Cap Growth Portfolio

What is the goal of the Portfolio

The Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

What are the Portfolio's main investment strategies?

The Portfolio invests mainly in equity securities of large, well-established companies. The weighted average capitalization of companies in which the Portfolio invests normally will exceed the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")./1/ For more information about the Large Cap Growth Portfolio's investment strategies, please read "More About the Portfolios" and "Principal Investment Strategies."

What are the main risks of investing in the Portfolio?

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio will change every day in response to market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Portfolio invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or the types of stocks in which the Portfolio invests in particular) may decline over short or extended periods of time. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Not FDIC insured. An investment in the Portfolio is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with One Group Investment Trust.

------
10

     -------------------





Large Cap Growth Portfolio

                        How has the Portfolio performed?

By showing the variability of the Portfolio's performance from year to year, the chart and table below help show the risk of investing in the Portfolio. The returns in the bar chart and table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than shown. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE PORTFOLIO IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

 The Bar Chart shows changes in the Portfolio's performance from year to year.
       Total returns assume reinvestment of dividends and distributions.

BAR CHART (per calendar year)
--------------------------------------------------------------------------------


                                    [GRAPH]

                             1995          24.13%
                             1996          16.67%
                             1997          31.93%
                             1998          41.27%
                             1999          29.26%
                             2000         (22.96)%


--------------------------------------------------------------------------------

Best Quarter: 23.95% 4Q1998   Worst Quarter: -19.17% 4Q2000
--------------------------------------------------------------------------------
 The Average Annual Total Return Table shows how the Portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Portfolio's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000
--------------------------------------------------------------------------------

                                      1 YEAR  5 YEARS  LIFE OF FUND
                                                      (since 8/1/94)
One Group Investment Trust Large Cap
 Growth Portfolio                     -22.96%  16.71%     16.76%
--------------------------------------------------------------------
Russell 1000 Growth Index/1/          -22.42%  18.15%     20.52%

/1/The Russell 1000 Growth Index is an unmanaged index representing the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

------
  11

    ONE GROUP(R)
    INVESTMENT TRUST
    ----------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Equity Index Portfolio

What is the goal of the Portfolio

The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")./1/

What are the Portfolio's main investment strategies

The Portfolio invests mainly in stocks included in the S&P 500 Index. The Portfolio may also invest in stock index futures and other equity derivatives. Banc One Investment Advisors attempts to track the performance of the S&P 500 Index to achieve a correlation of 0.95 between the performance of the Portfolio and that of the S&P 500 Index without taking into account the Portfolio's expenses. For more information about the Equity Index Portfolio's investment strategies, please read "More About the Portfolios" and "Principal Investment Strategies."

What are the main risks of investing in the Portfolio

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio will change every day in response to market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Index Investing. The Portfolio attempts to track the performance of the S&P 500 Index. Therefore, securities may be purchased, retained and sold by the Portfolio at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Portfolio were not fully invested in such securities.

Market Risk. The Portfolio invests in equity securities (such as stocks) that are more volatile and carry more risks than other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or the types of stocks in which the Portfolio invests in particular) may decline over short or extended periods of time. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

/1/ "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with One Group Investment Trust.

------
12

     -------------------

Equity Index Portfolio

Derivative Risk. The Portfolio invests in securities that may be considered to be DERIVATIVES. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Portfolio may decline. Derivatives generally are more volatile and are riskier in terms of both liquidity and value than traditional investments.

Not FDIC insured. An investment in the Portfolio is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
  13

    ONE GROUP(R)
    INVESTMENT TRUST
    ----------------------





Equity Index Portfolio


                        How has the Portfolio performed?

By showing the variability of the Portfolio's performance from year to year, the chart and table below help show the risk of investing in the Portfolio. The returns in the bar chart and table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than shown. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE PORTFOLIO IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

 The Bar Chart shows changes in the Portfolio's performance from year to year.
       Total returns assume reinvestment of dividends and distributions.

BAR CHART (per calendar year)
--------------------------------------------------------------------------------


                                    [GRAPH]

                             1999          21.11%
                             2000         (9.48)%


--------------------------------------------------------------------------------

Best Quarter: 14.61% 4Q1999   Worst Quarter: -7.91% 4Q2000
--------------------------------------------------------------------------------

 The Average Annual Total Return Table shows how the Portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Portfolio's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000
--------------------------------------------------------------------------------

                                               1 YEAR  LIFE OF FUND
                                                      (since 5/1/98)
One Group Investment Trust Equity Index
 Portfolio                                     -9.48%     7.46%
--------------------------------------------------------------------
S&P 500 Index/1/                               -9.10%     8.04%


/1/The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

------
14

    ONE GROUP(R)
    INVESTMENT TRUST
    ----------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Diversified Equity Portfolio

What is the goal of the Portfolio?

The Portfolio seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

What are the Portfolio's main investment strategies?

The Portfolio invests mainly in common stocks of companies that have good fundamentals and reasonable valuations with the potential for continued earnings growth over time. The Portfolio uses a multi-style approach, meaning that it may invest across different capitalization levels targeting both value- and growth-oriented companies. Because the Portfolio seeks return over the long term, Banc One Investment Advisors will not attempt to time the market. For more information about the Diversified Equity Portfolio's investment strategies, please read "More About the Portfolios" and "Principal Investment Strategies."

What are the main risks of investing in the Portfolio?

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio will change every day in response to market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Portfolio invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general, (or the types of stocks in which the Portfolio invests in particular), may decline over short or extended periods of time. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Portfolio.

Not FDIC insured. An investment in the Portfolio is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
  15

     -------------------








Diversified Equity Portfolio

                        How has the Portfolio performed?

By showing the variability of the Portfolio's performance from year to year, the chart and table below help show the risk of investing in the Portfolio. The chart and table reflect that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Growth and Value Fund on March 31, 1999. The returns in the bar chart and table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than shown. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE PORTFOLIO IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

 The Bar Chart shows changes in the Portfolio's performance from year to year.
       Total returns assume reinvestment of dividends and distributions.

BAR CHART (per calendar year)
--------------------------------------------------------------------------------


                                    [GRAPH]
                             1996          18.75%
                             1997          26.80%
                             1998          13.10%
                             1999           9.13%
                             2000          (4.36)%


--------------------------------------------------------------------------------

Best Quarter: 15.77% 4Q1998   Worst Quarter: -9.88% 3Q1998
--------------------------------------------------------------------------------

 The Average Annual Total Return Table shows how the Portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Portfolio's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000
--------------------------------------------------------------------------------

                                     1 YEAR 5 YEARS  LIFE OF FUND
                                                    (since 3/30/95)
One Group Investment Trust
 Diversified Equity Portfolio        -4.36% 12.20%      13.68%
-------------------------------------------------------------------
S&P SuperComposite 1500 Index/1/     -6.98% 18.13%      20.14%

/1/ The S&P SuperComposite 1500 Index is an unmanaged index consisting of those stocks making up the S&P 500, S&P MidCap 400 and S&P SmallCap 600 Indices representing approximately 87% of the total U.S. equity market capitalization. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.


------
16

    ONE GROUP(R)
    INVESTMENT TRUST
    ----------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Mid Cap Growth
Portfolio

What is the goal of the Portfolio?

The Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities.

What are the Portfolio's main investment strategies?

The Portfolio invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. The Portfolio typically invests in mid cap companies with market capitalizations of $500 million to $10 billion. Typically, the Portfolio acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Not all the securities purchased by the Portfolio will pay dividends. The Portfolio also invests in smaller companies in emerging growth industries. For more information about the Mid Cap Growth Portfolio's investment strategies, please read "More About the Portfolios" and "Principal Investment Strategies."

What are the main risks of investing in the Portfolio?

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio will change every day in response to market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read "Investment Risks."

------
  17

Mid Cap Growth Portfolio

MAIN RISKS

Market Risk. The Portfolio invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or the types of stocks in which the Portfolio invests in particular) may decline over short or extended periods of time. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Portfolio.

Not FDIC insured. An investment in the Portfolio is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
18

    ONE GROUP(R)
    INVESTMENT TRUST
    ----------------------





Mid Cap Growth Portfolio

How has the Portfolio performed?

By showing the variability of the Portfolio's performance from year to year, the chart and table below help show the risk of investing in the Portfolio. The returns in the bar chart and table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than shown. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE PORTFOLIO IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

 The Bar Chart shows changes in the Portfolio's performance from year to year.
       Total returns assume reinvestment of dividends and distributions.

BAR CHART (per calendar year)
--------------------------------------------------------------------------------



                                    [GRAPH]

                             1995          24.06%
                             1996          15.67%
                             1997          29.81%
                             1998          38.82%
                             1999          25.42%
                             2000           5.79%


--------------------------------------------------------------------------------

Best Quarter: 40.10% 4Q1998   Worst Quarter: -16.68% 4Q2000
--------------------------------------------------------------------------------

 The Average Annual Total Return Table shows how the Portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Portfolio's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000
--------------------------------------------------------------------------------

                                       1 YEAR 5 YEARS  LIFE OF FUND
                                                      (since 8/1/94)
One Group Investment Trust Mid Cap
 Growth Portfolio                      5.79%  22.56%      20.61%
--------------------------------------------------------------------
S&P Mid Cap 400/BARRA Growth Index/1/  9.16%  23.91%      23.31%

/1/The S&P Mid Cap 400/BARRA Growth Index is an unmanaged index generally representative of the performance of the highest price-to-book securities in the S&P Mid Cap 400 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

------
  19

    ONE GROUP(R)
    INVESTMENT TRUST
    ----------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Diversified Mid Cap Portfolio
----------------
                       What is the goal of the Portfolio?

The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

              What are the Portfolio's main investment strategies?

The Portfolio invests mainly in equity securities of mid-cap companies. Mid cap companies are defined as companies with market capitalizations of $500 million to $10 billion. Banc One Investment Advisors looks for companies of this size with strong growth potential, stable market share and an ability to quickly respond to new business opportunities. The Portfolio invests in mid-cap and other companies across different capitalization levels targeting both value- and growth-oriented companies. Because the Portfolio seeks return over the long term, Banc One Investment Advisors will not attempt to time the market. For more information about the Diversified Mid Cap Portfolio's investment strategies, please read "More About the Portfolios" and "Principal Investment Strategies."

             What are the main risks of investing in the Portfolio?

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio will change every day in response to market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Portfolio invests in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or the types of stocks in which the Portfolio invests in particular) may decline over short or extended periods of time. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Smaller Companies. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Portfolio.

Not FDIC insured. An investment in the Portfolio is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
20

    ONE GROUP(R)
    INVESTMENT TRUST
    ---------------------

Diversified Mid Cap Portfolio

                        How has the Portfolio performed?

By showing the variability of the Portfolio's performance from year to year, the chart and table below help show the risk of investing in the Portfolio. The chart and table reflect that the Diversified Mid Cap Portfolio became the accounting successor to the financial history of the Pegasus Variable Mid-Cap Opportunity Fund on March 31, 1999. The returns in the bar chart and table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than shown. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE PORTFOLIO IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

 The Bar Chart shows changes in the Portfolio's performance from year to year.
       Total returns assume reinvestment of dividends and distributions.


BAR CHART (per calendar year)
--------------------------------------------------------------------------------


                                    [GRAPH]

                             1996          24.53%
                             1997          26.65%
                             1998           4.91%
                             1999          10.50%
                             2000          19.45%


--------------------------------------------------------------------------------
Best Quarter: 22.38% 4Q1998   Worst Quarter: -20.04% 3Q1998
--------------------------------------------------------------------------------

 The Average Annual Total Return Table shows how the Portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Portfolio's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000
--------------------------------------------------------------------------------

                                                      LIFE OF FUND
                                     1 YEAR  5 YEARS (since 3/30/95)
One Group Investment Trust
 Diversified Mid Cap Portfolio       19.45%   16.91%      16.58%
--------------------------------------------------------------------
S&P Mid Cap 400 Index/1/             17.51%   20.41%      21.50%

/1/The S&P Mid Cap 400 Index is an unmanaged index generally representative of the mid-size company segment of the U.S. market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

------
  21

    ONE GROUP(R)
    INVESTMENT TRUST
    ----------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Mid Cap Value Portfolio

What is the goal of the Portfolio?

The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

What are the Portfolio's main investment strategies?

The Portfolio invests mainly in equity securities of companies with below market average price-to-earnings and price-to-book value ratios and with market capitalizations of $500 million to $10 billion. In choosing investments, Banc One Investment Advisors considers the issuer's soundness and earnings prospects. In seeking to achieve the objective of capital appreciation, Banc One Investment Advisors looks at anticipated changes that may positively impact the value of the company such as new products, deployment of new technologies, cost cutting efforts and changes in management. As a secondary consideration, Banc One Investment Advisors looks for companies that have the potential to increase their dividends over time. If Banc One Investment Advisors thinks that a company's fundamentals are declining or that a company's ability to pay dividends has been impaired, it may eliminate the Portfolio's holding of the company's stock. For more information about the Mid Cap Value Portfolio's investment strategies, please read "More About the Portfolios" and "Principal Investment Strategies."

What are the main risks of investing in the Portfolio?

The main risks of investing in the Portfolio and the circumstances likely to adversely affect your investment are described below. The share price of the Portfolio will change every day in response to market conditions. You may lose money if you invest in the Portfolio. For additional information on risk, please read "Investment Risks."

MAIN RISKS

Market Risk. The Portfolio invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities are also subject to "stock market risk" meaning that stock prices in general (or the types of stocks in which the Portfolio invests in particular) may decline over short or extended periods of time. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Smaller Companies. The Portfolio's investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of small companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Portfolio.

Not FDIC insured. An investment in the Portfolio is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

------
22

    ---------------------

Mid Cap Value Portfolio

How has the Portfolio performed?

By showing the variability of the Portfolio's performance from year to year, the chart and table below help show the risk of investing in the Portfolio. The chart and table reflect that the Portfolio became the accounting successor to the financial history of the Pegasus Variable Intrinsic Value Fund on March 31, 1999. The returns in the bar chart and table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than shown. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE PORTFOLIO IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

The Bar Chart shows changes in the Portfolio's performance from year to year. Total returns assume reinvestment of dividends and distributions.

BAR CHART (per calendar year)
--------------------------------------------------------------------------------


                                    [GRAPH]

                             1998          (3.31)%
                             1999          (1.84)%
                             2000          27.91%



--------------------------------------------------------------------------------

Best Quarter: 12.81% 3Q2000   Worst Quarter: -14.10% 3Q1998
--------------------------------------------------------------------------------

 The Average Annual Total Return Table shows how the Portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Portfolio's total returns and are not the same as actual year-by-year results.

AVERAGE ANNUAL TOTAL RETURNS through December 31, 2000
--------------------------------------------------------------------------------

                                               1 YEAR  LIFE OF FUND
                                                      (since 5/1/97)
One Group Investment Trust Mid Cap Value
 Portfolio                                     27.91%     10.03%
--------------------------------------------------------------------
S&P Mid Cap 400/BARRA Value Index/1/           27.84%     17.39%

/1/The S&P Mid Cap 400/BARRA Value Index is an unmanaged index generally representative of the performance of the lowest price- to-book securities in the S&P Mid Cap 400 Index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Portfolio reflects the deduction of these expenses.

------
  23

    ONE GROUP(R)
    INVESTMENT TRUST
    ----------------------

More About the Portfolios

Each of the nine portfolios described in this Prospectus is a series of One Group Investment Trust and is managed by Banc One Investment Advisors Corporation. For more information about One Group Investment Trust and Banc One Investment Advisors, please read "Management of One Group Investment Trust" and the Statement of Additional Information.

--------------------------------------------------------------------------------

                        Principal Investment Strategies

This Prospectus describes nine mutual funds with a variety of investment objectives. The principal investment strategies that are used to meet each Portfolio's investment strategy are described in Fund Summaries: Investments, Risk & Performance in the front of this prospectus. They are also described below. There can be no assurance that the Portfolios will achieve their investment objectives. Please note that each Portfolio may also use strategies that are not described below, but which are described in the Statement of Additional Information.

--
TYPES OF PORTFOLIOS. The following pages describe investment strategies that are used in more than one Portfolio. Where indicated, the strategies only apply to the Bond Portfolios or the Equity Portfolios.

The BOND PORTFOLIOS include:

 . One Group Investment Trust Bond Portfolio, and

 . One Group Investment Trust Government Bond Portfolio.

The EQUITY PORTFOLIOS include:

 . One Group Investment Trust Balanced Portfolio,

 . One Group Investment Trust Large Cap Growth Portfolio,

 . One Group Investment Trust Equity Index Portfolio,

 . One Group Investment Trust Diversified Equity Portfolio,

 . One Group Investment Trust Mid Cap Growth Portfolio,

 . One Group Investment Trust Diversified Mid Cap Portfolio, and

 . One Group Investment Trust Mid Cap Value Portfolio.

 ONE GROUP INVESTMENT TRUST. ALTHOUGH ONE GROUP INVESTMENT TRUST PORTFOLIOS HAVE THE SAME OR SIMILAR INVESTMENT OBJECTIVES AND INVESTMENT STRATEGIES AS SIMILARLY NAMED FUNDS OF ONE GROUP(R) MUTUAL FUNDS, ONE GROUP INVESTMENT TRUST
 PORTFOLIOS:

 .ARE NOT THE SAME FUNDS AS ONE GROUP MUTUAL FUNDS;

 .ARE SMALLER THAN ONE GROUP MUTUAL FUNDS; AND

 .HAVE DIFFERENT PERFORMANCE, FEES AND EXPENSES THAN ONE GROUP MUTUAL FUNDS

------
24

                              Fundamental Policies

Each Portfolio's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Portfolio.

--

THE BOND PORTFOLIOS. Banc One Investment Advisors selects securities for the Bond Portfolios by analyzing both individual securities and different industry sectors. Banc One Investment Advisors analyzes four major factors in managing and constructing the Bond Portfolio: duration, market sector, maturity concentrations and individual securities. Rather than attempting to time the market, Banc One Investment Advisors looks for sectors and securities that it believes will perform consistently well over time as measured by total return. The Bond Portfolios attempt to enhance total return by selecting market sectors and securities that offer risk/reward advantages based on market trends, structural make-up and credit trends. Individual securities that are purchased by the Portfolios are subject to a disciplined risk/reward analysis both at the time of purchase and on an ongoing basis. This analysis includes an evaluation of interest rate risk, credit risk and risks associated with the complex legal and technical structure of the investment (e.g., asset-backed securities).

--

ONE GROUP INVESTMENT TRUST BOND PORTFOLIO. The Portfolio primarily invests in all types of debt securities rated as investment grade, as well as convertible securities, preferred stock and loan participations.

 . The Portfolio invests at least 65% of its total assets in debt securities of all types with intermediate to long maturities.

 . As a matter of fundamental policy, at least 65% of the Portfolio's total assets will consist of bonds.

 . The Portfolio also may purchase taxable or tax-exempt municipal securities.

 . The Portfolio's AVERAGE WEIGHTED MATURITY will ordinarily range between four and twelve years, although the Portfolio may shorten its average weighted maturity if deemed appropriate for temporary defensive purposes.

                       What is Average Weighted Maturity

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a Portfolio calculated so as to count most heavily those securities with the highest dollar value. Average maturity is important to bond investors as an indication of a Portfolio's sensitivity to changes in interest rates. Usually, the longer the average maturity, the more fluctuation in share price you can expect.


--
ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO. The Portfolio limits its investments to securities issued by the U.S. government and its agencies and instrumentalities and related to securities issued by the U.S. government and its agencies and instrumentalities.

 . At least 65% of the Portfolio's total assets will be invested in debt instruments with principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, and

------
  25
 other securities representing an interest in or secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

 . The Portfolio's average weighted maturity will ordinarily range between three and fifteen years, taking into account expected prepayment of principal on certain investments. However, the Portfolio's average weighted remaining maturity may be outside this range if warranted by market conditions.

--

THE EQUITY PORTFOLIOS. The investment strategies utilized by the Equity Portfolios are described in Fund Summaries: Investments, Risk & Performance and below.

--
ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO. The Portfolio invests in a combination of stocks, fixed income securities and money market instruments. Normally, the Portfolio will invest:

 . between 40% and 75% of total assets in all types of equity securities
  (including stock of both large and small-capitalization companies and growth and value securities). Up to 25% of the net assets may be foreign securities, including American Depositary Receipts.

 . between 25% and 60% of total assets in mid- to long-term fixed income securities, including bonds, notes and other debt securities. The balance will be invested in cash equivalents. For more information on how Banc One Investment Advisors selects fixed income securities, please read "The Bond Portfolios" above.

--
ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO. The Portfolio invests mainly in equity securities of large, well-established companies. The weighted average capitalization of companies in which the Portfolio invests normally will exceed the market median capitalization of the S&P 500 Index.

 . At least 65% of the Portfolio's total assets will be invested in the equity securities of large, well-established companies.

--
ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO. The Portfolio invests in stocks included in the S&P 500 Index. (The Portfolio also invests in stock index futures and other equity derivatives.) The Portfolio may hold up to 10% of its total assets in cash or cash equivalents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the 10% limitation).

 . The percentage of a stock that the Portfolio holds will be approximately the same percentage that the stock represents in the S&P 500 Index.

 . Banc One Investment Advisors generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock.

 . The Portfolio attempts to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 0.95, without taking into account Portfolio expenses. Perfect correlation would be 1.00.

--
ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO. The Portfolio invests mainly in common stocks of companies that have the potential for continued earnings growth with strong fundamentals and a reasonable value.

 . At least 65% of the Portfolio's total assets will be invested in equity securities.

------
26

 . Although the Portfolio may invest up to 35% of the Portfolio's total assets in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, the Portfolio's main investment strategy is to invest in equity securities.

--

ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO. The Portfolio invests mainly in equity securities of mid-capitalization companies. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion. At least 65% of the Portfolio's total assets will be invested in common and preferred stock, rights, warrants, convertible securities and other equity securities of mid-capitalization companies.

 . Up to 25% of the Portfolio's net assets may be invested in foreign securities. Up to 20% of the Portfolio's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents. Although the Portfolio may use these strategies more in the future, the Portfolio's main investment strategy is to invest in equity securities of mid-capitalization companies.

--

ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO. The Portfolio invests in securities of companies that have the potential to produce above-average earnings growth per share over a one to three-year period.

 . At least 80% of the Portfolio's total assets will be invested in equity securities of mid-cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stock. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion.

 . A portion of the Portfolio's assets may be held in cash equivalents.

--

ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO. The Portfolio invests mainly in equity securities of mid-cap companies with below-market average price-to-earnings and price-to-book value ratios. Mid-cap companies are defined as companies with market capitalizations of $500 million to $10 billion.

 . At least 80% of the Portfolio's total assets will be invested in equity securities, including common stock and debt securities and preferred stocks both of which are convertible into common stock.

 . A portion of the Portfolio's assets may be held in cash equivalents.

------
  27

--------------------------------------------------------------------------------
Investment Risks

The risks associated with investing in the Portfolios are described below and in Fund Summaries: Investments, Risk & Performance at the front of this prospectus. For information concerning risks associated with specific types of investments, please read Appendix A.

--

FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Portfolio's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Bond Portfolio (or an Equity Portfolio such as the Balanced Portfolio that uses bonds as part of its main investment strategy) will increase and decrease as the value of a Portfolio's investments increases and decreases. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligation (i.e., credit risk).

--

DERIVATIVES: The Portfolios may invest in securities that may be considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.

                             WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.


--

SMALL-CAPITALIZATION COMPANIES: Investments in smaller, younger companies may be riskier and more volatile than investments in larger, more-established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

--
LOWER RATED SECURITIES: The Bond Portfolio may purchase corporate and municipal bonds that are rated in ANY category. Bonds in the lowest investment grade rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities. Bonds rated below investment grade are considered speculative and may be classified as "junk bonds." JUNK BONDS are considered to be high risk investments. These risks include greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and liquidity difficulties. The Bond Portfolio will invest no more than 5% of its net assets in securities rated below investment grade.

------
28

--------------------------------------------------------------------------------
Investment Policies


Each Portfolio's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Portfolios. The full text of the fundamental policies can be found in the Statement of Additional Information.

--
Each Portfolio may not:

1. Purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Portfolio would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of registered investment companies, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Portfolio's total assets.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3.  Make loans, except that a Portfolio may:

  (i) purchase or hold debt instruments in accordance with its investment objective and policies;
 (ii)  enter into repurchase agreements; and
(iii)  engage in securities lending.

The Equity Index Portfolio may not:

1. Invest more than 10% of its total assets in securities issued or guaranteed by the United States, its agencies or instrumentalities. Repurchase agreements held in margin deposits and segregated accounts for futures contracts are not considered issued or guaranteed by the United States, its agencies or instrumentalities for purposes of the 10% limitation.

Additional investment policies can be found in the Statement of Additional Information.

--------------------------------------------------------------------------------
Portfolio Quality


Various rating organizations (like Standard & Poor's Corporation and Moody's Investor Service) assign ratings to securities (other than equity securities). Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities. Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities. The Portfolios only purchase securities that meet the rating criteria described below. Banc One Investment Advisors will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities.

------
  29

--

Subsequent to its purchase by a Portfolio, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Banc One Investment Advisors will consider such an event in determining whether the Portfolio should continue to hold the security.

RATINGS OF THE BOND PORTFOLIOS' SECURITIES

One Group Investment Trust Government Bond Portfolio only may invest in debt securities rated in any of the three highest investment grade rating categories.

One Group Investment Trust Bond Portfolio may purchase securities that meet the following rating criteria:

 . corporate and municipal bonds--rated in any rating category.

 . preferred stock--rated in any of the four investment grade rating categories.

 . commercial paper--rated in the highest or second highest rating categories.

--
RATINGS OF THE EQUITY PORTFOLIOS' SECURITIES

 . If a Portfolio invests in municipal bonds, the bonds must be rated as investment grade.

 . Other municipal securities, such as tax exempt commercial paper, notes and variable rate demand obligations, must be rated in one of the two highest investment grade categories at the time of investment.

 . Corporate bonds generally will be rated in one of the three highest investment grade categories.

 . Banc One Investment Advisors reserves the right to invest in corporate bonds that present attractive opportunities and are rated in the lowest investment grade category. These corporate bonds may be riskier than higher rated bonds.

For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.

--------------------------------------------------------------------------------

                         Temporary Defensive Positions

To respond to unusual market conditions, the Portfolios may invest their assets in cash and CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Portfolios from meeting their investment objectives.

    WHAT IS A CASH EQUIVALENT

 Cash Equivalents are highly liquid,
 high quality instruments with
 maturities of three months or less
 on the date they are purchased.
 They include securities issued by
 the U.S. government, its agencies
 and instrumentalities, repurchase
 agreements (other than equity
 repurchase agreements),
 certificates of deposit, bankers'
 acceptances, commercial paper
 (rated in one of the two highest
 rating categories), variable rate
 master demand notes, money market
 mutual funds and bank money market
 deposit accounts.

Bond Portfolios. For temporary defensive purposes as determined by Banc One Investment Advisors, the Bond Portfolios may invest up to 100% of their assets in cash equivalents, and may hold a portion of their assets in cash for liquidity purposes.


------
30

Equity Portfolios. For temporary defensive purposes as determined by Banc One Investment Advisors, the Equity Portfolios (except the Equity Index Portfolio and Diversified Mid Cap Portfolio), may invest 100% of their total assets in cash and cash equivalents. The Diversified Mid Cap Portfolio may invest up to 20% and the Equity Index Portfolio may invest 10% of their total assets in cash and cash equivalents. (Assets held in margin deposits and segregated accounts for futures contracts are not considered cash or cash equivalents for purposes of the 10% limitation in the Equity Index Portfolio or the 20% limitation in the Diversified Mid Cap Portfolio).

--------------------------------------------------------------------------------

Portfolio Turnover

The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Portfolios. The portfolio turnover rate for each Portfolio for the fiscal year ended December 31, 2000 is shown on the Financial Highlights.

--------------------------------------------------------------------------------

Shareholder Information

PRICING PORTFOLIO SHARES


HOW ARE PORTFOLIO SHARES PRICED? The net asset value or NAV per share for each Portfolio is determined as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern Time), on each day the Portfolios are open for business. On occasion, the New York Stock Exchange will close before 4 P.M. Eastern Time. When that happens, the NAV will be calculated as of the time the New York Stock Exchange closes. The NAV per share is calculated by adding the value of all securities and other assets of a Portfolio, deducting its liabilities, and dividing by the number of shares of the Portfolio that are outstanding.

WHEN ARE THE PORTFOLIOS' BUSINESS DAYS? The Portfolios are open for business on days that the New York Stock Exchange is open for business. The Portfolios will be closed on weekends and days on which the New York Stock Exchange is closed including the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

PURCHASING PORTFOLIO SHARES

WHO CAN PURCHASE SHARES OF THE PORTFOLIOS? Shares of the Portfolios are sold at net asset value to SEPARATE ACCOUNTS of insurance companies investing on instructions of policyholders of variable annuity and variable life contracts. You and other purchasers of variable life or variable annuity contracts will not own shares of the Portfolios directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity and variable life contracts. All investments in the Portfolios are credited to the shareholder's account in the form of full or fractional shares of the designated Portfolios. The Portfolios do not issue share certificates. The interests of different separate accounts are not always the same and material, irreconcilable conflicts may arise. The Board of Trustees will

------
  31
monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.

ARE THERE LIMITS ON PORTFOLIO PURCHASES? Yes. Initial and subsequent purchase payments allocated to a specific Portfolio are subject to any limits set by your variable annuity or variable life contract. For information concerning the purchase and redemption of shares through your variable annuity or variable life contract, refer to the literature that you received when you purchased your variable annuity or variable life contract.

VOTING AND MEETINGS

HOW ARE SHARES OF THE PORTFOLIO VOTED? If required by the SEC, the insurance company that issued your variable annuity or variable life contract will solicit voting instructions from you and other purchasers of variable annuity or variable life contracts with respect to any matters that are presented to a vote of shareholders. Each Portfolio votes separately on matters relating solely to that Portfolio or which affect that Portfolio differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.

WHEN ARE SHAREHOLDER MEETINGS HELD? One Group Investment Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change a Portfolio's fundamental investment objectives, or approve an investment advisory contract.

REDEEMING PORTFOLIO SHARES

Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity or variable life contracts or for other reasons described in the separate account literature that you received when you purchased your variable annuity or variable life contract. Redemptions are processed on any day on which the Portfolios are open for business. Shares are redeemed at the net asset value next determined after the redemption order, in proper form, is received by One Group Investment Trust's transfer agent, State Street Bank and Trust Company.

DIVIDENDS

 . All dividends are distributed to the separate accounts on a quarterly basis and will be automatically reinvested in Portfolio shares unless an election is made on behalf of a separate account to receive some or all of the dividends in cash.

 . Dividends are not taxable as current income to you or other purchasers of variable annuity or variable life insurance contracts.

QUESTIONS

 . Any questions regarding the Portfolios should be directed to One Group
  Investment Trust, 1111 Polaris Parkway, Suite 2-G/J/L, Columbus, Ohio 43271-1235, 1-800-480-4111. All questions regarding variable annuities or variable life insurance contracts should be directed to the address indicated in the prospectuses or other literature

------
32
 that you received when you purchased your variable annuity or variable life product.

TAX INFORMATION

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements. Each Portfolio intends to comply with these requirements. If a Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolios. For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.

QUALIFIED PLANS

In the future, shares of the portfolios may also be sold to qualified pension and retirement plans for the benefit of plan participants. For information about the purchase and redemption of shares by qualified pension and retirement plans as well as the tax consequences impacting such plans, refer to the literature received from your plan administrator.

------
  33

    ONE  GROUP(R)
    INVESTMENT TRUST
    ----------------------


Management of One Group Investment Trust

--------------------------------------------------------------------------------
                                  The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Portfolios and continuously reviews, supervises and administers each Portfolio's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Investment Trust. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of December 31, 2000, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $131 billion in assets.

--------------------------------------------------------------------------------
                                 Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Portfolio. For the fiscal year ended December 31, 2000, the Portfolios paid advisory fees at the following rates:

--------------------------------------------------------------------------------

                                        ANNUAL RATE
                                      AS PERCENTAGE OF
PORTFOLIO                         AVERAGE DAILY NET ASSETS
Government Bond Portfolio                   .45%
----------------------------------------------------------
Balanced Portfolio                          .70%
----------------------------------------------------------
Large Cap Growth Portfolio                  .65%
----------------------------------------------------------
Equity Index Portfolio                      .30%
----------------------------------------------------------
Mid Cap Growth Portfolio                    .65%
----------------------------------------------------------
Bond Portfolio/1/                           .54%
----------------------------------------------------------
Diversified Equity Portfolio                .74%
----------------------------------------------------------
Diversified Mid Cap Portfolio/1/            .69%
----------------------------------------------------------
Mid Cap Value Portfolio/1/                  .68%
----------------------------------------------------------

/1/A portion of the advisory fees for the fiscal year ended December 31, 2000 for the Bond Portfolio, the Diversified Mid Cap Portfolio, and the Mid Cap Value Portfolio were waived. Without such waivers, the investment advisory fees would have been as follows:

                                   ANNUAL RATE AS PERCENTAGE
   PORTFOLIO                      OF AVERAGE DAILY NET ASSETS
   Bond Portfolio                            .60%
   Diversified Mid Cap Portfolio             .74%
   Mid Cap Value Portfolio                   .74%

------
34

--------------------------------------------------------------------------------
                             The Portfolio Managers

The Bond Portfolios (and the fixed income portion of the Balanced Portfolio) are managed by teams of portfolio managers, research analysts and fixed income traders. The team works together to establish general duration and sector strategies for the Portfolios. Each team member makes recommendations about securities in the Portfolios. The research analysts and trading personnel support individual security and sector recommendations, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Portfolios.

The Equity Portfolios are managed by teams of portfolio managers, research analysts, and other investment management professionals. For all Equity Portfolios except the Equity Index Portfolio, each team member makes recommendations about the securities in the Portfolios. The research analysts support in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, portfolio holdings, and cash positions.

------
  35

     ONE GROUP(R)
     INVESTMENT TRUST
     -------------------

FINANCIAL HIGHLIGHTS

Bond Portfolio

The Financial Highlights table is intended to help you understand the Portfolio's performance for the last five years or the period of the Portfolio's operations, whichever is shorter. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the Portfolio has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers LLP's report, along with the Portfolio's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                      YEAR ENDED DECEMBER 31,       MAY 1 TO
                                      --------------------------  DECEMBER 31,
                                        2000    1999(A)   1998      1997(B)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $   9.98  $ 10.73  $ 10.44    $ 10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)             0.61     0.60     0.57       0.37
 Net realized and unrealized gains
  (losses) from investments               0.58    (0.76)    0.31       0.45
------------------------------------------------------------------------------
Total from Investment Activities          1.19    (0.16)    0.88       0.82
------------------------------------------------------------------------------
Distributions:
 Net investment income                   (0.60)   (0.59)   (0.58)     (0.37)
 In excess of net investment income         -        -     (0.01)     (0.01)
------------------------------------------------------------------------------
Total Distributions                      (0.60)   (0.59)   (0.59)     (0.38)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $  10.57  $  9.98  $ 10.73    $ 10.44
------------------------------------------------------------------------------
Total Return                            12.20%   (1.50)%   8.66%     12.29%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)    $102,967  $67,844  $60,892    $34,230
 Ratio of expenses to average net
  assets                                 0.75%    0.75%    0.75%      0.75%(c)
 Ratio of net investment income to
  average net assets                     6.12%    5.86%    5.36%      5.97%(c)
 Ratio of expenses to average net
  assets*                                0.80%    0.85%    0.81%      0.77%(c)
 Portfolio turnover                      6.62%    7.50%   14.50%     14.80%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) On March 31, 1999, the One Group Investment Trust Bond Portfolio was substituted for the Pegasus Variable Bond Fund. Financial highlights for the period prior to March 31, 1999 represent the Pegasus Variable Bond Fund. (B) Period from commencement of operations. (C) Annualized.

------
36

     ONE GROUP(R)
     INVESTMENT TRUST
     -------------------

FINANCIAL HIGHLIGHTS

Government Bond Portfolio


The Financial Highlights table is intended to help you understand the Portfolio's performance for the last five years or the period of the Portfolio's operations, whichever is shorter. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the Portfolio has been audited by PricewaterhouseCoopers LLP whose report, along with the Portfolio's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                          YEAR ENDED DECEMBER 31,
                                  --------------------------------------------
                                    2000     1999     1998     1997     1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $   9.96  $ 10.64  $ 10.48  $ 10.15  $ 10.48
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)         0.61     0.56     0.56     0.60     0.59
 Net realized and unrealized
  gains (losses) from investments     0.55    (0.70)    0.20     0.35    (0.33)
-------------------------------------------------------------------------------
Total from Investment Activities      1.16    (0.14)    0.76     0.95     0.26
-------------------------------------------------------------------------------
Distributions:
 Net investment income               (0.62)   (0.54)   (0.56)   (0.60)   (0.59)
 In excess of net investment
  income                                -        -     (0.01)      -        -
 Net realized gains                     -        -     (0.03)   (0.02)      -
-------------------------------------------------------------------------------
Total Distributions                  (0.62)   (0.54)   (0.60)   (0.62)   (0.59)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    $  10.50  $  9.96  $ 10.64  $ 10.48  $ 10.15
-------------------------------------------------------------------------------
Total Return                        12.00%  (1.31%)    7.32%    9.67%    2.69%

RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period
  (000)                           $103,385  $64,159  $42,187  $22,365  $14,622
 Ratio of expenses to average net
  assets                             0.67%    0.73%    0.75%    0.75%    0.75%
 Ratio of net investment income
  to average net assets              6.25%    5.68%    5.56%    6.06%    6.11%
 Ratio of expenses to average net
  assets*                            0.67%    0.73%    0.78%    0.88%    1.01%
 Portfolio turnover                 25.17%   55.15%   40.40%   21.30%   21.30%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

------
  37

     ONE GROUP(R)
     INVESTMENT TRUST
     -------------------

FINANCIAL HIGHLIGHTS

Balanced Portfolio

The Financial Highlights table is intended to help you understand the Portfolio's performance for the last five years or the period of the Portfolio's operations, whichever is shorter. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the Portfolio has been audited by PricewaterhouseCoopers LLP whose report, along with the Portfolio's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                         YEAR ENDED DECEMBER 31,
                                ----------------------------------------------
                                  2000      1999      1998     1997     1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $  15.68  $  15.14  $  13.19  $ 11.93  $ 11.24
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)       0.39      0.39      0.39     0.39     0.34
 Net realized and unrealized
  gains (losses) from
  investments                      (0.13)     0.83      2.14     2.31     0.98
-------------------------------------------------------------------------------
Total from Investment
 Activities                         0.26      1.22      2.53     2.70     1.32
-------------------------------------------------------------------------------
Distributions:
 Net investment income             (0.45)    (0.38)    (0.39)   (0.39)   (0.34)
 Net realized gains                (0.01)    (0.30)    (0.19)   (1.05)   (0.23)
 In excess of net realized
  gains                               -         -         -        -     (0.04)
 Return of capital                    -         -         -        -     (0.02)
-------------------------------------------------------------------------------
Total Distributions                (0.46)    (0.68)    (0.58)   (1.44)   (0.63)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  15.48  $  15.68  $  15.14  $ 13.19  $ 11.93
-------------------------------------------------------------------------------
Total Return                       1.65%     8.20%    19.09%   22.90%   11.92%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                         $208,568  $183,980  $102,845  $41,446  $14,883
 Ratio of expenses to average
  net assets                       0.90%     0.95%     1.00%    1.00%    1.00%
 Ratio of net investment income
  to average net assets            2.58%     2.74%     2.66%    3.24%    3.27%
 Ratio of expenses to average
  net assets*                      0.90%     0.95%     1.00%    1.15%    1.44%
 Portfolio turnover               33.38%    60.13%    32.10%   60.90%   64.80%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

------
38

     ONE GROUP(R)
     INVESTMENT TRUST
     -------------------

FINANCIAL HIGHLIGHTS

Large Cap Growth Portfolio

The Financial Highlights table is intended to help you understand the Portfolio's performance for the last five years or the period of the Portfolio's operations, whichever is shorter. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the Portfolio has been audited by PricewaterhouseCoopers LLP whose report, along with the Portfolio's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                         YEAR ENDED DECEMBER 31,
                                ----------------------------------------------
                                  2000      1999      1998     1997     1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $  26.56  $  22.63  $  17.21  $ 13.67  $ 12.12
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)      (0.03)     0.02      0.06     0.10     0.16
 Net realized and unrealized
  gains (losses) from
  investments                      (5.93)     6.60      7.03     4.25     1.86
-------------------------------------------------------------------------------
Total from Investment
 Activities                        (5.96)     6.62      7.09     4.35     2.02
-------------------------------------------------------------------------------
Distributions:
 Net investment income                -      (0.02)    (0.06)   (0.10)   (0.16)
 In excess of net investment
  income                              -      (0.02)       -        -        -
 Net realized gains                (0.53)    (2.65)    (1.61)   (0.71)   (0.30)
 In excess of net realized
  gains                               -         -         -        -     (0.01)

-------------------------------------------------------------------------------
Total Distributions                (0.53)    (2.69)    (1.67)   (0.81)   (0.47)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  20.07  $  26.56  $  22.63  $ 17.21  $ 13.67
-------------------------------------------------------------------------------
Total Return                     (22.96%)   29.26%    41.27%   31.93%   16.67%

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                         $327,602  $360,018  $202,035  $99,628  $42,893
 Ratio of expenses to average
  net assets                       0.85%     0.88%     0.93%    1.00%    0.98%
 Ratio of net investment income
  to average net assets           (0.14%)    0.08%     0.32%    0.69%    1.29%
 Ratio of expenses to average
  net assets*                      0.85%     0.88%     0.93%    1.00%    1.16%
 Portfolio turnover               96.20%    94.18%    61.00%   34.40%   38.70%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

------
  39

     ONE GROUP(R)
     INVESTMENT TRUST
     -------------------

FINANCIAL HIGHLIGHTS

Equity Index Portfolio


The Financial Highlights table is intended to help you understand the Portfolio's performance for the last five years or the period of the Portfolio's operations, whichever is shorter. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the Portfolio has been audited by PricewaterhouseCoopers LLP whose report, along with the Portfolio's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                                  YEAR ENDED        MAY 1 TO
                                                 DECEMBER 31,     DECEMBER 31,
                                               -----------------  ------------
                                                 2000     1999      1998(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  12.94  $ 10.97    $ 10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)                      0.13     0.17       0.08
 Net realized and unrealized gains (losses)
  from investments                                (1.32)    2.13       0.97
------------------------------------------------------------------------------
Total from Investment Activities                  (1.19)    2.30       1.05
------------------------------------------------------------------------------
Distributions:
 Net investment income                            (0.13)   (0.17)     (0.08)
 Net realized gains                               (0.20)   (0.16)        -
------------------------------------------------------------------------------
Total Distributions                               (0.33)   (0.33)     (0.08)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $  11.42  $ 12.94    $ 10.97
------------------------------------------------------------------------------
Total Return                                    (9.48%)   21.11%     10.52%(b)

RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000)             $ 96,305  $55,128    $14,481
 Ratio of expenses to average net assets          0.55%    0.55%      0.55%(b)
 Ratio of net investment income to average net
  assets                                          1.06%    1.67%      1.45%(b)
 Ratio of expenses to average net assets*         0.55%    0.58%      1.13%(b)
 Portfolio turnover                               3.51%    1.50%      2.30%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Period from commencement of operations. (B) Annualized.

------
40

     ONE GROUP(R)
     INVESTMENT TRUST
     -------------------


FINANCIAL HIGHLIGHTS

Diversified Equity Portfolio

The Financial Highlights table is intended to help you understand the Portfolio's performance for the last five years or the period of the Portfolio's operations, whichever is shorter. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the Portfolio has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers LLP's report, along with the Portfolio's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                          YEAR ENDED DECEMBER 31,
                                  --------------------------------------------
                                    2000    1999(A)   1998     1997     1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $  17.57  $ 17.80  $ 16.22  $ 13.19  $ 11.63
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)         0.07     0.10     0.11     0.13     0.15
 Net realized and unrealized
  gains (losses) from investments    (0.83)    1.51     2.00     3.38     2.02
-------------------------------------------------------------------------------
Total from Investment Activities     (0.76)    1.61     2.11     3.51     2.17
-------------------------------------------------------------------------------
Distributions:
 Net investment income               (0.07)   (0.10)   (0.12)   (0.13)   (0.14)
 Net realized gains                     -     (1.73)   (0.41)   (0.35)   (0.47)
 In excess of net realized gains        -     (0.01)      -        -        -
-------------------------------------------------------------------------------
Total Distributions                  (0.07)   (1.84)   (0.53)   (0.48)   (0.61)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    $  16.74  $ 17.57  $ 17.80  $ 16.22  $ 13.19
-------------------------------------------------------------------------------
Total Return                        (4.36%)   9.13%   13.10%   26.80%   18.75%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                           $109,519  $71,066  $59,560  $38,705  $ 8,603
 Ratio of expenses to average net
  assets                             0.95%    0.95%    0.95%    0.93%    0.85%
 Ratio of net investment income
  to average net assets              0.40%    0.54%    0.69%    0.93%    1.35%
 Ratio of expenses to average net
  assets*                            0.95%    0.97%    1.02%    1.10%    2.27%
 Portfolio turnover                 24.72%   91.90%   43.20%   31.10%   46.80%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) On March 31, 1999, the One Group Investment Trust Diversified Equity Portfolio was substituted for the Pegasus Variable Growth and Value Fund. Financial highlights for the period prior to March 31, 1999 represent the Pegasus Variable Growth and Value Fund.

------
  41

     ONE GROUP(R)
     INVESTMENT TRUST
     -------------------

FINANCIAL HIGHLIGHTS

Mid Cap Growth Portfolio


The Financial Highlights table is intended to help you understand the Portfolio's performance for the last five years or the period of the Portfolio's operations, whichever is shorter. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the Portfolio has been audited by PricewaterhouseCoopers LLP whose report, along with the Portfolio's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                          YEAR ENDED DECEMBER 31,
                                -----------------------------------------------
                                  2000      1999     1998      1997      1996
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $  20.55  $  18.52  $ 14.21  $  12.11  $  11.52
--------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)      (0.08)    (0.03)   (0.03)    (0.03)     0.18
 Net realized and unrealized
  gains (losses) from
  investments                       1.34      4.73     5.95      3.63      1.62
--------------------------------------------------------------------------------
Total from Investment
 Activities                         1.26      4.70     5.92      3.60      1.80
--------------------------------------------------------------------------------
Distributions:
 Net investment income                -         -        -         -      (0.19)
 Net realized gains                (0.58)    (2.67)   (1.38)    (1.48)    (0.78)
 In excess of net realized
  gains                               -         -     (0.03)       -      (0.24)
 Return of capital                    -         -     (0.20)    (0.02)       -

--------------------------------------------------------------------------------
Total Distributions                (0.58)    (2.67)   (1.61)    (1.50)    (1.21)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  21.23  $  20.55  $ 18.52  $  14.21  $  12.11
--------------------------------------------------------------------------------
Total Return                       5.79%    25.42%   38.82%    29.81%    15.67%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                         $203,070  $140,451  $92,674  $ 50,707  $ 22,339
 Ratio of expenses to average
  net assets                       0.87%     0.92%    0.97%     1.10%     1.06%
 Ratio of net investment
  income to average net assets    (0.40%)   (0.21%)  (0.25%)   (0.25%)    1.85%
 Ratio of expenses to average
  net assets*                      0.87%     0.92%    0.97%     1.11%     1.40%
 Portfolio turnover              161.73%   167.61%   87.70%   175.60%   326.90%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

------
42

     ONE GROUP(R)
     INVESTMENT TRUST
     -------------------

FINANCIAL HIGHLIGHTS

Diversified Mid Cap Portfolio


The Financial Highlights table is intended to help you understand the Portfolio's performance for the last five years or the period of the Portfolio's operations, whichever is shorter. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the Portfolio has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers LLP's report, along with the Portfolio's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                          YEAR ENDED DECEMBER 31,
                                  --------------------------------------------
                                   2000    1999 (A)   1998     1997     1996
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $ 15.18  $ 14.76   $ 14.38  $ 13.46  $ 11.02
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)        0.06     0.03     (0.01)    0.01     0.03
 Net realized and unrealized
  gains (losses) from investments    2.88     1.50      0.70     3.55     2.67
-------------------------------------------------------------------------------
Total from Investment Activities     2.94     1.53      0.69     3.56     2.70
-------------------------------------------------------------------------------
Distributions:
 Net investment income              (0.07)   (0.02)       -     (0.01)   (0.03)
 Net realized gains                 (0.22)   (1.09)    (0.31)   (2.63)   (0.23)
-------------------------------------------------------------------------------
Total Distributions                 (0.29)   (1.11)    (0.31)   (2.64)   (0.26)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    $ 17.83  $ 15.18   $ 14.76  $ 14.38  $ 13.46
-------------------------------------------------------------------------------
Total Return                       19.45%   10.50%     4.91%   26.65%   24.53%
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period
  (000)                           $42,554  $21,625   $18,160  $11,668  $ 9,216
 Ratio of expenses to average net
  assets                            0.95%    0.92%     0.95%    0.91%    0.85%
 Ratio of net investment income
  to average net assets             0.35%    0.26%    (0.10%)   0.04%    0.28%
 Ratio of expenses to average net
  assets*                           0.99%    1.03%     1.52%    1.49%    2.11%
 Portfolio turnover                76.98%   58.77%    26.20%   80.70%   37.40%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) On March 31, 1999, the One Group Investment Trust Diversified Mid Cap Portfolio was substituted for the Pegasus Variable Mid-Cap Opportunity Fund. Financial highlights for the period prior to March 31, 1999 represent the Pegasus Variable Mid-Cap Opportunity Fund.


------
  43

     ONE GROUP(R)
     INVESTMENT TRUST
     -------------------

FINANCIAL HIGHLIGHTS

Mid Cap Value Portfolio


The Financial Highlights table is intended to help you understand the Portfolio's performance for the last five years or the period of the Portfolio's operations, whichever is shorter. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the Portfolio has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers LLP's report, along with the Portfolio's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                    YEAR ENDED DECEMBER 31,         MAY 1 TO
                                   -----------------------------  DECEMBER 31,
                                     2000      1999(A)    1998      1997(B)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                            $  10.39    $  10.70  $ 11.53    $ 10.00
------------------------------------------------------------------------------
Investment Activities:
 Net investment income (loss)          0.11        0.11     0.21       0.12
 Net realized and unrealized gains
  (losses)
  from investments                     2.77       (0.31)   (0.58)      1.57
------------------------------------------------------------------------------
Total from Investment Activities       2.88       (0.20)   (0.37)      1.69
------------------------------------------------------------------------------
Distributions:
 Net investment income                (0.11)      (0.11)   (0.21)     (0.12)
 Net realized gains                      - (C)       -     (0.20)     (0.04)
 In excess of net realized gains         -           -     (0.05)        -
------------------------------------------------------------------------------
Total Distributions                   (0.11)      (0.11)   (0.46)     (0.16)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $  13.16    $  10.39  $ 10.70    $ 11.53
------------------------------------------------------------------------------
Total Return                         27.91%      (1.84%)  (3.31%)    25.26%(D)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000) $ 65,157    $ 28,489  $22,501    $13,926
 Ratio of expenses to average net
  assets                              0.95%       0.95%    0.95%      0.95%(D)
 Ratio of net investment income to
  average net assets                  1.03%       1.10%    1.90%      1.83%(D)
 Ratio of expenses to average net
  assets*                             1.00%       1.02%    1.27%      1.22%(D)
 Portfolio turnover                 141.27%     198.01%   39.30%     19.60%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) On March 31, 1999, the One Group Investment Trust Mid Cap Value Portfolio was substituted for the Pegasus Variable Intrinsic Value Fund. Financial highlights for the period prior to March 31, 1999 represent the Pegasus Variable Intrinsic Value Fund. (B) Period from commencement of operations.
  (C) Amount is less than $0.01. (D) Annualized.

------
44

    ONE GROUP(R)
    INVESTMENT TRUST
    ----------------------

Appendix A

--------------------------------------------------------------------------------
Investment Practices

The Portfolios invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques which may be utilized by the Portfolios, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

---------------------------------------------

                                  PORTFOLIO NAME PORTFOLIO CODE
---------------------------------------------------------------
     One Group Investment Trust Bond Portfolio        1
---------------------------------------------------------------
    One Group Investment Trust Government Bond
                                     Portfolio        2
---------------------------------------------------------------
 One Group Investment Trust Balanced Portfolio        3
---------------------------------------------------------------
     One Group Investment Trust Mid Cap Growth
                                     Portfolio        4
---------------------------------------------------------------
   One Group Investment Trust Large Cap Growth
                                     Portfolio        5
---------------------------------------------------------------
 One Group Investment Trust Diversified Equity
                                     Portfolio        6
---------------------------------------------------------------
       One Group Investment Trust Equity Index
                                     Portfolio        7
---------------------------------------------------------------
One Group Investment Trust Diversified Mid Cap
                                     Portfolio        8
---------------------------------------------------------------
      One Group Investment Trust Mid Cap Value
                                     Portfolio        9

                                                            PORTFOLIO
INSTRUMENT                                                  CODE      RISK TYPE
-------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS,     1-9       Market
and CUBES
-------------------------------------------------------------------------------

Treasury Receipts: TRS, TIGRs and CATS.                     1-9       Market
-------------------------------------------------------------------------------

U.S. Government Agency Securities: Securities issued by     1-9       Market
agencies and instrumentalities of the U.S. government.                Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.
-------------------------------------------------------------------------------

Certificates of Deposit: Negotiable instruments with a      1, 3-9    Market
stated maturity.                                                      Credit
                                                                      Liquidity
-------------------------------------------------------------------------------

Time Deposits: Non-negotiable receipts issued by a bank in  1, 3-9    Liquidity
exchange for the deposit of funds.                                    Credit
                                                                      Market
-------------------------------------------------------------------------------

Common Stock: Shares of ownership of a company.             3-9       Market
-------------------------------------------------------------------------------


------
  45

                                                           PORTFOLIO RISK
INSTRUMENT                                                 CODE      TYPE
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the  1-9       Credit
simultaneous commitment to return the security to the                Market
seller at an agreed upon price on an agreed upon date.               Liquidity
This is treated as a loan.
-------------------------------------------------------------------------------
Reverse Repurchase Agreement: The sale of a security and   1-9       Market
the simultaneous commitment to buy the security back at              Leverage
an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Portfolio.
-------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the    1-9       Credit
Portfolio's total assets. In return the Portfolio will               Market
receive cash, other securities, and/or letters of credit             Leverage
as collateral.
-------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase   1-9       Market
or contract to purchase securities at a fixed price for              Leverage
delivery at a future date.                                           Liquidity
                                                                     Credit
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other mutual      1-9       Market
funds, including money market funds of One Group Mutual
Funds and shares of other money market funds for which
Banc One Investment Advisors or its affiliates serve as
investment advisor or administrator. Banc One Investment
Advisors will waive certain fees when investing in funds
for which it serves as investment advisor.
-------------------------------------------------------------------------------
Convertible Securities: Bonds or preferred stock that can  1, 3-9    Market
convert to common stock.                                             Credit
-------------------------------------------------------------------------------
Call and Put Options: A call option gives the buyer the    1-9       Management
right to buy, and obligates the seller of the option to              Liquidity
sell, a security at a specified price at a future date. A            Credit
put option gives the buyer the right to sell, and                    Market
obligates the seller of the option to buy, a security at             Leverage
a specified price at a future date. The Portfolios will
sell only covered call and secured put options.
-------------------------------------------------------------------------------
Futures and Related Options: A contract providing for the  1-9       Management
future sale and purchase of a specified amount of a                  Market
specified security, class of securities, or an index at a            Credit
specified time in the future and at a specified price.               Liquidity
                                                                     Leverage
-------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs"): Pooled            1, 3-9    Liquidity
investment vehicles which invest primarily in income                 Management
producing real estate or real estate related loans or                Market
interest.                                                            Regulatory
                                                                     Tax
                                                                     Prepayment
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts     1, 3-9    Credit
drawn on and accepted by a commercial bank. Maturities               Liquidity
are generally six months or less.                                    Market
-------------------------------------------------------------------------------

------
46

                                                           PORTFOLIO RISK
INSTRUMENT                                                 CODE      TYPE
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term         1, 3-9    Credit
promissory notes issued by corporations and other                    Liquidity
entities. Maturities generally vary from a few days to               Market
nine months.
-------------------------------------------------------------------------------
Foreign Securities: Stocks issued by foreign companies,    1, 3-9    Market
as well as commercial paper of foreign issuers and                   Political
obligations of foreign banks, and overseas branches of               Liquidity
U.S. banks. The Equity Portfolios also may invest in                 Foreign
American Depositary Receipts, Global Depositary Receipts,            Investment
European Depositary Receipts, and American Depositary
Securities.
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under     1, 3-9    Liquidity
the Securities Act of 1933, such as privately placed                 Market
commercial paper and Rule 144A securities.
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with   1-9       Credit
interest rates which are reset daily, weekly, quarterly              Liquidity
or some other period and which may be payable to the                 Market
Portfolio on demand.                                                 Leverage
-------------------------------------------------------------------------------
Rights and Warrants: Securities, typically issued with     3, 5-8    Market
preferred stock or bonds, that give the holder the right             Credit
to buy a proportionate amount of common stock at a
specified price.
-------------------------------------------------------------------------------
Preferred Stock: A class of stock that generally pays a    1, 3-9    Market
dividend at a specified rate and has preference over
common stock in the payment of dividends and in
liquidation.
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by    1-3, 8    Prepayment
real estate loans and pools of loans. These include                  Market
collateralized mortgage obligations ("CMOs") and Real                Credit
Estate Mortgage Conduits ("REMICs").                                 Regulatory
-------------------------------------------------------------------------------
Corporate Debt Securities: Corporate bonds and non-        1, 3, 5   Market
convertible debt securities.                                         Credit
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and   1, 3      Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed                 Management
period of time following demand by a Portfolio.
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company     1, 3, 8   Prepayment
receivables, home equity loans, truck and auto loans,                Market
leases, credit card receivables and other securities                 Credit
backed by other types of receivables or other assets.                Regulatory
-------------------------------------------------------------------------------
Mortgage Dollar Rolls: A transaction in which a Portfolio  1-3, 8    Prepayment
sells securities for delivery in a current month and                 Market
simultaneously contracts with the same party to                      Regulatory
repurchase similar but not identical securities on a
specified future date.
-------------------------------------------------------------------------------

------
  47

                                                           PORTFOLIO RISK
INSTRUMENT                                                 CODE      TYPE
-------------------------------------------------------------------------------
Adjustable Rate Mortgage Loans ("ARMs"): Loans in a        1-3       Prepayment
mortgage pool which provide for a fixed initial mortgage             Market
interest rate for a specified period of time, after which            Credit
the rate may be subject to periodic adjustments.                     Regulatory
-------------------------------------------------------------------------------
Swaps, Caps and Floors: Swaps involve an exchange of       1-9       Management
obligations by two parties. Caps and floors entitle a                Liquidity
purchaser to a principal amount from the seller of the               Market
cap or floor to the extent that a specified index exceeds
or falls below a predetermined interest rate or amount. A
Portfolio may enter into these transactions to manage its
exposure to changing interest rates and other factors.
-------------------------------------------------------------------------------
New Financial Products: New options and futures contracts  1-9       Management
and other financial products continue to be developed and            Credit
the Portfolios may invest in such options, contracts and             Market
products.                                                            Liquidity
-------------------------------------------------------------------------------
Structured Instruments: Debt securities issued by          1-6, 8-9  Market
agencies and instrumentalities of the U.S. government,               Liquidity
banks, municipalities, corporations and other businesses             Management
whose interest and/or principal payments are indexed to              Credit
foreign currency exchange rates, interest rates, or one              Foreign
or more other referenced indices.                                    Investment
-------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or      1, 3      Market
political subdivisions to obtain funds for various public            Credit
purposes. Municipal securities include private activity              Political
bonds and industrial development bonds, as well as                   Tax
General Obligation Notes, Tax Anticipation Notes, Bond
Anticipation Notes, Revenue Anticipation Notes, Project
Notes, other short-term tax-exempt obligations, municipal
leases, and obligations of municipal housing authorities
and single family revenue bonds.
-------------------------------------------------------------------------------
Index Shares: Ownership interests in unit investment       3-9       Market
trusts and other pooled investment vehicles that hold a
portfolio of securities or stocks designed to track the
price performance and dividend yield of a particular
index such as Standard & Poor's Depository Receipts
("SPDRs") and Nasdaq 100's. The Equity Index Portfolio's
investments in Index Shares are limited to SPDRs and
other Index Shares that track the S&P 500.
-------------------------------------------------------------------------------
Obligations of Supranational Agencies: Obligations of      1, 3, 8   Credit
supranational agencies which are chartered to promote                Foreign
economic development and are supported by various                    Investment
governments and governmental agencies.
-------------------------------------------------------------------------------
Zero-Coupon Debt Securities: Bonds and other debt that     1-3, 8    Credit
pay no interest, but are issued at a discount from their             Market
value at maturity. When held to maturity, their entire               Zero
return equals the difference between their issue price               Coupon
and their maturity value.
-------------------------------------------------------------------------------

------
48

                                                                INVESTMENT RISKS

                                                           PORTFOLIO RISK
INSTRUMENT                                                 CODE      TYPE
-------------------------------------------------------------------------------
Zero-Fixed-Coupon Debt Securities: Zero coupon debt        1-3, 8    Credit
securities which convert on a specified date to interest             Market
bearing debt securities.                                             Zero
                                                                     Coupon
-------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities: Derivative multi-     1-3       Prepayment
class mortgage securities which are usually structured               Market
with two classes of shares that receive different                    Credit
proportions of the interest and principal from a pool of             Regulatory
mortgage assets. These include IOs and POs issued outside
a REMIC or CMO structure.
-------------------------------------------------------------------------------
Inverse Floating Rate Instruments: Leveraged variable      1-3       Market
debt instruments with interest rates that reset in the               Leverage
opposite direction from the market rate of interest to               Credit
which the inverse floater is indexed.
-------------------------------------------------------------------------------
Loan Participations and Assignments: Participations in,    1, 3      Credit
or assignments of all or a portion of loans to                       Political
corporations or to governments, including governments of             Liquidity
the less developed countries ("LDCs").                               Foreign
                                                                     Investment
                                                                     Market
-------------------------------------------------------------------------------
Fixed Rate Mortgage Loans: Investments in fixed rate       1-3       Credit
mortgage loans or mortgage pools which bear simple                   Prepayment
interest at fixed annual rates and have short- to long-              Regulatory
term final maturities.                                               Market
-------------------------------------------------------------------------------
Short-Term Funding Agreements: Funding agreements such as  1, 3      Credit
Guaranteed Investment Contracts ("GICs") and Bank                    Liquidity
Investment Contracts ("BICs") issued by banks and highly             Market
rated U.S. insurance companies.

--------------------------------------------------------------------------------
                                Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Portfolios may fluctuate, as will the value of your investment in the Portfolios. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate

------
  49
  losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

  Speculative. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

 . Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a Portfolio's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

 . Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Portfolio may have to reinvest in securities with a lower yield. Further, with early prepayment, a Portfolio may fail to recover any premium paid, resulting in an unexpected capital loss.

------
50

 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of the outstanding securities.

 . Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

 . Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.


------
  51

--------------------------------------------------------------------------------
If you want more information about the Portfolios, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/annual reports or the SAI, request other information or discuss your questions about the Portfolios by calling 1-800-480-4111 or by writing the Portfolios at:

                         ONE GROUP(R) INVESTMENT TRUST
                    1111 POLARIS PARKWAY, SUITE 2-G/J/L
                           COLUMBUS, OHIO 43271-1235

You can also review and copy the Portfolios' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Portfolios from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS: This prospectus is for use with variable life insurance contracts and variable annuity contracts. All questions regarding variable annuity contracts or variable life insurance contracts should be directed to the address or phone numbers in the prospectus or other materials that you received when you purchased your variable annuity or variable life product.


(Investment Company Act File No. 811-7874)

                      STATEMENT OF ADDITIONAL INFORMATION


                       ONE GROUP \\(R)\\ INVESTMENT TRUST

        ONE GROUP INVESTMENT TRUST BOND PORTFOLIO (THE "BOND PORTFOLIO")

   ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO (THE "GOVERNMENT BOND
                                  PORTFOLIO")

    ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO (THE "BALANCED PORTFOLIO")

  ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO (THE "LARGE CAP GROWTH
                                  PORTFOLIO")

ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO (THE "EQUITY INDEX PORTFOLIO")

ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO (THE "DIVERSIFIED EQUITY
                                  PORTFOLIO")

 ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO (THE "DIVERSIFIED MID
                                CAP PORTFOLIO")

    ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO (THE "MID CAP GROWTH
                                  PORTFOLIO")

     ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO (THE "MID CAP VALUE
                                  PORTFOLIO")

            (EACH A "PORTFOLIO," AND COLLECTIVELY THE "PORTFOLIOS")

                                  May 1, 2001


     This Statement of Additional Information is not a Prospectus, but supplements and should be read with the Prospectus dated May 1, 2001 for the Portfolios (the "Prospectus"). This Statement of Additional Information is incorporated in its entirety into the Prospectus. The Annual Report for the Portfolios for the fiscal year ended December 31, 2000 is incorporated by reference into this Statement of Additional Information. A copy of the Annual Report and the Prospectus are available without charge by writing to One Group Investment Trust (the "Trust") at 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 or by calling toll free at 1-800-480-4111.

                                                                            Page
                                                                            ----
THE TRUST...............................................................      1
INVESTMENT OBJECTIVES AND POLICIES......................................      3
 ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS........................      3
  Asset-Backed Securities...............................................      3
  Bank Obligations......................................................      3
  Commercial Paper......................................................      4
  Common Stock..........................................................      5
  Convertible Securities................................................      5
  Demand Features.......................................................      5
  Foreign Investments...................................................      5
   Risk Factors of Foreign Investments..................................      6
  Futures and Options Trading...........................................      7
   Futures Contracts....................................................      7
   Margin Requirements..................................................      7
   SEC Segregation Requirements.........................................      8
  Liquidity Impact of Margin and SEC Segregation Requirements...........      8
  Limitations on the Use of Futures Contracts...........................      8
   Purpose of Utilizing Futures.........................................      8
   Risk Factors in Futures Transactions.................................      9
   Options Contracts....................................................     11
   Purchasing Call Options..............................................     12
   Writing (Selling) Covered Calls......................................     12
   Purchasing Put Options...............................................     13
    Writing (Selling) Secured Puts......................................     13
   Engaging in Straddles and Spreads....................................     14
   Risk Factors in Options Transactions.................................     14
   Limitations on the Use of Options....................................     15
  Government Securities.................................................     15
  High Yield/High Risk Securities/Junk Bonds............................     16
  Index Shares..........................................................     17
  Investment Company Securities.........................................     18
  Loan Participations and Assignments...................................     18
  Mortgage-Related Securities...........................................     19
   Mortgage-Backed Securities (CMOs and REMICs).........................     19
   Mortgage Dollar Rolls................................................     21
   Stripped Mortgage Backed Securities..................................     22
   Adjustable Rate Mortgage Loans.......................................     23
   Risk Factors of Mortgage-Related Securities..........................     24
  Municipal Securities..................................................     26
   Risk Factors in Municipal Securities.................................     28
   Limitations on the use of Municipal Securities.......................     30
  New Financial Products................................................     30
  PERCs.................................................................     30
  Preferred Stock.......................................................     31
  Real Estate Investment Trusts ("REITs")...............................     31

                                                                            Page
                                                                            ----
 Repurchase Agreements.................................................      32
 Reverse Repurchase Agreements.........................................      32
 Restricted Securities.................................................      33
 Securities Lending....................................................      34
 Short-term Funding Agreements.........................................      35
 Structured Instruments................................................      35
 Swaps, Caps and Floors................................................      36
 Treasury Receipts.....................................................      38
 U.S. Treasury Obligations.............................................      39
 Variable and Floating Rate Instruments................................      39
  Limitations on the Use of Variable and Floating Rate Notes...........      40
 Warrants..............................................................      40
 When-Issued Securities and Forward Commitments........................      41
INVESTMENT RESTRICTIONS................................................      41
PORTFOLIO TURNOVER.....................................................      43
ADDITIONAL TAX INFORMATION CONCERNING THE PORTFOLIOS...................      44
VALUATION..............................................................      46
Valuation of the Portfolios............................................      46
Security Valuation Specifics...........................................      46
ADDITIONAL INFORMATION REGARDING THE CALCULATION OF
 PER SHARE NET ASSET VALUE.............................................      47
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.........................      47
DIVIDENDS..............................................................      47
MANAGEMENT OF THE TRUST................................................      47
 Trustees & Officers...................................................      47
 Investment Advisor....................................................      51
 Codes of Ethics.......................................................      54
 Portfolio Transactions................................................      55
 Administrator.........................................................      58
 Sub-Administrators....................................................      60
 Custodian, Sub-Custodian, and Transfer Agent..........................      62
 Experts...............................................................      63
ADDITIONAL INFORMATION.................................................      64
 Description of Shares.................................................      64
 Shareholder and Trustee Liability.....................................      65
 Shareholders..........................................................      66
 Calculation of Performance Data.......................................      69
 Administrative Services Plan..........................................      71
 Miscellaneous.........................................................      71
FINANCIAL STATEMENTS...................................................      73

Appendix A - Description of Ratings
Appendix B - Investment Practices

THE TRUST

One Group Investment Trust (formerly called The One Group Investment Trust) (the "Trust") is an open-end management investment company. The Trust was formed as a Massachusetts business trust on June 7, 1993. The Trust consists of nine series of units of beneficial interest ("Shares") each representing interests in one of the following separate investment portfolios:

     1. Bond Portfolio (formerly called the Bond Fund)
     2. Government Bond Portfolio (formerly called the Government Bond Fund)
     3. Balanced Portfolio (formerly called the Asset Allocation Fund)
     4. Mid Cap Growth Portfolio (formerly called the Growth Opportunities Fund)
     5. Large Cap Growth Portfolio (formerly called the Large Company Growth
        Fund)
     6. Equity Index Portfolio (formerly called the Equity Index Fund)
     7. Diversified Equity Portfolio (formerly called the Value Growth Fund)
     8. Diversified Mid Cap Portfolio (formerly called the Mid Cap Opportunities
        Fund)
     9. Mid Cap Value Portfolio (formerly called the Mid Cap Value Fund)

For ease of reference, this Statement of Additional Information sometimes refers to the Portfolios as the Bond Portfolios and the Equity Portfolios.

The Bond Portfolios include:

     1. Bond Portfolio and
     2. Government Bond Portfolio.

The Equity Portfolios include:

     1. Balanced Portfolio,
     2. Mid Cap Growth Portfolio,
     3. Large Cap Growth Portfolio,
     4. Equity Index Portfolio,
     5. Diversified Equity Portfolio,
     6. Diversified Mid Cap Portfolio, and
     7. Mid Cap Value Portfolio.

All of the Portfolios are diversified, as defined under the Investment Company Act of 1940, as amended, (the "1940 Act").


Substitution Of One Group Investment Trust Portfolios For Pegasus Variable Funds. On March 31, 1999, the following portfolios of the Trust were substituted for the following Pegasus Variable Funds in separate accounts maintained by Hartford Life and Annuity Insurance Company:

One Group Investment Trust Portfolio    Pegasus Variable Fund
1.  Bond Portfolio                      1.  Bond Fund
2.  Large Cap Growth Portfolio          2.  Growth Fund
3.  Diversified Mid Cap Portfolio       3.  Mid-Cap Opportunity Fund
4.  Mid Cap Value Portfolio             4.  Intrinsic Value Fund
5.  Diversified Equity Portfolio        5.  Growth and Value Fund


With the exception of the Large Cap Growth Portfolio, the Pegasus Variable Funds are the surviving funds for accounting purposes. The Pegasus Variable Bond Fund, the Pegasus Variable Mid-Cap Opportunity Fund, the Pegasus Variable Intrinsic Value Fund, and the Pegasus Variable Growth and Value Fund are referred to as the "Predecessor Funds" in this Statement of Additional Information. Individual Predecessor Funds are identified in this Statement of Additional Information by reference to the applicable One Group Investment Trust Portfolio.

Much of the information in this Statement of Additional Information expands upon subjects discussed in the Prospectus. You should not invest in the Portfolios without first reading the Prospectus.

                      INVESTMENT OBJECTIVES AND POLICIES



The following policies supplement each Portfolio's investment objective and policies as described in the Prospectus. Additional details about each Portfolio's investment objectives and policies are contained in Appendix B to this Statement of Additional Information and in the Prospectus under "Fund
Summary: Investments, Risk & Performance," "More About the Portfolios" and Appendix A - Investment Practices.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS

Asset-backed Securities


Asset-backed securities include securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

Prepayment Risks. The issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. If asset-backed securities are pre-paid, a Portfolio may have to reinvest the proceeds from these securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Portfolio may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

Bank Obligations

Bank obligations include bankers' acceptances, certificates of deposit, and time deposits. The Portfolios (other than the Government Bond Portfolio) may invest in bank obligations.

Bankers' Acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise. These drafts are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Portfolio, a bankers' acceptance must be guaranteed by domestic and foreign banks and savings and loan associations having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. To be eligible for investment, a certificate of deposit must be issued by domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.


The Portfolios may also invest in Eurodollar certificates of deposit. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. The Portfolios may also invest in Yankee Certificates of Deposit. Yankee Certificates of Deposits are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Portfolios may also invest in obligations (including bankers' acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments").


Time Deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market. Time deposits that exceed seven days and include a withdrawal penalty are considered to be illiquid. Demand Deposits are funds deposited in a commercial bank or a savings and loan association which, without prior notice to the bank, may be withdrawn generally by negotiable draft. All of the Portfolios utilize Demand Deposits in connection with their day-to-day operations. Time and demand deposits will be maintained only at banks or savings and loan associations from which a Portfolio could purchase certificates of deposit.

Commercial Paper


Commercial paper consists of promissory notes issued by corporations. Although these notes are generally unsecured, the Portfolios may also purchase secured commercial paper. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Portfolios only purchase commercial paper that meets the following criteria.

     Bond Portfolio. The Bond Portfolio may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one Nationally Recognized Statistical Rating Organization ("NRSRO") (such as A-2 or better by Standard & Poor's Corporation ("S&P"), P-2 or better by Moody's Investors Service, Inc. ("Moody's") or F2 or better by Fitch IBCA ("Fitch")) or if unrated, determined by Banc One Investment Advisors Corporation ("Banc One Investment Advisors") to be of comparable quality.

     Equity Portfolios. The Equity Portfolios may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

Common Stock

Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, common stock dividends are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible Securities

Convertible securities are similar to both fixed income and equity securities. Convertible securities may be issued as bonds or preferred stock. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Portfolios base selection of convertible securities, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Demand Features

The Bond Portfolio and the Balanced Portfolio may invest in securities that are subject to puts and standby commitments ("Demand Features"). A Demand Feature allows a Portfolio to sell securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Portfolio. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Portfolios expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will reduce the yield otherwise payable on the underlying security.

Under a "Stand-By Commitment," a dealer agrees to purchase, at a Portfolio's option, specified securities at a specified price. A Portfolio will acquire these commitments only to aid portfolio liquidity and does not intend to exercise the demand feature for trading purposes. Stand-by commitments may also be referred to as put options. Each Portfolio will generally limit its investments in stand-by commitments to 25% of its total assets.

The Portfolios engage in put transactions to maintain flexibility and liquidity, to permit them to meet redemption requests and to remain as fully invested as possible.

Foreign Investments

Some of the Portfolios may invest in certain obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time

Deposits, Eurodollar Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper.

The Equity Portfolios may purchase sponsored and unsponsored American Depositary Receipts ("ADRs"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities.

Risk Factors of Foreign Investments

Political and Exchange Risks. Foreign investments involve investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.

Currency Risk. Foreign securities are typically denominated in foreign currencies. The value of a Portfolio's investments in securities denominated in foreign currencies will be affected by: (i) changes in currency exchange rates;
(ii) the relative strength of the foreign currencies and the U.S. dollar, and
(iii) exchange control regulations. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains.


Limitations on the Use of Foreign Investments. With respect to all Portfolios other than the Government Bond Portfolio, investments in all types of foreign obligations or securities will not exceed 25% of the net assets of a Portfolio.

                          Futures and Options Trading

The Portfolios may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested, reducing transaction costs, or managing interest rate risk.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price.


Futures contracts may be issued with respect to fixed-income securities, foreign currencies, or financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodities Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolios only invest in futures contracts to the extent they could invest in the underlying instrument directly.

Margin Requirements


The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:


    . are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded,


    . may be maintained in cash or certain other liquid assets by the Portfolios' custodian for the benefit of the FCM, and


    .    are similar to good faith deposits or performance bonds.


Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to such Portfolio only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Trust's custodian.

SEC Segregation Requirements
----------------------------

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contacts held by a Portfolio, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Portfolio "covers" a long position.

Liquidity Impact of Margin and SEC Segregation Requirements
-----------------------------------------------------------

Although a Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to that Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

Limitations on the Use of Futures Contracts
-------------------------------------------

The Portfolios intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolios will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that a Portfolio holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, none of the Portfolios will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Portfolio's total assets.

Purpose of Utilizing Futures
----------------------------

A Portfolio's primary purpose in entering into futures contracts is to protect that Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if a Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its Portfolio securities by a corresponding increase in the value of the futures contract position. A Portfolio could protect against a decline in stock prices by selling Portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell Portfolio securities.

If a Portfolio owns Treasury bonds and Banc One Investment Advisors expects interest rates to increase, that Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Portfolio selling Treasury bonds in its Portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of that Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of that Portfolio from declining as much as it may have otherwise. If, on the other hand, a Portfolio manager expects interest rates to decline, that Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

Risk Factors in Futures Transactions
------------------------------------

     Liquidity. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Portfolio's access to other assets held to cover its futures positions also could be impaired.

     Risk of Loss. Futures contracts entail risks. Although the Portfolios believe that use of such contracts will benefit the Portfolios, a Portfolio's overall performance could be worse than if such Portfolio had not entered into futures contracts if Banc One Investment Advisors' investment judgment proves incorrect. For example, if a Portfolio has hedged against the effects of a possible decrease in prices of securities held in its Portfolio and prices increase instead, that Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a Portfolio has insufficient cash, it may have to sell securities from its Portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Portfolio.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the amount were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Portfolios will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

     Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Portfolio will not match exactly such Portfolio's current or potential investments. A Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests-- for example, by hedging investments in Portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of such Portfolio's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Portfolio's other investments.

                               Options Contracts
                               -----------------

The Portfolios may use options on securities or futures contracts to reduce investment risk. An option gives the buyer of the option the right (but not the obligation) to purchase a futures contract or security at a specified price (the "strike price"). The purchase price of an option is referred to as its "premium." Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. If an option is not exercised prior to its expiration, it becomes worthless. This means the buyer has lost the premium paid, while the seller (the "writer") has received a premium without being required to perform. Increased market volatility and relatively longer remaining life spans generally increase the value of options by increasing the probability of market swings favorable to the holder and unfavorable to the writer during the life of the option.

    . A CALL OPTION gives the buyer the right to purchase a security at a specified price (the "exercise price") at any time until a certain date. So long as the obligation of the writer of a call option continues, the writer may be required to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer closes the transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation under a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. A call option is "in-the-money" if the strike price is below current market levels and "out-of-the-money" if the strike price is above current market level.

    . A PUT OPTION gives the buyer the right to sell the underlying futures contract or security. The writer of a put option must purchase futures contracts or securities at a strike price if the option is exercised. A put option is "in-the-money" if the strike price is above current market levels and "out-of-the-money" if the strike price is below current market levels.

    . A COVERED OPTION is an option written by a party who owns the underlying position.

    . AN OPENING TRANSACTION is the initial purchase or sale of an option.

    . A CLOSING TRANSACTION is a transaction which effectively ends an option writer's financial exposure to an existing option obligation. A closing transaction involves entering into an option contract that has the reverse effect of that being closed out. Such an option will be on the same security with the same exercise price and expiration date as the option contract originally opened. The premium which a Portfolio will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was written, depending in large part upon the relative price of the underlying security at the time of each transaction. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security.

Purchasing Call Options
-----------------------

The Portfolios may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Portfolio might have realized had it bought the underlying security at the time it purchased the call option.

Writing (Selling) Covered Call Options
--------------------------------------

The Portfolios may write covered call options and purchase options to close out options previously written by the Portfolio. A Portfolio's purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance a Portfolio's total return and will reduce the effect of any price decline of the security involved in the option. Generally, the Portfolios will write covered call options on securities which, in the opinion of Banc One Investment Advisors, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Portfolio. The Portfolios will write only covered call options. This means that a Portfolio will only write a call option on a security which a Portfolio already owns.

Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options, which a Portfolio will not do), but capable of enhancing the Portfolio's total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline.

The security covering the call will be maintained in a segregated account of the Portfolio's custodian. Unlike one who owns a security not subject to an option, a Portfolio has no control over when it may be required to sell the underlying security, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. Thus, the security could be "called away" at a price substantially below the fair market value of the security. Additionally, when a security is called away, the Portfolio's turnover rate will increase, which would cause a Portfolio to incur additional brokerage expenses. If a call option which a Portfolio has written expires, a Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Portfolio will realize a gain or loss from the sale of the underlying security.

The Portfolios do not consider a security covered by a call to be "pledged" as that term is used in each Portfolio's policy which limits the pledging or mortgaging of its assets. Call options written by a Portfolio will normally have expiration dates of less than nine months from the date written.

The premium received is the market value of an option. In determining whether a particular call option should be written, Banc One Investment Advisors will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

From time to time, a Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its Portfolio. In such cases, additional costs will be incurred.

A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing transaction on a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

Purchasing Put Options
----------------------

The Portfolios may also purchase put options to protect their Portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Portfolio, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Portfolio will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by the transaction cost.

Writing (Selling) Secured Puts
------------------------------

The Portfolios may write secured puts. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of the security. If a secured put option expires unexercised, the writer realizes a gain in the amount of the premium.

Engaging in Straddles and Spreads
---------------------------------

The Portfolios also may engage in straddles and spreads. In a straddle transaction, a Portfolio either buys a call and a put or sells a call and a put on the same security. In a spread, a Portfolio purchases and sells a call or a put. The Portfolio will sell a straddle when Banc One Investment Advisors or the applicable Sub-Advisor believes the price of a security will be stable. The Portfolio will receive a premium on the sale of the put and the call. A spread permits the Portfolio to make a hedged investment that the price of a security will increase or decline.

Risk Factors in Options Transactions
------------------------------------

     Risk of Loss in Purchasing Transactions. When it purchases an option, a Portfolio runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Portfolio will lose part or all of its investment in the option. This contrasts with an investment by a Portfolio in the underlying securities, since the Portfolio may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities. In addition, there may be imperfect or no correlation between the changes in market value of the securities held by the Portfolios and the prices of the options.

     Risk of Loss in Writing (Selling) Options. When it writes a covered call option, a Portfolio runs the risk that it will be forced to sell a security it owns at below its market value or, alternatively, incur a loss in otherwise extinguishing its obligation under the covered call option. When it writes a secured put option, a Portfolio runs the risk that it will be required to buy a security at above its market price or, alternatively, incur a loss in otherwise extinguishing its obligation under the secured put option.

     Judgment of Banc One Investment Advisors. The successful use of the options strategies depends on the ability of Banc One Investment Advisors to assess interest rate and market movements correctly and to accurately calculate the fair price of the option. The effective use of options also depends on a Portfolio's ability to terminate option positions at times when Banc One Investment Advisors deems it desirable to do so. A Portfolio will take an option position only if Banc One Investment Advisors believes there is a liquid secondary market for the option, however, there is no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

     Liquidity. If a secondary trading market in options were to become unavailable, a Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A lack of liquidity may limit a Portfolio's ability to realize its profits or limit its losses.

     Market Restrictions. Disruptions in the markets for the securities underlying options purchased or sold by a Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Portfolio as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Portfolio has expired, the Portfolio could lose the entire value of its option.


     Foreign Investment Risks. Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.


Limitations on the use of Options.

Each Portfolio will limit the writing of put and call options to 25% of its net assets. Some Portfolios may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. The Portfolios will only enter into these option transactions with broker/dealers who have a minimum net worth of $20,000,000.

Government Securities


The Portfolios invest in securities issued by agencies and instrumentalities of the U.S. government. Not all securities issued by U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S.
Treasury.

- Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury;

- Others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the right of the issuer to borrow from the Treasury;

- Others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and

- Still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported only by the credit of the instrumentality.

No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Portfolio will invest in the obligations of these agencies or instrumentalities only when Banc One Investment Advisors believes that the credit risk is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see "Investment Objectives and Policies--Mortgage-Related Securities" in this Statement of Additional Information.

High Yield/High Risk Securities/Junk Bonds


The Bond Portfolio may invest up to 5% of its net assets in corporate and municipal bonds that are rated below investment grade (BB or lower by S&P and Ba or lower by Moody's). Terms used to describe securities that are rated below investment grade include "high yield securities," "lower rated bonds," "non-investment grade bonds," "below investment grade bonds" and "junk bonds." These securities are considered to be high risk investments. The risks include the following:


     Greater Risk of Loss. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities may be less creditworthy, highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer fails to pay principal or interest, the Portfolio would experience a decrease in income and a decline in the market value of its investments. The Portfolio may also incur additional expenses in seeking recovery from the issuer.

     Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile.

     Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

     Liquidity. There may be no established secondary or public market for investments in lower rated securities. As a result, a Portfolio that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.

     High Yield Bond Market. Unlike investment grade securities (including securities which were investment grade when issued but have fallen below investment grade), the track record for bond default rates on new issues of non-investment grade bonds is relatively short. It may be that future default rates on new issues of non-investment grade securities will be more widespread and higher than in the past, especially if economic conditions deteriorate.

     Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

     New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Portfolio's investments in lower rated securities.

Index Shares

Certain of the Portfolios may invest in Index Shares. Index Shares are ownership interests in unit investment trusts and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a specified index. Index shares include Standard & Poor's Depository Receipts ("SPDRS") and Nasdaq-100 Trusts (Nasdaq-100s). New types of Index Shares continue to be developed such as select sector SPDRs and other Index Shares that are designed to track indices other than the S&P 500 Index or Nasdaq-100 Index. In the future, the Portfolios may invest in these types of Index Shares.

SPDRs invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. Nasdaq-100s invest in a securities portfolio that includes substantially all of the securities of the Nasdaq-100 index. SPDRs and Nasdaq-100s are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs and Nasdaq-100s will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the SPDR or Nasdaq-100s to service providers. Nasdaq-100 Shares are subject to risks specific to the performance of a few component securities that currently represent a highly concentrated weighting in the Nasadaq-100 Index. SPDRs distribute dividends on a quarterly basis.




Index Shares are not actively managed. Rather, an Index Share's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the Index Share was not fully invested in such securities.

A Portfolio will limit its investments in any one Index Share to 5% of the Portfolio's total assets and 3% of the outstanding voting securities of the Index Share. Moreover, a Portfolio's investments in Index Shares will not exceed 10% of the Portfolio's total assets, when aggregated with all other investments in investment companies.

Investment Company Securities

The Portfolios may invest up to 5% of their total assets in the securities of any one investment company (another mutual fund), but may not own more than 3% of the outstanding securities of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. Other investment company securities may include securities of a money market fund of One Group(R) Mutual Funds and securities of other money market funds for which Banc One Investment Advisors or its affiliate serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Portfolios may cause Shareholders to bear duplicate fees. Banc One Investment Advisors will waive its fee attributable to Portfolio assets invested in funds advised by Banc One Investment Advisors. Banc One Investment Advisors will also waive its fees attributable to the assets of any Portfolio invested in any investment company if required by the laws of any state in which shares of the Trust are sold.

Loan Participations and Assignments

Some of the Portfolios may invest in fixed and floating rate loans ("Loans"). Loans are typically arranged through private negotiations between borrowers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions ("Lenders"). Generally, the Portfolios invest in Loans by purchasing Loan Participations ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties.

Typically, a Portfolio will have a contractual relationship only with the Lender and not with the borrower when it purchases a Participation. In contrast, a Portfolio has direct rights against the borrower on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.


Limitations on Investments in Loan Participations and Assignments. Loan participants and assignments may be illiquid. As a result, a Portfolio will invest no more than 15% of its net assets in these investments. If a government entity is a borrower on a Loan, the Portfolio will consider the government to be the issuer of a Participation or Assignment for purposes of the Portfolio's fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

Risk Factors of Loan Participations and Assignments. A Portfolio may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party.

Because there is no liquid market for such securities, the Portfolios anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet a Portfolio's liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Portfolio to assign a value to those securities when valuing the Portfolio's securities and calculating its net asset value.

Mortgage-related Securities

Mortgage-Backed Securities (CMOs and REMICs). Mortgage-backed securities include collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). (A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments).

Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

-    various governmental agencies such as Ginnie Mae;

-    government-related organizations such as Fannie Mae and Freddie Mac;

- nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. (Non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

     Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae's guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

     Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stock-holders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

     Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United

     States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

CMOs and guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The BOND PORTFOLIO does not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "Mortgage Assets"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

     Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

     Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are available.

     Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. government securities for purposes of investment policies.

CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across to different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.


Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters, and "parallel pay" CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Portfolios may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Portfolio may invest will not include residual interest.


Mortgage Dollar Rolls. Some of the Portfolios may enter into Mortgage Dollar Rolls. In a Mortgage Dollar Roll transaction, the Portfolios sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Portfolio enters into mortgage dollar rolls, the

Portfolio will hold and maintain a segregated account until the settlement date. The segregated account will contain cash or liquid, high grade debt securities in an amount equal to the purchase price that the Portfolio is required to pay. The Portfolios benefit from a mortgage dollar roll to the extent of:

- the difference between the price received for the securities sold and the lower price for the future purchase (often referred to as the "drop"); and

- fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the future purchase.

Unless such benefits exceed the amount of income, capital appreciation or gains on the securities sold as part of the mortgage dollar roll, the investment performance of the Portfolios will be less than what the performance would have been without the use of mortgage dollar rolls. The benefits of mortgage dollar rolls may depend upon Banc One Investment Advisors' ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Portfolios currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.


Stripped Mortgage Backed Securities. Stripped Mortgage Backed Securities ("SMBS") are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets ("IOs"), while the other class will receive all of the principal ("POs"). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

     Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Portfolios may lose money on investments in SMBS.

     Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

     Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

     Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. Banc One Investment Advisors will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.


The Bond Portfolios and the Balanced Portfolio may invest in SMBS to enhance revenues or hedge against interest rate risk. A Portfolio may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolios' limitations on investments in illiquid securities.

Adjustable Rate Mortgage Loans. The Bond Portfolio, the Government Bond Portfolio, and the Balanced Portfolio may invest in adjustable rate mortgage loans ("ARMS"). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the "Mortgage Interest Rates") may be subject to periodic adjustment based on changes in the applicable index rate (the "Index Rate"). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above a maximum rate or below a minimum rate. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "Maximum Adjustment"). Other ARMs ("Negatively Amortizing ARMs") may provide for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.


There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Portfolio's investments and therefore in the net asset value of the Portfolio's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.


Risks Factors of Mortgage-Related Securities.

Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

Interest Rate Sensitivity. If a Portfolio purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Portfolios. In addition, regular payments received on mortgage-related securities include both interest and principal. No assurance can be given as to the return the Portfolios will receive when these amounts are reinvested.





Market Value. The market value of a Portfolio's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates rise faster than the rates of interest payable on these securities or by the adjustable rate mortgage loans underlying the securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying these securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected by increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Portfolio's principal investment to the extent of the premium paid. On the other hand, if these securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Portfolios invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying these securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Municipal Securities

Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as:

     1. bridges,
     2. highways,
     3. roads,
     4. schools,
     5. water and sewer works, and
     6. other utilities.

Other public purposes for which Municipal Securities may be issued include:

     1. refunding outstanding obligations,

     2. obtaining funds for general operating expenses, and
     3. obtaining funds to lend to other public institutions and facilities.


In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

     1. water, sewage and solid waste facilities,
     2. qualified residential rental projects,
     3.certain local electric, gas and other heating or cooling facilities,
     4. qualified hazardous waste facilities,
     5. high-speed intercity rail facilities,
     6. governmentally-owned airports, docks and wharves and mass transportation facilities,
     7. qualified mortgages,
     8. student loan and redevelopment bonds, and
     9. bonds used for certain organizations exempt from Federal income taxation.

Certain debt obligations known as "industrial development bonds" under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

     1. privately operated housing facilities,
     2. sports facilities,
     3. industrial parks,
     4. convention or trade show facilities,
     5. airport, mass transit, port or parking facilities,
     6. air or water pollution control facilities,
     7. sewage or solid waste disposal facilities, and
     8. facilities for water supply.

Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

The two principal classifications of Municipal Securities consist of "general obligation" and "limited" (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of these bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bonds. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

The Portfolios may also acquire "moral obligation" issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Portfolio that may purchase municipal securities may purchase:

     1. Short-term tax-exempt General Obligations Notes,
     2. Tax Anticipation Notes,
     3. Bond Anticipation Notes,
     4. Revenue Anticipation Notes,
     5. Project Notes, and
     6. Other forms of short-term tax-exempt loans.

Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

     - general money market conditions,
     - coupon rate,
     - the financial condition of the issuer,
     - general conditions of the municipal bond market,
     - the size of a particular offering,
     - the maturity of the obligations, and
     - the rating of the issue.

The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Portfolio, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Banc One Investment Advisors will consider such an event in determining whether the Portfolio should continue to hold the obligations.

Municipal securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

Risk Factors in Municipal Securities

     Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply after the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

     Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:


     - the interest on the bonds may become taxable, possibly retroactively from the date of issuance;
     - the value of the bonds may be reduced;
     - you and other Shareholders may be subject to unanticipated tax liabilities;
     - a Portfolio may be required to sell the bonds at the reduced value;
     - it may be an event of default under the applicable mortgage;
     - the holder may be permitted to accelerate payment of the bond; and
     - the issuer may be required to redeem the bond.

     In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable.

     Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

     State and Federal Laws. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Portfolio's ability to collect payments due on Municipal Securities.

     Litigation and Current Developments. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Portfolio's Municipal Securities in the same manner.

     New Legislation. From time to time, proposals have been introduced before Congress that would restrict or eliminate the Federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of these proposals could have on (i) the availability of Municipal Securities for investment by the Portfolios, and (ii) the value of the Portfolios' investments.

Limitations on the use of Municipal Securities

The Portfolios which invest in Municipal Securities may do so either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each certificate or instrument, any discount accruing on the certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from Federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the Federal alternative minimum tax.

The Portfolios which invest in Municipal Securities may also do so by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Portfolio in connection with the arrangement. A Portfolio will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from Federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the Federal alternative minimum tax.

New Financial Products

New options and futures contracts and other financial products, and various combinations thereof, continue to be developed. These various products may be used to adjust the risk and return characteristics of each Portfolio's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform as expected, the performance of each Portfolio would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Portfolio to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

PERCS*

The Equity Portfolios may invest in Preferred Equity Redemption Cumulative Stock ("PERCS"). PERCS are preferred stock which convert to common stock after a specified period of time, usually three years, and are considered the equivalent of equity by the ratings agencies. PERCS are mandatorily convertible into common stock. However, PERCS may be called at any time at an initial call price that reflects a substantial premium to the stock's issue price. PERCS offer a higher dividend than that available on the common stock, but in exchange the investors agree to the company placing a cap on the potential price appreciation. The call price declines daily in an amount that reflects the incremental dividend that holders enjoy. PERCS are listed on an exchange where the common stock is listed.

*PERCS is a registered trademark of Morgan Stanley Co. Incorporated, which does not sponsor and is in no way affiliated with One Group Investment Trust.

Preferred Stock

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.

Real Estate Investment Trusts ("REITS")

Certain of the Portfolios may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which a Portfolio invests in addition to the expenses incurred directly by a Portfolio.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Other possible risks include failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

     - limited financial resources

     - infrequent or limited trading

     - more abrupt or erratic price movements than larger company securities

Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.

Repurchase Agreements

Under the terms of a repurchase agreement, a Portfolio would acquire securities from a seller, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

If the seller defaults on its repurchase obligation or becomes insolvent, the Portfolio holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Portfolio were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that a Portfolio would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities. However, with respect to repurchase agreements subject to U.S. law, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Portfolio's securities subject to repurchase agreements and under Federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by a Portfolio under the 1940 Act.

     Repurchase Agreement Counterparties. Repurchase counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers which Banc One Investment Advisors deems creditworthy under guidelines approved by the Board of Trustees.

Reverse Repurchase Agreements

Portfolios may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Portfolio would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Portfolio entered into a reverse repurchase agreement, it would establish a segregated custodial account. The Portfolio would deposit assets (such as cash or liquid securities) that have a value equal to the repurchase price (including accrued interest). The Portfolio would monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by a Portfolio under the 1940 Act.


Restricted Securities

Some of the Portfolios may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and other restricted securities. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Portfolios, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) commercial paper is normally resold to other institutional investors like the Portfolios through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Portfolios believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Portfolios intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including Section 4(2) commercial paper and Rule 144A Securities, as determined by Banc One Investment Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 ("Rule 144A"). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Portfolios believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed Banc One Investment Advisors to consider the following criteria in determining the liquidity of certain restricted securities:

     -    the frequency of trades and quotes for the security;

     - the number of dealers willing to purchase or sell the security and the number of other potential buyers;

     -    dealer undertakings to make a market in the security; and

     -    the nature of the security and the nature of the marketplace trades.

Certain Section 4(2) commercial paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust's liquidity requirements that an issue of 4(2) commercial paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter and Guidelines adopted by the Trust's Board of Trustees, are met:

     - The 4(2) paper must not be traded flat or in default as to principal or interest;

     - The 4(2) paper must be rated in one of the two highest rating categories by a least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by Banc One Investment Advisors to be of equivalent quality; and

     - Banc One Investment Advisors must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program; and

     - Banc One Investment Advisors shall monitor the liquidity of the 4(2) commercial paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid. If such determination causes a Portfolio to hold more than 15% of its net assets in illiquid securities, the Board of Trustees shall consider what action, if any, should be taken on behalf of the Trust, unless Banc One Investment Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Portfolio's holdings of illiquid assets to less than 15% of its net assets; and

- Banc One Investment Advisors shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these Guidelines no less frequently than quarterly.

Securities Lending

To generate additional income, each of the Portfolios may lend up to 33 1/3% of the Portfolio's total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. Collateral may include cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund, letters of credit or any combination of such collateral. The Portfolios receive payments from the borrowers equivalent to the dividends and interest which would have been earned on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the applicable Portfolio's prospectus. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Investment Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Investment Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Portfolios or the borrower at any time, and therefore are not considered to be illiquid investments.




Short-term Funding Agreements

To enhance yield, some of the Portfolios may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to these agreements, a Portfolio makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Portfolio on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Portfolio will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Portfolio to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Portfolio only if, at the time of purchase, no more than 15% of the Portfolio's net assets will be invested in short-term funding agreements and other illiquid securities.


Structured Instruments

Structured instruments are debt securities issued by agencies of the U.S. government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

The terms of structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payments.

While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by Banc One Investment Advisors, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available for publicly traded debt securities (i.e., the existence of a trust indenture). In that case, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See "Swaps, Caps and Floors."

The Portfolios will invest only in structured securities that are consistent with each Portfolio's investment objective, policies and restrictions and Banc One Investment Advisors' outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, a Portfolio will not invest in structured instruments if the terms of the structured instrument provide that the Portfolio may be obligated to pay more than its initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back.

Structured instruments that are registered under the Federal securities laws may be treated as liquid. However, many structured instruments may not be registered under the Federal securities laws. In that event, a Portfolio's ability to resell such a structured instrument may be more limited than its ability to resell other Portfolio securities. The Portfolio will treat these instruments as illiquid, and will limit its investments in these instruments to no more than 15% of its net assets, when combined with all other illiquid investments of the Portfolio.

Swaps, Caps and Floors

The Portfolios may enter into swaps, caps, and floors (collectively, "Swap Contracts") on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Portfolio from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Portfolio's investments are traded. The Portfolios may enter into these transactions to manage their exposure to changing interest rates and other market factors or for non-hedging purposes. Some transactions may reduce each Portfolio's exposure to market fluctuations while others may tend to increase market exposure. Although different from options, futures and options on futures, swap contracts are used by the Portfolios for similar purposes (i.e., risk management and hedging) and therefore, expose the Portfolios to generally the same risks and opportunities as those investments.

Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Portfolio may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments.

Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with a Portfolio, the Portfolio may suffer a loss. To address this risk, each Portfolio will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Portfolio to the counterparty, one to the Portfolio from the counterparty) are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that a Portfolio is contractually entitled to receive. In addition, the Portfolio may incur a market value adjustment on securities held upon the early termination of the swap. To protect against losses related to counterparty default, the Portfolios may enter into swaps that require transfers of collateral for changes in market value.

In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Portfolio to close out its obligations under the swap contract prior to its maturity. Under these circumstances, the Portfolio might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Portfolio is able to negotiate such an offsetting swap contract, however, the Portfolio could be subject to continued adverse developments, even after Banc One Investment Advisors determines that it would be prudent to close out or offset the first swap contract.

The Portfolios will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in one of the top two rating categories by at least one NRSRO, or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary Portfolio securities transactions. If Banc One Investment Advisors is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Portfolios would be less favorable than it would have been if this investment technique were not used. In addition, in certain circumstances entry into a swap contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will accelerate gain to the Portfolios.

The Staff of the SEC is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the Staff, the Portfolios will either treat swaps, caps and floors as being subject to their senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the Staff has expressed a position with respect to swaps, caps and floors, the Portfolios intend to engage in swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid, high grade debt securities, the Portfolios and Banc One Investment Advisors believe that swaps do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to each Portfolio's borrowing restrictions. The net amount of the excess, if any, of each Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolios' Custodian. The Bond Portfolios generally will limit their investments in swaps, caps and floors to 25% of their total assets.

Treasury Receipts

The Portfolios may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include:


-    Treasury Receipts ("TRs"),


-    Treasury Investment Growth Receipts ("TIGRs"), and

-    Certificates of Accrual on Treasury Securities ("CATS").

U.S. Treasury Obligations

The Portfolios may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of those obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). The Portfolios also may invest in Inflation Indexed Treasury Obligations.

Variable And Floating Rate Instruments

Certain obligations purchased by the Portfolios may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.


Variable Amount Master Demand Notes are demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Portfolio may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Banc One Investment Advisors will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.


The Portfolios, subject to their investment objective policies and restrictions, may acquire Variable and Floating Rate Instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon adjustment, can reasonably be expected to have a market value that approximates its par value.


The Portfolios may purchase Extendable Commercial Notes. Extendable Commercial Notes are variable rate notes which normally mature within a short period of time (e.g., one month), but which may be extended by the issuer for a maximum maturity of 13 months.

A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Portfolio will be determined by Banc One Investment Advisors under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Portfolio's investment policies. In making these determinations, Banc One Investment Advisors will consider the earning power, cash flow and other liquidity ratios of the issuers of these instruments (these issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Portfolio. The absence of an active secondary market could make it difficult for the Portfolio to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Portfolio could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Portfolio will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Portfolio's assets at a favorable rate of return.


Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of the Portfolio's net assets only if these instruments are subject to a demand feature that will permit the Portfolio to receive payment of the principal within seven days after demand by the Portfolio. There is no limit on the extent to which a Portfolio may purchase demand instruments that are not illiquid. If not rated, these instruments must be found by Banc One Investment Advisors under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of ratings, see Appendix A.

Warrants

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued Securities and Forward Commitments

The Portfolios may purchase securities on a "when-issued" and forward commitment basis. When a Portfolio agrees to purchase securities on this basis, the Portfolio's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Portfolios may purchase securities on a when-issued basis when deemed by Banc One Investment Advisors to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. The Portfolios generally will not pay for these securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When Banc One Investment Advisors purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. In this case, a Portfolio may be required subsequently to place additional assets in the separate account to assure that the value of the account remains equal to the amount of the Portfolio's commitment. The Portfolio's net assets may fluctuate to a greater degree when it sets aside portfolio securities to cover purchase commitments than when it sets aside cash. In addition, when a Portfolio engages in "when-issued" transactions, it relies on the seller to complete the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

In a forward commitment transaction, the Portfolios contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Portfolios are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Portfolios may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.


Limitations on the use of when-issued securities and forward commitments. No Portfolio intends to purchase "when-issued" securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Portfolio will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Portfolio's liquidity and the ability of Banc One Investment Advisors to manage the Portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Portfolio's total assets, and a commitment will not exceed 90 days. A Portfolio may dispose of a when-issued security or forward commitment prior to settlement if Banc One Investment Advisors deems it appropriate to do so.


                            Investment Restrictions

The following investment restrictions are "fundamental policies" of each Portfolio. The investment objectives of each Portfolio (which can be found in response to the first question in each of the Risk/Return Summaries) are also "fundamental policies." Fundamental policies cannot be changed with respect to a Portfolio without the consent of the holders of a majority of the Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less.

     Each Portfolio may not:

     1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer or the Portfolio would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Portfolio's assets. With respect to the Equity Index Portfolio, no more than 10% of the Portfolio's assets may be invested in securities issued or guaranteed by the United States, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a nongovernmental user, such user would be considered the issuer. Repurchase agreements held in margin deposits and segregated accounts for futures contracts are not considered securities issued or guaranteed by the United States, its agencies or instrumentalities ("Government Securities") for purposes of the Equity Index Portfolio's 10% limitation on investments in Government Securities.

     2. Purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation
(i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

     3. Make loans, except that a Portfolio may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in the Statement of Additional Information.

     4. Purchase securities on margin or sell securities short.

     5. Underwrite the securities of other issuers except to the extent that a Portfolio may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

     6. Purchase or sell commodities or commodity contracts, except that the Portfolios may purchase or sell financial futures contracts for bona fide hedging and other permissible purposes.

     7. Purchase participations or other direct interests in oil, gas or mineral exploration or development programs (although investments by the Portfolios in marketable securities of companies engaged in such activities are not hereby precluded).

     8.  Invest in any issuer for purposes of exercising control or management.

     9. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940 and the rules and regulations thereunder.

     10. Purchase or sell real estate (however, each Portfolio may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

     11. Borrow money or issue senior securities, except that each Portfolio may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's total assets at the time of its borrowing. A Portfolio will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. The foregoing percentages will apply at the time of the purchase of a security.


     The following investment restriction is non-fundamental and therefore can be changed by the Board of Trustees without prior shareholder approval.

     No Portfolio may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Portfolio's net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

     The foregoing percentage applies at the time of purchase of a security. Banc One Investment Advisors shall report to the Board of Trustees promptly if any of a Portfolio's investments are no longer determined to be liquid or if the market value of Portfolio assets has changed if such determination or change causes a Portfolio to hold more than 15% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless Banc One Investment Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Portfolio's holdings to less than 15% of its net assets.

Portfolio Turnover

     The portfolio turnover rate for each Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. The portfolio turnover rates for the years ended December 31, 1999 and 2000 for the following Portfolios were as follows:


         Portfolio                                       1999        2000
         ---------                                       ----        ----
Government Bond Portfolio...........................    55.15%      25.17%
Balanced Portfolio..................................    60.13%      33.38%
Large Cap Growth Portfolio..........................    94.18%      96.20%
Mid Cap Growth Portfolio............................   167.61%     161.73%
Equity Index Portfolio..............................     1.50%       3.51%
Bond Portfolio......................................     7.50%       6.62%
Diversified Mid Cap Portfolio.......................    58.77%      76.98%
Mid Cap Value Portfolio.............................   198.01%     141.27%
Diversified Equity Portfolio........................    91.90%      24.72%


    The higher portfolio turnover rates for the Mid Cap Growth Portfolio, the Large Cap Growth Portfolio, and the Mid Cap Value Portfolio for 1999 and 2000 resulted from the higher volatility in the equity markets. Higher turnover rates will generally result in higher brokerage expenses. Portfolio turnover may vary greatly from year to year as well as within a particular year.

Additional Tax Information Concerning the Portfolios


     It is the policy of each Portfolio to meet the requirements necessary to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Portfolio expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.


     In order to qualify as a regulated investment company, each Portfolio must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year
(i) at least 50% of the market value of the Portfolio's assets is represented by cash or cash items, United States Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than United States Government securities or the securities of other regulated investment companies) or of two or more issuers that the Portfolio controls and that are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Portfolio's investments. If a Portfolio qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to shareholders, provided the Portfolio distributes during its taxable year at least the sum of (a) 90% of its investment company taxable income (as that term is defined in the Code)and (b) the excess of (i) its tax-exempt interest income less (ii) certain deductions attributable to that income. Each Portfolio intends to make sufficient distributions to Shareholders to meet this requirement.


     If a Portfolio failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special treatment.


     For a discussion of the tax consequences of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.


     In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable annuity contracts held in the Portfolios. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable annuity contract as an annuity contract would result in immediate imposition of federal income tax on variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.


     A Portfolio will meet the diversification requirement if no more than 55% of the value of its assets is represented by any one investment, no more than 70% of the value of its assets is represented by any two investments, no more than 80% of the value of its assets is represented by any three investments, and no more than 90% of the value of its assets is represented by any four investments. For the purposes of this rule, all securities of the same issuer, all interests in a single real estate project, and all interests in the same commodity are treated as a single investment, but each government agency or instrumentality is treated as a separate issuer. Alternatively, a Portfolio will be treated as meeting this requirement for any quarter of its taxable year if, as of the close of such quarter, the Portfolio meets the diversification requirements applicable to regulated investment companies generally (described above) and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, and securities of other regulated investment companies.

     The above discussion of the federal income tax treatment of the Portfolios assumes that all the insurance company accounts holding shares of a Portfolio are either segregated asset accounts underlying variable contracts as defined in
Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in a Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.


                                   VALUATION

Valuation of the Portfolios


     Securities traded on a securities exchange are valued at the last quoted sale price on the principal exchange, or if no sale, at their fair value as determined in good faith under consistently applied procedures authorized by the Board of Trustees. Securities traded only in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale, at the mean of the last quoted bid and ask prices provided by an independent pricing agent. Corporate debt securities and debt securities of U.S. issuers, including municipal securities, are valued by a combination of daily quotes and matrix evaluations provided by an independent pricing service approved by the Board of Trustees. Inactive securities that have little or no trading activity are evaluated by the independent pricing services by obtaining dealer quotes. Futures contracts and related options traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading, or if there was no sale, at the mean of the latest quoted bid and ask prices. Securities for which either reliable market quotations are not readily available or for which the pricing agent does not provide a valuation that in the judgment of the Portfolio's investment adviser, represents fair value, shall each be valued in accordance with procedures authorized by the Board of Trustees.

     The Portfolios may invest in repurchase agreements with institutions that Banc One Investment Advisors has determined are creditworthy. Each repurchase agreement is recorded at cost. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. Dollar equivalent at the foreign exchange rate reported by the independent pricing agent as of the close of the London Exchange.

Security Valuation Specifics


- U.S. Government Securities, Mortgage Pools, Collateralized Mortgage Obligations, Asset Backed Securities, Corporate Bonds, and Municipal Securities shall be valued by an independent pricing vendor. A mean of the latest bid and ask quotations or the last sale in the case of a listed bond shall be used to evaluate the security. Fixed income securities with less than 61 days to maturity shall be valued at amortized cost.


- Securities for which the primary market is a foreign exchange shall be valued at the last available quoted sale price on said exchange for the current day or, if traded on the London Exchange and are not part of the FTSE 100, the securities will receive the mid-market close. Quotations of foreign securities shall be converted into the U.S. dollar equivalent using a spot currency value provided by an independent pricing vendor.


- Securities for which readily available market quotations are not available or for which the pricing agent provides a valuation that in the judgment of the Trust's Pricing Committee does not represent a fair value, shall be valued in accordance with the Trust's "Securities Valuation
     Procedures."


Additional Information Regarding the Calculation of per Share Net Asset
Value

     The net asset value of each Portfolio is determined and its Shares are priced as of the times specified in the Portfolios' Prospectus. The net asset value per Share of each Portfolio is calculated by determining the value of the interest in the securities and other assets of the Portfolio, less liabilities and dividing such amount by the number of Shares of the Portfolio outstanding.

Additional Purchase and Redemption Information

     Shares of the Portfolios are sold continuously to insurance company separate accounts. The Portfolios may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

Dividends

All dividends are distributed to separate accounts on a quarterly basis and will ordinarily be automatically reinvested in Portfolio shares. Under Fund Participation Agreements between the Trust and various insurance companies, certain insurance companies on behalf of separate accounts may elect to receive dividend distributions in cash.

                            MANAGEMENT OF THE TRUST

Trustees & Officers


     Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust who were elected by the Shareholders of the Trust. The Trustees are responsible for making major decisions about each Portfolio's investment objectives and policies, but delegate the day-to-day administration of the Portfolios to the officers of the Trust. There are currently eight Trustees, all of whom, are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees of the Trust, their addresses, their ages, and principal occupations during the past five years are set forth below.

                                     Position
                                     Held with
Name and Address                Age  the Trust  Principal Occupation During the Past Five Years
------------------------------  ---  ---------  ------------------------------------------------------------
Peter C. Marshall                58  Trustee    Since March, 2000, Senior Vice President, W.D. Hoard, Inc.
28 Milwaukee Avenue West                        (corporate parent of DCI Marketing, Inc.) From November,
Fort Atkinson, WI 53538                         1993 to March, 2000, President, DCI Marketing, Inc.

Charles I. Post                  73  Trustee    Since July, 1986, self employed as a consultant.
7615 4th Avenue West
Bradenton, FL 34209

Frederick W. Ruebeck             61  Trustee    Since April 2000, advisor, Jerome P. Green & Associates LLP.
10954 Windjammer Court                          From January, 2000 to April 2000, self-employed
Indianapolis, IN 46256                          as a consultant. From June, 1988 to December, 1999,
                                                Director of Investments, Eli Lilly and Company.

Robert A. Oden, Jr.              54  Trustee    Since 1995, President, Kenyon College.
Office of the President
Ransom Hall
Kenyon College
Gambier, OH 43022

John F. Finn                     53  Trustee    Since 1975, President of Gardner, Inc.
President                                       (wholesale distributor to outdoor
Gardner, Inc.                                   power equipment industry).
1150 Chesapeake Ave.
Columbus, Ohio 43212

Marilyn McCoy                    53  Trustee    Since 1985, Vice President of Administration
Northwestern University                         and Planning, Northwestern University.
Office of the Vice President
Administration and Planning
633 Clark St. Crown 2-112
Evanston, IL 60208

Julius L. Pallone                70  Trustee    Since 1994, President, J.L. Pallone Associates.
J.L. Pallone Associates
3000 Town Center
Suite 732
Southfield, MI 48075

Donald L. Tuttle                 66  Trustee    Since 1995, Vice President, Association for
Association for Investment                      Investment Management and Research.
Management and Research
PO Box 3668
560 Ray C. Hunt Drive
Charlottesville, VA 22903


The Trustees of the Portfolios receive fees and expenses for each meeting of the Board of Trustees attended. The Compensation Table below sets forth the total compensation to the Trustees from the Trust for the fiscal year ended December 31, 2000.

                               COMPENSATION TABLE


 Name of Person,                Aggregate           Pension or     Estimated Annual  Total Compensation
 Position                      Compensation         Retirement      Benefits Upon       From the Fund
                                 From the         Benefits Accrued     Retirement         Complex(3)
                             Portfolios(1),(2)       as Part of
                                                      Portfolio
                                                      Expenses
Peter C. Marshall,                 $2463(4)                NA                NA            $105,500
Trustee

Charles I. Post, Trustee           $2409                   NA                NA            $ 99,500

Frederick W. Ruebeck,              $2409                   NA                NA            $ 99,500
Trustee

Robert A. Oden, Jr.,               $2409                   NA                NA            $ 99,500
Trustee

John F. Finn, Trustee              $2381(5)                NA                NA            $ 99,500

Marilyn McCoy,                     $2409(6)                NA                NA            $ 99,500
Trustee

Julius L. Pallone,                 $2409(7)                NA                NA            $ 99,500
Trustee

Donald L. Tuttle,                  $2409(8)                NA                NA            $ 99,500
Trustee



/(1)/ Figures are for the Trust's fiscal year ended December 31, 2000. For the fiscal year ending December 31, 2000, each trustee received one fee for services to both One Group Investment Trust and One Group\\(R)\\ Mutual Funds (collectively, the "Trusts"). The fee was allocated to each Trust on the basis of relative net assets. The amount reflected relates only to the fees allocated to the One Group Investment Trust.


/(2)/ Pursuant to a Deferred Compensation Plan for Trustees of One Group
      Investment Trust (the "Plan") adopted at the November 19, 1998 Board of Trustee's meeting, the Trustees may defer all or a part of their compensation payable by the Trust. Under the Plan, the Trustees may specify Class I Shares of one or more funds of One Group Mutual Funds to be used to measure the performance of a Trustee's deferred compensation account. A Trustee's deferred compensation account will be paid at such times as elected by the Trustee subject to certain mandatory payment provisions in the Plan (e.g., death of a Trustee).


/(3)/ "Fund Complex" comprises the nine Portfolios of the Trust and the Funds of One Group Mutual Funds that were operational as of December 31, 2000. Compensation for the "Portfolio Complex" is for the fiscal year ended December 31, 2000.


/(4)/ Includes $1,713 of deferred compensation.


/(5)/ Includes $2,381 of deferred compensation.


/(6)/ Includes $2,409 of deferred compensation.


/(7)/ Includes $2,409 of deferred compensation.


/(8)/ Includes $1,205 of deferred compensation.

The officers of the Portfolios receive no compensation directly from the Portfolios for performing the duties of their offices. The officers of the Trust, their addresses, ages and principal occupations during the past five years are shown below.

                                                      Positions(s)
                                                       Held with
Name and Address                       Age            the Trust                 Principal Occupation During the Past 5 Years
----------------                       ---            ---------                 --------------------------------------------
Mark A. Beeson                          43            President                 Mr. Beeson has served as Senior Managing
1111 Polaris parkway                                                            Director of Banc One Investment Advisors
Suite 2-G/J/L                                                                   Corporation since August, 1994. Mr. Beeson has
Columbus, Ohio 43240                                                            also served as Chief Executive Officer and
                                                                                President of One Group Administrative Services,
                                                                                Inc. since October 26, 1999.

Robert L. Young                         38            Vice President            Mr. Young has served as Managing Director of
1111 Polaris Parkway                                  and Treasurer             Banc One Investment Advisors Corporation since
Suite 2-G/J/L                                                                   December, 1996, Prior to that, Mr. Young was
                                                                                a senior audit manager of Deloitte & Touche until
                                                                                December, 1996. Previously, Mr Young also
                                                                                worked for Dayton, Power & Light as the Director
                                                                                of Internal Audit. Mr. Young has also served as Vice
                                                                                President and Treasurer of One Group Administrative
                                                                                Services, Inc. since October 26, 1999.

Michael V. Wible                        38            Secretary                 Mr. Wible has served as an attorney in the law
100 East Bond Street                                                            department of Bank One Corporation since
Columbus, Ohio 43215                                                            September, 1994.

Gary R. Young                           31            Assistant                 Mr. Young has served as a Director of Mutual
1111 Polaris Parkway                                  Treasurer and             Fund Administration for Banc One Investment
Suite 2-G/J/L                                         Assistant                 Advisors Corporation since December, 1998.
Columbus, Ohio 43240                                  Secretary                 Prior to that, Mr. Young was Vice President
                                                                                and Manager of the Mutual fund
                                                                                Accounting, Custody and Financial Administration_
                                                                                Group at First Chicago NBD Investment Management
                                                                                Company. He has also worked for One Group
                                                                                Administrative Services, Inc since January 1. 2000.

Jessica K. Ditullio                     38            Assistant                 Ms. Ditullio has served as an attorney at law
100 East Broad Street                                 Secretary                 department of Bank One Corporation since
Columbus, Ohio 42315                                                            August 1990.

Nancy E. Fields                         51            Assistant                 Ms. Fields has worked for One Group
1111 Polaris Parkway                                  Secretary                 Administrative Services, Inc. since January 1,
Suite 2-G/J/L                                                                   2000, most recently as a Project Manager.
Columbus, Ohio                                                                  From July 1, 1999 until January 1, 2001. Ms.
                                                                                Fields also served as project Manager for Banc
                                                                                One Investment Advisors Corporation. Prior to
                                                                                that, Ms. Fields served as Vice President with
                                                                                the Ohio Bankers' Association from January
                                                                                1998 until July, 1999. Prior to that, Ms. Fields
                                                                                was vice President of BISYS Fund Services, Inc.

Mark S. Redman                          46            Assistant                 Mr. Redman has been an employee of BISYS
3435 Stelzer Road                                     Secretary                 Fund Services, Inc. since 1989. He has also
Columbus, Ohio 43219                                                            served as President of The One Group Services
                                                                                Company since November, 1997 and as an officer
                                                                                of the One group Services Company from June,
                                                                                1995 to November, 1997.

All officers listed above are "interested persons" of the portfolios as defined in the Investment Company Act of 1940.

Investment Advisor


     Investment advisory services to each of the portfolios are provided by Banc One Investment Advisors. Banc One Investment Advisors makes the investment decisions for the assets of the Portfolios and continuously reviews, supervises and administers the Portfolios' investment program, subject to the supervision of, and policies established by, the Trustees. The Portfolios' shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of Bank One Investment Advisors and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.


     As of December 31, 2000, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, a bank holding company located in the state of Illinois, managed over $ 131 billion in assets. Bank One Corporation has affiliate banking organizations in Arizona, Colorado, Florida, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, Bank One Corporation has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment, management brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

     Banc One Investment Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of Bank One Corporation, which have considerable experience in the management of open-end management investment company portfolios, including One Group Mutual Funds (an open-end management investment company which consists of 56 separate Funds as of December 31, 2000, some of which have similar names as the Portfolios of the Trust and are managed similarly to such Portfolios) since 1985.


     All investment advisory services are provided to the Portfolios by Banc One Investment Advisors pursuant to an Amended and Restated Investment Advisory Agreement dated February 17, 1999 (the "Advisory Agreement"). Unless sooner terminated, the Advisory Agreement will continue in effect until August 31, 2001, and will continue in effect as to a particular Portfolio indefinitely if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of such Portfolio (as defined under "ADDITIONAL INFORMATION-- Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the Investment Company Act of 1940) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated as to a particular Portfolio at any time on 60 days' written notice without penalty by:

     1.   the Trustees,
     2.   vote of a majority of the outstanding Shares of that Portfolio, or
     3.   the Portfolio's Advisor, as the case may be.

     The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the Investment Company Act of 1940.

     The Advisory Agreement provides that Banc One Investment Advisors shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by it of its duties and obligations under the Advisory Agreement.

     Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, at the following percentages of the average daily net assets of each Portfolio:





Name of Portfolio                                                  Percentage
-----------------                                                  ----------
Bond Portfolio...................................................  0.60%
Government Bond Portfolio........................................  0.45%
Balanced Portfolio...............................................  0.70%
Mid Cap Growth Portfolio.........................................  0.65%
Large Cap Growth Portfolio.......................................  0.65%

Equity Index Portfolio...........................................  0.30%
Diversified Equity Portfolio.....................................  0.74%
Diversified Mid Cap Portfolio....................................  0.74%
Mid Cap Value Portfolio..........................................  0.74%


     Banc One Investment Advisors has contractually agreed to waive all or part of its fees in order to limit the Portfolios' total operating expenses on an annual basis to not more than the following percentages of the average daily net assets of each of the Portfolios:


Name of Portfolio                                                Percentage
-----------------                                                ----------
Bond Portfolio...................................................  0.75%
Government Bond Portfolio........................................  0.75%
Balanced Portfolio...............................................  0.98%
Mid Cap Growth Portfolio.........................................  0.98%
Large Cap Growth Portfolio.......................................  0.95%
Equity Index Portfolio...........................................  0.55%
Diversified Equity Portfolio.....................................  0.95%
Diversified Mid Cap Portfolio....................................  0.95%
Mid Cap Value Portfolio..........................................  0.95%



For the fiscal years ended December 31, 2000, 1999, and 1998, the following Portfolios paid investment advisory fees as follows:

Fiscal Year Ended December 31,


                                          2000                 1999                            1998
                                      -------------------------------------------          -----------
Portfolio                           Net       Waived      Net         Waived            Net         Waived
---------                        ----------   -------  ----------  --------------    ----------     ------
Government Bond Portfolio......  $  364,372       --    $  247,016            --      $  128,907     $ 9,393
Balanced Portfolio.............  $1,413,976       --    $1,016,442            --      $  490,270     $ 2,862
Mid Cap Growth Portfolio.......  $1,230,696       --    $  677,449            --      $  431,700          --
Large Cap Growth Portfolio.....  $2,454,471       --    $1,821,847            --      $  948,112          --
Equity Index Portfolio*........  $  242,303       --    $   86,991    $   10,237             --      $15,432
Bond Portfolio.................  $  470,135  $44,940    $  221,900**  $   55,226**           NA***        NA***
Diversified Mid Cap Portfolio..  $  220,353  $13,729    $  100,907**  $        0**           NA***        NA***
Mid Cap Value Portfolio........  $  306,659  $24,146    $  129,307**  $      795**           NA***        NA***
Diversified Equity Portfolio...  $  671,012       --    $  340,573**  $    8,591**           NA***        NA***

*  The Equity Index Portfolio commenced operations on May 1, 1998.
**  For the period from the substitution until December 31, 1999.
*** No fees were paid to Banc One Investment Advisors Corporation prior to the substitution of the Predecessor Funds on March 31, 1999.

Prior to March 31, 1999, First Chicago NBD Investment Management Company ("FCNIMCO") provided investment management services to the Predecessor Funds of the Bond Portfolio, the Diversified Mid Cap Portfolio, the Mid Cap Value Portfolio, and the Diversified Equity Portfolio. FCNIMCO was an indirect subsidiary of Bank One Corporation and an affiliate of Banc One Investment Advisors. For the fiscal years ended December 31, 1999 and 1998, the following Portfolios paid investment advisory fees to FCNIMCO as follows:

Fiscal Year Ended December 31,


                                     1999*                      1998
                                     -----                      ----
Portfolio                       Net         Waived         Net         Waived
---------                       ---         ------         ---         ------
Bond Portfolio                  $57,476     $ 3,259      $164,396      $26,975
Diversified Mid Cap Portfolio   $ 6,879     $19,137      $  5,234      $82,956
Mid Cap Value Portfolio         $16,041     $16,043      $ 50,740      $57,553
Diversified Equity Portfolio    $82,912     $ 4,958      $263,173      $33,240

* For the period from January 1, 1999 until the substitution on March 31, 1999.




Code of Ethics

     The Trust and Banc One Investment Advisors have adopted codes of ethics under Rule 17j-1 of the Investment Company Act of 1940. The Trust's code of ethics includes policies which require "access persons" (as defined in Rule 17j-
1) to: (i) place the interest of Trust Shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trust or with a Portfolio. The Trust's code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trust or a Portfolio; (ii) making to the Trust any untrue statement of a material fact or omit to state to the Trust or a Portfolio a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or a Portfolio; or (iv) engaging in any manipulative practice with respect to the Trust or a Portfolio. The Trust's code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Portfolio so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

     Banc One Investment Advisors' code of ethics requires that all employees must: (i) place the interest of the accounts which are managed by Banc One Investment Advisors first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee's position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Banc One Investment Advisors' code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Portfolio subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as mutual fund shares and U.S. government securities).

Portfolio Transactions

     Pursuant to the Advisory Agreement, Banc One Investment Advisors determines, subject to the general supervision of the Board of Trustees of the Portfolios and in accordance with each Portfolio's investment objective and restrictions, which securities are to be purchased and sold by each such Portfolio and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Bond Portfolios usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Portfolios, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While Banc One Investment Advisors generally seeks competitive spreads or commissions, the Portfolios may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below. During each of the past three fiscal years, the brokerage commissions paid by the Portfolios were as follows:



                                 Portfolio  Aggregate Brokerage Commissions
                                    2000             1999            1998
                                  --------         --------        --------
Balanced Portfolio.............   $ 78,029         $ 98,922        $ 47,608
Large Cap Growth Portfolio.....   $484,433         $370,126        $109,720
Equity Index Portfolio.........   $ 28,782         $  7,831        $  6,217*
Diversified Equity Portfolio...   $ 70,830         $114,909        $ 76,844
Mid Cap Growth Portfolio.......   $354,269         $256,852        $ 92,962
Diversified Mid Cap Portfolio..   $ 52,040         $ 28,237        $ 21,501
Mid Cap Value Portfolio........   $206,980         $118,892        $ 17,896

*    The Equity Index Portfolio commenced operations on May 1, 1998.

As of December 31, 2000, the following Portfolios held investments in securities of their regular broker-dealers as follows:


--------------------------------------------------------------------------------------------------------------------
     Portfolio                        Security                   Shares or Principal Amount            Value
     ---------                        --------                   --------------------------            -----
--------------------------------------------------------------------------------------------------------------------
Bond                  Goldman Sachs Group LP, 6.25%, 2/1/03                $500,000                  $  496,768
--------------------------------------------------------------------------------------------------------------------
Balanced              Goldman Sachs Group, Inc., 7.20%, 3/1/07             $300,000                  $  304,100
--------------------------------------------------------------------------------------------------------------------
                      Morgan Stanley, 6.50%, 3/30/01                       $200,000                  $  200,042
--------------------------------------------------------------------------------------------------------------------
                      Morgan Stanley Dean Witter & Co.                       19,640                  $1,556,470
--------------------------------------------------------------------------------------------------------------------
                      Countrywide Funding Corp., 6.28%, 1/15/03            $230,000                  $  228,812
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth      Merrill Lynch & Co., Inc.                              18,950                  $1,292,153
--------------------------------------------------------------------------------------------------------------------
Equity Index          Bear Stearns Co., Inc.                                    825                  $   41,817
--------------------------------------------------------------------------------------------------------------------
                      JP Morgan & Co., Inc.                                   1,300                  $  215,150
--------------------------------------------------------------------------------------------------------------------
                      Lehman Brothers Holdings, Inc.                          1,900                  $  128,488
--------------------------------------------------------------------------------------------------------------------
                      Merrill Lynch & Co., Inc.                               6,500                  $  443,219
--------------------------------------------------------------------------------------------------------------------
                      Morgan Stanley Dean Witter & Co.                        9,000                  $  713,249
--------------------------------------------------------------------------------------------------------------------
Diversified Equity    Morgan Stanley Dean Witter & Co.                       17,050                  $1,351,213
--------------------------------------------------------------------------------------------------------------------

     Allocation of transactions, including their frequency, to various dealers is determined by Banc One Investment Advisors with respect to the Portfolios based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Banc One Investment Advisors may receive orders for transactions by the Portfolios. Information so received is in addition to and not in lieu of services required to be performed by Banc One Investment Advisors and does not reduce the advisory fees payable to Banc One Investment Advisors. Such information may be useful to Banc One Investment Advisors in serving both the Portfolios and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Banc One Investment Advisors in carrying out its obligations to the Portfolios. In the last fiscal year, Banc One Investment Advisors directed brokerage commissions to brokers who provided research services to Banc One Investment Advisors. Total compensation paid to such brokers amounted to $2,064,330.93.

     The Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Banc One Investment Advisors or its affiliates except as may be permitted under the Investment Company Act of 1940, and will not give preference to correspondents of Bank One Corporation subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

     Investment decisions for each Portfolio are made independently from those for the other Portfolios or any other investment company or account managed by Banc One Investment Advisors. Any such other investment company or account may also invest in the same securities as the Portfolios. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Portfolio and another Portfolio, investment company or account the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Banc One Investment Advisors believes to be equitable to the Portfolio(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained by a Portfolio. To the extent permitted by law, Banc One Investment Advisors may aggregate the securities to be sold or purchased by it for a Portfolio with those to be sold or purchased by it for other Portfolios or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement, in making investment recommendations for the Portfolios, Banc One Investment Advisors will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolios is a customer of Banc One Investment Advisors or its parent or subsidiaries or affiliates and, in dealing with its commercial customers, Banc One Investment Advisors and its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Portfolios.

Administrator

     Effective January 1, 2000, One Group Administrative Services, Inc., 1111 Polaris Parkway, Columbus, Ohio 43240 began serving as administrator for the Trust ("One Group Administrative Services" or the "Administrator"). One Group Administrative Services is an affiliate of Banc One Investment Advisors, the advisor of the Trust, and an indirect wholly-owned subsidiary of Bank One Corporation.

     The Administrator assists in supervising all operations of each Portfolio to which it serves (other than those performed under the Advisory Agreement, the Custodian Agreement and the Transfer Agency Agreement for that Portfolio). Under the Administration Agreement, the Administrator has agreed to maintain the necessary office space for the Portfolios, to price the Portfolio securities of each Portfolio it serves and compute the net asset value and net income of the Portfolios on a daily basis, to maintain each Portfolio's financial accounts and records, and to furnish certain other services required by the Portfolios with respect to each Portfolio. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, and generally assists in all aspects of the Trust's operations other than those performed under the Advisory Agreement, the Custodian Agreement and the Transfer Agency Agreement. Under the Administration Agreement, the Administrator may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement.


     Unless sooner terminated, the Administration Agreement between the Trust and One Group Administrative Services will continue in effect through October 31, 2001. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least sixty days prior to the expiration of the then-current term. The Administration Agreement may be terminated with respect to the Trust only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than sixty days' notice by the Board of Trustees or by One Group Administrative Services.

     The Administrator is entitled to a fee for its services, which is calculated daily and paid monthly, at the annual rates specified below:

     For all Portfolios except the Equity Index Portfolio:

     - .18% on the first $250 million in Trust assets (except for the Equity Index Portfolio)

     - .14% on Trust assets in excess of $250 million (other than assets in the Equity Index Portfolio)

     For the Equity Index Portfolio:

     -    .14% on Equity Index Portfolio assets.

     For the fiscal years ended December 31, 2000, the following Portfolios paid administration fees to One Group Administrative Services, Inc. as follows:

Fiscal Year End December 31,
----------------------------
                                           2000
                                           Net         Waived
                                         --------      ------
Government Bond Portfolio..............  $120,701          --
Balanced Portfolio.....................  $301,157          --
Mid Cap Growth Portfolio...............  $282,262          --
Large Cap Growth Portfolio.............  $563,367          --
Equity Index Portfolio.................  $113,074          --
Bond Portfolio.........................  $127,976          --
Diversified Equity Portfolio...........  $ 47,139          --
Diversified Mid Cap Portfolio..........  $ 66,605          --
Mid Cap Value Portfolio................  $135,168          --


The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.


     Prior to January 1, 2000, Nationwide Advisory Services, Inc., Three Nationwide Plaza, Columbus, Ohio 43215 ("NAS") served as Administrator to each Portfolio pursuant to an administration agreement with the Trust. (NAS is a wholly-owned subsidiary of Nationwide Life Insurance Company, which in turn is a wholly-owned subsidiary of Nationwide Financial Services, Inc., a holding company of the Nationwide Insurance Enterprise).


     For the fiscal years ended December 31, 1999 and 1998, the following Portfolios paid administration fees to NAS as follows:


Fiscal Year End December 31,
----------------------------
                                   1999       1998
                                 ---------  --------
Government Bond Portfolio......  $  97,129  $ 69,649
Balanced Portfolio.............  $ 255,799  $158,161
Mid Cap Growth Portfolio.......  $ 184,404  $151,830
Large Cap Growth Portfolio.....  $ 493,954  $330,612
Equity Index Portfolio.........  $  45,373  $  7,202
Bond Portfolio.................  $79,398**       NA*
Diversified Equity Portfolio...  $80,961**       NA*
Diversified Mid Cap Portfolio..  $23,418**       NA*
Mid Cap Value Portfolio........  $30,188**       NA*

* FCNIMCO and BISYS Fund Services, Inc. ("BISYS") rather than NAS served as co-administrators to the Predecessor Funds of the Bond Portfolio, the Diversified Mid Cap Portfolio, the Mid Cap Value Portfolio, and the Diversified Equity Portfolio for the fiscal years ended December 31, 1997 and December 31, 1998.

** Represents amounts paid to NAS from April 1, 1999 through December 31, 1999. For the period from January 1, 1999 through March 31, 1999 (the date of the substitution of the Predecessor Funds, the following Portfolios paid administration fees to FCNIMCO as follows:

                                                            Fees for period
                                                         from January 1, 1999
Portfolio                                               through March 31, 1999
---------                                               ----------------------
Bond Portfolio........................................         $ 22,756
Diversified Equity Portfolio..........................         $ 21,967
Diversified Mid Cap Portfolio.........................         $  6,504
Mid Cap Value Portfolio...............................         $  8,021


FCNIMCO and BISYS served as co-administrators to the Predecessor Funds of the Bond Portfolio, the Diversified Mid Cap Portfolio, the Mid Cap Value Portfolio, and the Diversified Equity Portfolio. For the fiscal years ended December 31, 1999 and 1998, the following Portfolios paid administration fees to FCNIMCO and BISYS as follows:


Fiscal Year Ended December 31,

                                       1999*               1998
                                     --------             ------
Portfolio                        Net        Waived      Net    Waived
---------                      --------     ------    -------  ------
Bond Portfolio.................  $22,756    $  --      $71,764
Diversified Mid Cap Portfolio..  $ 6,504    $  --      $22,048
Mid Cap Value Portfolio........  $ 8,021    $  --      $27,073
Diversified Equity Portfolio...  $21,967    $  --      $74,103


* For the period from January 1, 1999 until the substitution of the Predecessor Funds on March 31, 1999.

Sub-Administrators

     For the period beginning November 14, 1998 and ending March 31, 1999, NAS served as sub-administrator to the Predecessor Funds and received fees equal to 0.15% of the average net assets of the Predecessor Funds from the Predecessor Funds' administrator.

     The Board of Trustees of the Trust approved a Sub-Administration Agreement between Banc One Investment Advisors and NAS that was effective on April 1, 1999. Under the contract, Banc One Investment Advisors was entitled to a fee equal to 0.05% of the average net assets of the Trust. For the period from April 1, 1999 through December 31, 1999, NAS paid Banc One Investment Advisors fees for subadministration equal to $311,456.64. The contract terminated on December 31, 1999 with the termination of the administration agreement between the Trust and NAS.

Custodian, Sub-Custodian and Transfer Agent

     Custodian. State Street Bank and Trust Company ("State Street"), P.O. Box 8500, Boston, MA 02266-8500 acts as custodian for the Portfolios under a Custodian Agreement with the Trust (the "Custodian Agreement"). Under the Custodian Agreement, State Street:

     (i) maintains a separate account or accounts in the name of each Portfolio;

     (ii) makes receipts and disbursements of money on behalf of each Portfolio;

     (iii) collects and receives all income and other payments and distributions on account of the Portfolios' portfolio securities; responds to correspondence from security brokers and others relating to its duties; and

     (iv) makes periodic reports to the Board of Trustees concerning the Portfolios' operations.

State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement.


NBD Bank ("NBD"), an indirect wholly-owned subsidiary of Bank One Corporation, served as Custodian for the Predecessor Funds pursuant to a custodian agreement.



     Sub-Custodian. Bank One Trust Company, N.A. (the "Sub-Custodian") serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to a Subcustodian Agreement, dated as of June 11, 1998 between the Trust, State Street and the Sub-Custodian and a Securities Lending Agreement, dated as of June 15, 1998 between the Trust, Banc One Investment Advisors, and the Sub-Custodian. The Sub-Custodian is an indirect subsidiary of Bank One Corporation and an affiliate of Banc One Investment Advisors. The Sub-Custodian is entitled to a fee from the Trust, which is calculated on an annual basis and accrued daily, equal to:

     - .05% of the value of collateral received from the Borrower for each securities loan of U.S. Government and Agency Securities; and

     - .10% of the value of collateral received from the Borrower for each loan of equities and corporate bonds.

     Use of Depositories. Rules adopted under the Investment Company Act of 1940 permit the Portfolios to maintain their securities and cash in the custody of certain eligible banks and securities depositories.

     Transfer Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as Transfer Agent for each Portfolio pursuant to a Transfer Agency and

Service Agreement with the Trust (the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, State Street has agreed to perform the customary services of a transfer agent and dividend disbursing agent including issuing and redeeming Shares of the Portfolios, maintaining Shareholder accounts, and preparing and mailing account statements and activity statements to Shareholders.

Experts


Independent Public Accountants. The financial statements for the fiscal year ended December 31, 2000 have been audited by PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215, independent public accountants to the Trust, as indicated in their reports with respect thereto, and are incorporated herein by reference, in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

The financial statements for the Predecessor Funds for the fiscal year ended December 31, 1998 have been audited by the predecessor auditors for such Predecessor Funds.

Fund Counsel. The law firm of Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005-3333 is counsel to the Trust.

                            ADDITIONAL INFORMATION

Description of Shares


The Trust is a Massachusetts business trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on June 7, 1993 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust. The Trust presently includes nine series of Shares which represent interests in the following Portfolios:

     1. Bond Portfolio
     2. Government Bond Portfolio
     3. Balanced Portfolio
     4. Mid Cap Growth Portfolio
     5. Large Cap Growth Portfolio
     6. Equity Index Portfolio
     7. Diversified Equity Portfolio
     8. Diversified Mid Cap Portfolio
     9. Mid Cap Value Portfolio

     The Declaration of Trust may not be amended without the affirmative vote of a majority of the outstanding shares of the Trust, except that the Trustees may amend the Declaration of the Trust without the vote or consent of shareholders to:

     (1) designate series of the Trust;

     (2) change the name of the Trust; or


     (3) supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision or to conform the Declaration of Trust to the requirements of applicable federal and state laws or regulations if they deem it necessary.

     Shares are fully paid and non-assessable, except as set forth below. When a majority is required, it means the lesser of 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares. Shares have no subscription or preemptive rights and only those conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Portfolio are entitled to receive the assets available for distribution belonging to the Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets not belonging to any particular Portfolio which are available for distribution.

     Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Trust, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Portfolio affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Portfolio is required in connection with a matter, a Portfolio is deemed to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are identical, or that the matter does not affect any interest of the Portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding Shares of the Portfolio. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

     The Trust may suspend the right of redemption only under the following unusual circumstances:


     (i) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;


     (ii) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or


     (iii) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

Shareholder and Trustee Liability

     Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the Shareholders are not personally bound thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Shareholders


     All Shares of the Portfolios will be purchased by insurance company separate accounts to fund variable annuity and variable life insurance contracts ("Insurance Contracts"). For information concerning the purchase and redemption of Shares by Separate Accounts, you should refer to the prospectus or other documents that you received when you purchased your variable life or variable insurance contract.

     As of March 14, 2001, the Trust believes that no Shareholder owned beneficially more than 25% of the outstanding shares of any Portfolio of the Trust.



                                5% SHAREHOLDERS


In addition, as of March 14, 2001, the following persons were the owners of more than 5% of the outstanding Shares of the following Portfolios:


                                                                    Percent     Type of
Name and Address                        Portfolio                  Ownership   Ownership
----------------                        ---------                  ---------   ---------
HARTFORD LIFE & ANNUITY                Bond Portfolio                 49.00%     Record
SEPARATE ACCOUNT SIX
C/O DAVID TEN BROECK C-4
200 HOPMEADOW ST
WEATOGUE CT 06089-9793

NATIONWIDE LIFE & ANNUITY INSURANCE    Bond Portfolio                 39.82%     Record
NWVA-C
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

AMERICAN GENERAL ANNUITY INS. CO       Bond Portfolio                 10.84%     Record
A.G. SEPARATE ACCOUNT A
205 E. 10/TH/
AMARILLO TX 79101-3507

NATIONWIDE LIFE & ANNUITY INSURANCE    Government Bond Portfolio      88.57%     Record
NWVA-C
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

AMERICAN GENERAL ANNUITY INS. CO       Government Bond Portfolio      11.10%     Record
A.G. SEPARATE ACCOUNT A
205 E. 10/TH/
AMARILLO TX 79101-3507

                                                                    Percent     Type of
Name and Address                       Portfolio                   Ownership   Ownership
----------------                       ---------                   ---------   ---------
NATIONWIDE LIFE & ANNUITY INSURANCE    Balanced Portfolio            96.65%     Record
NWVA-C
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

NATIONWIDE LIFE & ANNUITY INSURANCE    Large Cap Growth Portfolio    86.36%     Record
NWVA-C
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

HARTFORD LIFE & ANNUITY                Large Cap Growth Portfolio     7.71%     Record
SEPARATE ACCOUNT SIX
C/O DAVID TEN BROECK C-4
200 HOPMEADOW ST
WEATOGUE CT 06089-9793

AMERICAN GENERAL ANNUITY INS. CO       Large Cap Growth Portfolio     5.65%     Record
A.G. SEPARATE ACCOUNT A
205 E. 10/TH/
AMARILLO TX 79101-3507

NATIONWIDE LIFE & ANNUITY INSURANCE    Equity Index Portfolio        93.44%     Record
NWVA-C
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

AMERICAN GENERAL ANNUITY INS. CO       Equity Index Portfolio         5.59%     Record
A.G. SEPARATE ACCOUNT A
205 E. 10/TH/
AMARILLO TX 79101-3507

HARTFORD LIFE & ANNUITY                Diversified Equity Portfolio  47.50%     Record
SEPARATE ACCOUNT SIX
C/O DAVID TEN BROECK C-4
200 HOPMEADOW ST
WEATOGUE CT 06089-9793

NATIONWIDE LIFE & ANNUITY INSURANCE    Diversified Equity Portfolio  42.83%     Record
NWVA-C
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

                                                                    Percent     Type of
Name and Address                        Portfolio                  Ownership   Ownership
----------------                        ---------                  ---------   ---------
AMERICAN GENERAL ANNUITY INS. CO       Diversified Equity Portfolio       9.12%     Record
A.G. SEPARATE ACCOUNT A
205 E. 10/TH/
AMARILLO TX 79101-3507

NATIONWIDE LIFE & ANNUITY INSURANCE    Mid Cap Growth Portfolio          94.35%     Record
NWVA-C
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

AMERICAN GENERAL ANNUITY INS. CO       Mid Cap Growth Portfolio           5.42%     Record
A.G. SEPARATE ACCOUNT A
205 E. 10/TH/
AMARILLO TX 79101-3507

HARTFORD LIFE & ANNUITY                Diversified Mid Cap Portfolio     37.76%     Record
SEPARATE ACCOUNT SIX
C/O DAVID TEN BROECK C-4
200 HOPMEADOW ST
WEATOGUE CT 06089-9793

NATIONWIDE LIFE & ANNUITY INSURANCE    Diversified Mid Cap Portfolio     54.82%     Record
NWVA-C
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

AMERICAN GENERAL ANNUITY INS. CO       Diversified Mid Cap Portfolio      5.78%     Record
A.G. SEPARATE ACCOUNT A
205 E. 10/TH/
AMARILLO TX 79101-3507

HARTFORD LIFE & ANNUITY                Mid Cap Value Portfolio           30.02%     Record
SEPARATE ACCOUNT SIX
C/O DAVID TEN BROECK C-4
200 HOPMEADOW ST
WEATOGUE CT 06089-9793

NATIONWIDE LIFE & ANNUITY INSURANCE    Mid Cap Value Portfolio           52.43%     Record
NWVA-C
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

                                                                    Percent     Type of
Name and Address                        Portfolio                  Ownership   Ownership
----------------                        ---------                  ---------   ---------
AMERICAN GENERAL ANNUITY INS. CO        Mid Cap Value Portfolio      16.59%     Record
A.G. SEPARATE ACCOUNT A
205 E. 10/TH/
AMARILLO TX 79101-3507


     As of March 14, 2001, the Trust believes that the trustees and officers of the Trust, as a group, owned less than 1% of the shares of any Portfolio of the Trust.

Calculation of Performance Data

     The Portfolios may quote their performance in various ways. All performance information supplied by the Portfolios in advertising is historical and is not intended to indicate future returns. The Portfolios' share prices, yields and total returns fluctuate in response to market conditions and other factors, and the value of Portfolio shares when redeemed may be more or less than their original cost.


     From time to time, Banc One Investment Advisors and/or the Administrator may voluntarily waive all or a portion of their respective fee(s) and absorb certain expenses for the Portfolios. Performance information contained in advertisements includes the effect of deducting a Portfolio's expenses, but may not include charges and expenses attributable to the variable annuity, variable life or pension/retirement plan through which you have made your investment (a "Funding Vehicle"). Because the Portfolios' shares may only be purchased through a Funding Vehicle, you should carefully review your insurance contracts for information on fees and expenses associated with the Funding Vehicle through which your shares have been purchased. Excluding such fees and expenses from the Portfolios' performance quotations has the effect of increasing the performance quoted.

     A Portfolio's respective total return and average annual total return are determined by calculating the change in the value of a hypothetical $1,000 investment in a Portfolio for each of the periods shown. Total return for a Portfolio is computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from changes in net asset value and reinvestment of dividends and distributions.

     Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Portfolio's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Portfolio's quality, composition, and maturity, as well as expenses allocated to the Portfolio.

     Statistical and performance information compiled and maintained by CDA Technologies, Inc. ("CDA") and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical data base of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a database of various industry indicators, such as historical and current price/earning information and individual stock and fixed income security price and return information.

     Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.
15), may also be used. Current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

     Comparative information on the Consumer Price Index may also be included. This Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment. From time to time, all of the Portfolios may quote actual total return performance in advertising and other types of literature compared to results reported by the Dow Jones Industrial Average.

     The Dow Jones Industrial Average is an industry-accepted unmanaged index of generally conservative securities used for measuring general market performance. The performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The index does not take into account any brokerage commissions or other fees.

     The Portfolios may also promote the yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.


     The Portfolios may quote actual yield and/or total return performance in advertising and other types of literature compared to the performance of various indices and investments (such as other mutual funds) for which reliable performance data is available, as well as averages, performance rankings or other information prepared by recognized mutual fund statistical services or alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of corporate bond and government security price indices of various durations.


     The average annual total return for the Portfolios for the periods indicated through December 31, 2000 are as follows:

                                                                           Date
                                                                          Portfolio
                                                                          Commenced
                                    One Year      Five Year     Life      Operation
                                   ----------     ----------  ----------  ----------
Bond Portfolio....................    12.20%          NA         7.41%       5/1/97
Government Bond Portfolio.........    12.00%        5.96%        7.01%       8/1/94
Balanced Portfolio................     1.65%       12.50%       12.64%       8/1/94
Mid Cap Growth Portfolio..........     5.79%       22.56%       20.61%       8/1/94
Large Cap Growth Portfolio........   -22.96%       16.71%       16.76%       8/1/94
Equity Index Portfolio............    -9.48%          NA         7.46%       5/1/98
Diversified Equity Portfolio......    -4.36%       12.20%       13.68%      3/30/95
Diversified Mid Cap Portfolio.....    19.45%       16.91%       16.58%      3/30/95
Mid Cap Value Portfolio...........    27.91%          NA        10.03%       5/1/97




Administrative Services Plan

     On November 17, 1999, a majority of the disinterested Trustees of the Trust approved an Administrative Services Plan (the "Plan") and authorized any officer of the Trust to execute and deliver, in the name and on behalf of the Portfolios, written agreements in substantially the form presented to the Board of Trustees of the Trust ("Servicing Agreements") with insurance companies and other entities which are shareholders of record or which have a servicing relationship ("Service Organization") with the beneficial owners of a class of a Portfolio's shares of beneficial interest ("Shares"). Such Servicing Agreements must provide that the Service Organizations are required to provide administrative support services to their customers who own Shares of record or beneficially. In consideration for providing such services, a Service Organization will receive a fee, computed daily and paid monthly, of up to the annual rate of 0.25% of the average daily net assets of the Portfolio owned beneficially by its customers. Any bank, trust company, thrift institution, broker-dealer, insurance company or other financial institution is eligible to become a Service Organization and to receive fees under the Plan. All expenses incurred by a Portfolio with respect to its Shares in connection with the Servicing Agreements and the implementation of the Plan shall be borne entirely by the holders of Shares of that Portfolio.


     The Plan further provides that the Trustees shall review, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Unless sooner terminated, the Plan shall continue until November 30, 2001, and thereafter, shall continue automatically for successive annual periods provided such continuance is approved at least annually by a majority of the Board of Trustees, including a majority of the Disinterested Trustees.

Miscellaneous

     The Trust is not required to hold a meeting of Shareholders for the purpose of annually electing Trustees except that:

          (i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders, and

          (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for that purpose. This meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

     As used in the Portfolios' Prospectus and in this Statement of Additional Information, "assets belonging to a Portfolio" means the consideration received by the Trust upon the issuance or sale of Shares in that Portfolio, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Portfolio that are allocated to that Portfolio by the Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Portfolios will be the relative net assets of the respective Portfolios at the time of allocation. Each Portfolio's direct liabilities and expenses will be charged to the assets belonging to that Portfolio. Each Portfolio will also be charged in proportion to its relative net assets for the general liabilities and expenses of the Trust. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Portfolios will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Portfolio are conclusive.

     As used in the Portfolios' Prospectuses and in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust, a particular Portfolio, or a particular class of Shares of a Portfolio, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Portfolio, or such class of Shares of such Portfolio, or (b) 67% or more of the Shares of the Trust, such Portfolio, or such class of Shares of such Portfolio present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Portfolio, or such class of Shares of such Portfolio are represented in person or by proxy.

     The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

     The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

     The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

                             FINANCIAL STATEMENTS


      The financial statements of the Trust are incorporated by reference into this Statement of Additional Information. The financial statements for the fiscal year ended December 31, 2000 have been audited by PricewaterhouseCoopers LLP, independent public accountants to the Trust, as indicated in their reports with respect thereto, and are incorporated hereby reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

                      APPENDIX A--DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

















Standard & Poor's Corporation ("S&P")

A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3 Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



Fitch IBCA, Duff & Phelps ("Fitch")


F1 HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D    DEFAULT. Denotes actual or imminent payment default.


     "+" or "-" may be appended to `F1' rating to denote relative status within the `F1' rating category.

     'NR' indicates that Fitch does not rate the issuer or issue in question.


Moody's Investors Service ("Moody's")

Prime-1   Superior ability for repayment.

Prime-2   Strong ability for repayment.

Prime-3 Acceptable ability for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Does not fall within any of the Prime rating categories.

                          DESCRIPTION OF BANK RATINGS

Moody's

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.


A These banks possess superior intrinsic financial strength. Typically they will be institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B These banks possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C These banks possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors: a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

Intermediate Categories

     Where appropriate, a "+" modifer will be appended to ratings below the "A" category and a "-" modifer wil be appended to ratings above the "E" category to distinguish those banks that fall in intermediate categories.

                          DESCRIPTION OF BOND RATINGS

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

AAA The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB Less vulnerable to nonpayment than other speculative issues. However, such issues face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B More vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC Currently vulnerable to nonpayment, and dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC   Currently highly vulnerable to nonpayment.

C Used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D In payment default. Used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. Also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


N.R. Not rated


Moody's
Investment Grade

Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable margin and principal is secure.

Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

Ca Speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating.

C The lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch

Investment Grade


AAA HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB GOOD CREDIT QUALTIY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

   Speculative Grade

BB SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, HIGH DEFAULT RISK. Default is a real possibility. Capacity for
CC,  meeting financial commitments is solely reliant upon sustained, favorable
C business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DEFAULT. The ratings of obligations in this category are based on DD, on their prospects for achieving partial or full recovery in a reorg-
D anization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD' indicates potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%

                       DESCRIPTION OF INSURANCE RATINGS

Moody's

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B Insurance companies rated in this category offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

S & P

An insurer rated "BBB" or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA Extremely Strong financial security characteristics. "AAA" is the highest Insurer Financial Strength Rating assigned by Standard & Poor's.

AA Very Strong financial security characteristics, differing only slightly from those rated higher.

A Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

An insurer rated "BB" or lower is regarded as having vulnerable characteristics that may outweigh its strength. "BB" indicates the least degree of vulnerability within the range; "CC" the highest.

BB Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC Very Weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC Extremely Weak financial security characteristics and is likely not to meet some of its financial commitments.

R An insurer rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR   Not Rated, which implies no opinion about the insurer's financial security.

Plus (+)
or
minus (-)      Following ratings from "AA" to "CCC" show relative standing within the major rating categories.

Fitch

Insurer Financial Strength Ratings Definitions

A Fitch insurer financial strength rating ("IFS rating") provides an assessment of the financial strength of an insurance organization, and its capacity to meet senior obligations to policyholders and contractholders on a timely basis. The IFS rating is assigned to the insurance organization itself, and no liabilities or obligations of the insurer are specifically rated unless otherwise stated (for example, Fitch may separately rate the debt obligations of an insurer.) The IFS rating can be assigned to insurance and reinsurance companies in all insurance sectors, including the life & health, property & casualty, mortgage, financial guaranty and title insurance sectors, as well as managed care companies such as health maintenance organizations.

The IFS rating uses the same ratings scale and symbols used by Fitch for its international ratings of long-term debt obligations and issuers. However, the definitions associated with the ratings reflect the unique aspects of the IFS rating within an insurance industry context. Ratings in the 'AA' through 'CCC' categories may be amended with a plus or minus sign to show relative standing within the major rating category. Ratings of 'BBB-' and higher are considered to be 'Secure", and those of 'BB+' and lower are considered to be "Vulnerable".



AAA EXCEPTIONALLY STRONG. Companies assigned this highest rating are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors is expected to be extremely small.

AA VERY STRONG. Companies are viewed as possessing very strong capacity to meet policyholder and contract obligations. Risk factors are modest, and the impact of any adverse business and economic factors is expected to be very small.

A STRONG. Companies are viewed as possessing strong capacity to meet policyholder and contract obligations. Risk factors are moderate, and the impact of any adverse business and economic factors is expected to be small.

BBB GOOD. Companies are viewed as possessing good capacity to meet policyholder and contract obligations. Risk factors are somewhat high, and the impact of any adverse business and economic factors is expected to be material, yet manageable.

BB MODERATELY WEAK. Companies are viewed as moderately weak with an uncertain capacity to meet policyholder and contract obligations. Though positive factors are present, overall risk factors are high, and the impact of any adverse business and economic factors is expected to be significant.

B WEAK. Companies are viewed as weak with a poor capacity to meet policyholder and contract obligations. Risk factors are very high, and the impact of any adverse business and economic factors is expected to be very significant.

CCC, CC, C    VERY WEAK. Companies rated in any of these three categories are viewed as very weak with a very poor capacity to meet policyholder and contract obligations. Risk factors are extremely high, and the impact of any adverse business and economic factors is expected to be insurmountable. A 'CC' rating indicates that some form of insolvency or liquidity impairment appears probable. A 'C' rating signals that insolvency or a liquidity impairment appears imminent.

DDD, DD, D    DISTRESSED. These ratings are assigned to companies that have either failed to make payments on their obligations in a timely manner, are deemed to be insolvent, or have been subjected to some form of regulatory intervention. Within the 'DDD'-'D' range, those companies rated 'DDD' have the highest prospects for resumption of business operations or, if liquidated or wound down, of having a vast majority of their obligations to policyholders and contractholders ultimately paid off, though on a delayed basis
              (with recoveries expected in the range of 90-100%). Those rated
              'DD' show a much lower likelihood of ultimately paying off material amounts of their obligations in a liquidation or wind down scenario (in a range of 50-90%). Those rated 'D' are ultimately expected to have very limited liquid assets available to fund obligations, and therefore any ultimate payoffs would be quite modest (at under 50%).




                  Short-Term Insurer Financial Strength Ratings

Fitch will only assign a ST-IFS rating to insurers that also have been assigned an IFS rating. Currently, ST-IFS ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

The ST-IFS rating uses the same international ratings scale used by Fitch for short-term debt and issuer ratings. Ratings of 'F1', 'F2' and 'F3' are considered to be 'Secure", while those of 'B' and below are viewed as "Vulnerable".

F1 STRONG. Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.

F2 MODERATELY STRONG. Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3 MODERATE. Insurers are viewed as having a moderate capacity to meet their near-term obligations, and a near-term adverse change in business or economic factors would likely move the insurer to a 'vulnerable' rating category.

B WEAK. Insurers are viewed as having a weak capacity to meet their near-term obligations.

C VERY WEAK. Insurers are viewed as having a very weak capacity to meet their near-term obligations.

D DISTRESSED. Insurers have either been unable to meet near-term obligations, or the failure to meet such obligations is imminent.

                     DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's
MIG1 / VMIG1   Superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG2 / VMIG2   Strong credit quality. Margins of protection are ample, although not as large as in the preceeding group.

MIG3 / VMIG3   Acceptable credit quality. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well-established.

SG This denotes speculative quality. Debt instruments in this category may lack sufficient margins of protection.




S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2           Satisfactory capacity to pay principal and interest.

SP-3           Speculative capacity to pay principal and interest.


                    DESCRIPTION OF PREFERRED STOCK RATINGS

Moody's

aaa Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.


b Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                       APPENDIX B - INVESTMENT PRACTICES


The Portfolios invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Portfolios. For more information concerning the Portfolio's investment practices, please see the Statement of Additional Information.


        Portfolio Name                                                          Portfolio Code
        --------------                                                          --------------
One Group Investment Trust Bond Portfolio.....................................          1
One Group Investment Trust Government Bond Portfolio..........................          2
One Group Investment Trust Balanced Portfolio.................................          3
One Group Investment Trust Mid Cap Growth Portfolio...........................          4
One Group Investment Trust Large Cap Growth Portfolio.........................          5
One Group Investment Trust Diversified Equity Portfolio.......................          6
One Group Investment Trust Equity Index Portfolio.............................          7
One Group Investment Trust Diversified Mid Cap Portfolio......................          8
One Group Investment Trust Mid Cap Value Portfolio............................          9
             Instrument                                                        Portfolio Code
             ----------                                                        --------------
U.S. Treasury Obligations: Bills, notes, bonds,
  STRIPS, and CUBES...........................................................        1-9

Treasury Receipts: TRs, TIGRs, and CATS.......................................        1-9

U. S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include Ginnie Mae, Fannie
  Mae, and Freddie Mac........................................................        1-9

Certificates of Deposit: Negotiable instruments with a stated maturity........     1, 3-9

Time Deposits: Non-negotiable receipts issued by a  bank in exchange for
  the deposit of funds........................................................     1, 3-9

Common Stock: Shares of ownership of a company................................        3-9

Repurchase Agreements: The purchase of a security  and the simultaneous commitment to return the security to the seller at an agreed upon price on
  an agreed upon date. This is treated as a loan..............................        1-9

             Instrument                                                           Portfolio Code
             ----------                                                           --------------
Reverse Repurchase Agreement: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed
  upon date. This is treated as a borrowing by a Portfolio........................       1-9

Securities Lending: The lending of up to 33 1/3% of the Portfolio's total assets. In return the Portfolio will receive cash, other securities,
  and/or letters of credit as collateral..........................................       1-9

When-Issued Securities and Forward Commitments: Purchase or contract to
  purchase securities at a fixed price for delivery at a future date..............       1-9

Investment Company Securities: Shares of other mutual funds, including money market funds of One Group Mutual Funds and shares of other money market funds for which Banc One Investment Advisors or its affiliates serve as investment advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as
  investment advisor..............................................................       1-9

Convertible Securities: Bonds or preferred stock that can convert to
  common stock....................................................................    1, 3-9

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Portfolios will sell only covered call and secured
  put options.....................................................................       1-9

Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a
  specified price.................................................................       1-9

Real Estate Investment Trusts ("REITs"): Pooled investment vehicles which invest primarily in income producing real estate or real estate related
  loans or interest...............................................................    1, 3-9

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted
  by a commercial bank. Maturities are generally six months or less...............    1, 3-9

                     Instrument                                                    Portfolio Code
                     -----------                                                   ---------------
 Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few
  days to nine months..................................................................   1, 3-9

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper of foreign issuers and obligations of foreign banks and  overseas branches of U.S. banks. The Equity Portfolios may also invest in American
Depositary Receipts, Global Depositary Receipts, European
  Depositary Receipts, and American Depositary Securities..............................   1, 3-9

Restricted Securities: Securities not registered under the Securities Act of
  1933, such as privately placed commercial paper and Rule 144A securities.............   1, 3-9

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which
  may be payable to the Portfolio on demand............................................      1-9

Rights and Warrants: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at
  a specified price....................................................................   3, 5-8

Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of
  dividends and in liquidation.........................................................   1, 3-9

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans.  These include collateralized mortgage obligations
  ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs").....................   1-3, 8

Corporate Debt Securities: Corporate bonds and non-convertible debt securities.........  1, 3, 5

Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest)
  within a fixed period of time following demand by a Portfolio........................     1, 3

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets................  1, 3, 8

               Instrument                                                                  Portfolio Code
               -----------                                                                 ---------------
Mortgage Dollar Rolls: A transaction in which a Portfolio sells securities for delivery in a the same party to repurchase similar but not identical securities on a specified future date........................................................  1-3, 8

Adjustable Rate Mortgage Loans ("ARMs"): Loans in a
  mortgage pool which provide for a fixed initial mortgage
  interest rate for a specified period of time, after which the rate may be subject to
  periodic adjustments.........................................................................     1-3

Swaps, Caps and Floors:
  Caps and floors entitle a purchaser to a principal
  amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A
  Portfolio may enter into these transactions to manage its exposure to involve an
  exchange of obligations by two parties.......................................................     1-9

New Financial Products: New options and futures contracts
  and other financial products continue to be developed and the Portfolios
  may invest in such options, contracts and products...........................................     1-9

Structured Instruments: Debt securities issued by agencies and instrumentalities of the U.S. government, banks, municipalities, corporations and other businesses whose interest and/or principal payments are indexed to foreign currency exchange rates, interest rates, or one or more other referenced indices...........................................................  1-6, 8-9

Municipal Securities: Securities issued by a state or
   political subdivisions to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond
   Anticipation Notes, Revenue Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing
   authorities and single family revenue bonds...............................................      1, 3

Index Shares: Ownership interests in unit investment trusts and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular index such as Standard & Poor's Depository Receipts ("SPDRs") and Nasdaq 100's.
   The Equity Index Portfolio's investments in Index Shares are limited to SPDRs
   and other Index Shares that track the S&P 500.............................................       3-9

                       Instrument                                               Portfolio Code
                       ----------                                               --------------
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by
  various governments and governmental agencies..................................    1, 3, 8

Zero-Coupon Debt Securities: Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their
  maturity value.................................................................     1-3, 8

Zero-Fixed-Coupon Debt Securities: Zero coupon debt securities which convert
  on a specified date to interest bearing debt securities........................     1-3, 8

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include IOs and POs issued outside a
REMIC or CMO structure...........................................................        1-3

Inverse Floating Rate Instruments: Floating rate
debt instruments with interest rates that reset in
the opposite direction from the market rate of
interest to which the inverse floater is indexed.                                        1-3

Loan Participations and Assignments:
Participations in, or assignments of all or a
portion of loans to corporations or to
governments, including governments of the less
developed countries ("LDCs").                                                           1, 3

Fixed Rate Mortgage Loans: Investments in fixed
rate mortgage loans or mortgage pools which bear
simple interest at fixed annual rates and have
short-to-long-term final maturities.                                                     1-3

Short-Term Funding Agreements: Funding agreements
such as Guaranteed Investment Contracts ("GICs") and
Bank Investment Contracts ("BICs") issued by banks
and highly rated U.S. insurance companies.                                              1, 3

PART C

                               OTHER INFORMATION

Item 23. Exhibits

(a) Amended and Restated Declaration of Trust dated January 5, 2000 is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's registration statement on Form N-1A filed on February 24, 2000.

(b) Bylaws of One Group Investment Trust as revised February 16, 2000 are incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's registration statement on Form N-1A filed on February 24, 2000.

(c)  Rights of Shareholders.
     THE FOLLOWING PORTIONS OF REGISTRANT'S AMENDED AND RESTATED DECLARATION OF TRUST FILED AS EXHIBIT (A) TO POST-EFFECTIVE AMENDMENT NO. 12 TO THE REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A FILED ON FEBRUARY 24, 2000. DEFINE THE RIGHTS OF SHAREHOLDERS:

          Section 5.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder as such shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to, such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he or she shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities to which such Shareholder may become subject by reason of his or her being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability. The rights accruing to a Shareholder under this
     Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

     Section 6.1. Beneficial Interest. The interest of the beneficiaries hereunder shall be divided into transferable shares of beneficial interest, without par value, of the following classes or series, or such others as may be authorized by the Trustees pursuant to Section 6.9:

One Group(R) Investment Trust Government Bond Portfolio

One Group(R) Investment Trust Balanced Portfolio
One Group(R) Investment Trust Mid Cap Growth Portfolio
One Group(R) Investment Trust Large Cap Growth Portfolio
One Group(R) Investment Trust Equity Index Portfolio
One Group(R) Investment Trust Bond Portfolio
One Group(R) Investment Trust Diversified Equity Portfolio
One Group(R) Investment Trust Diversified Mid Cap Portfolio
One Group(R) Investment Trust Mid Cap Value Portfolio

     The number of shares of beneficial interest authorized hereunder is unlimited. All Shares issued hereunder including, without limitation, Shares issued in connection with a dividend in Shares or a split of Shares, shall be fully paid and non-assessable.

          Section 6.2. Rights of Shareholders. The ownership of the Trust Property of every description and the right to conduct any business hereinbefore described are vested exclusively in the Trustees, and the Shareholders shall have no interest therein other than the beneficial interest conferred by their Shares, and they shall have no right to call for any partition or division of any property, profits, rights or interests of the Trust, nor can they be called upon to assume any losses of the Trust or suffer an assessment of any kind by virtue of their ownership of Shares. The Shares shall be personal property giving only the rights in the Declaration specifically set forth. The Shares shall not entitle the holder to preference, pre-emptive, appraisal, conversion or exchange rights, except as the Trustees may determine with respect to any series of Shares.

          Section 6.3. Trust Only. It is the intention of the Trustees to create only the relationship of Trustee and beneficiary between the Trustees and each Shareholder from time to time. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment or any form of legal relationship other than a Trust. Nothing in the Declaration shall be construed to make the Shareholders, either by themselves or with the Trustees, partners or members of a joint stock association.

          Section 6.4. Issuance or Shares. The Trustees, in their discretion, may, from time to time without vote of Shareholders, issue Shares, in addition to the then issued and outstanding Shares and Shares held in the treasury to such party or parties and for such amount and type of consideration, including cash or property, at such time or times (including, without limitation, each business day in accordance with the determination of net asset value per Share as set forth in Section 8.3 hereof), and on such terms as the Trustees may deem best, and may in such manner acquire other assets (including the acquisition of assets subject to, and in connection with the assumption of liabilities) and businesses. In connection with any issuance of Shares, the Trustees may issue fractional Shares. The Trustees may from time to time divide or combine the Shares into a greater or lesser number without thereby changing the proportionate beneficial interests in the Trust. Contributions to the Trust may be accepted for, and Shares shall be redeemed as, whole shares and/or 1/1,000ths of a Share or integral multiples thereof.

          Section 6.5. Register of Shares; Share Certificates. A register will be kept at the principal office of the Trust or at an office of the Transfer Agent which shall contain the names and addresses of the Shareholders and the number of Shares held by them respectively and a record of all transfers thereof. Such register shall be conclusive as to who are the holders of the Shares and who shall be entitled to receive dividends or distributions or otherwise to exercise or enjoy the rights of Shareholders. No Shareholder shall be entitled to receive payment of any dividend or distribution, nor to have notice given to him or her as herein or in the Bylaws provided, until he or she has given his or her address to the Transfer Agent or such other officer or agent of the Trustees as shall keep the said register for entry thereon. It is not contemplated that certificates will be issued for the Shares; however, the Trustees, in their discretion, may authorize the issuance of Share certificates and promulgate appropriate rules and regulations as to their use.

          Section 6.6. Transfer of Shares. Shares shall be transferable on the records of the Trust only by the recordholder thereof or by his or her agent thereunto duly authorized in writing, upon delivery to the Trustees or the Transfer Agent of a duly executed instrument of transfer, together with such evidence of the genuineness of each such election and authorization and of other matters as may reasonably be required. Upon such delivery, the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor any Transfer Agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

          Any person becoming entitled to any Shares in consequence of the death, bankruptcy, or incompetence of any Shareholder, or otherwise by operation of law, shall be recorded on the register of Shares as the holder of such Shares upon production of the proper evidence thereof to the Trustees or the Transfer Agent, but until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor any Transfer Agent or registrar nor any officer, employee or agent of the Trust shall be affected by notice of the proposed transfer.

          Section 6.7. Notices. Any and all notices to which any Shareholder may be entitled and any and all communications shall be deemed duly served or given if mailed, postage prepaid, addressed to any Shareholder of record at his or her last known address as recorded on the register of the Trust.

          Section 6.8. Voting Powers. The Shareholders shall have power to vote only (i) for the election of Trustees as provided in Section 2.2 hereof or as required by Section 16(a) of the 1940 Act; (ii) with respect to any investment advisory or management contract as provided in Section 4.1;
     (iii) with respect to termination of the Trust as provided in Section 9.2;
     (iv) with respect to any amendment of the Declaration to the extent and as provided in Section 9.3.; (v) with respect to any merger, consolidation or sale of assets as provided in Section 9.4; (vi) with respect to incorporation of the Trust to the extent and as provided in Section 9.5.;
     (vii) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and

     (viii) with respect to such additional matters relating to the Trust as may be required by the Declaration, the Bylaws, the 1940 Act or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to proportionate fractional vote, except that Shares held in the treasury of the Trust shall not be voted and that the Trustees may, in conjunction with the establishment of any series of Shares, establish conditions under which the several series shall have separate voting rights or no voting rights. There shall be no cumulative voting in the election of Trustees. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, the Declaration or the Bylaws to be taken by Shareholders. The Bylaws may include further provisions for Shareholders' votes and meetings and related matters.

     Section 6.9. Series Designation. The Trustees, in their discretion, may authorize the division of Shares into additional series, and the different series shall be established and designated, and the variations in the relative rights and preferences as between the different series shall be fixed and determined by the Trustees, provided that all Shares shall be identical, except that there may be variations so fixed and determined between different series as to investment objective, purchase price, right of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and on liquidation, conversion rights, and conditions under which the several series shall have separate voting rights. All references to Shares in the Declaration shall be deemed to be shares of any or all series as the context may require.

     If the Trustees shall divide the shares of the Trust into two or more series, the following provisions shall be applicable:

     (a) The number of authorized shares and the number of shares of each series that may be issued shall be unlimited. The Trustees may classify or reclassify any unissued shares or any shares previously issued and reacquired of any series into one or more series that may be established and designated from time to time. The Trustees may hold as treasury shares (of the same or some other series), reissue for such consideration and on such terms as they may determine, or cancel any shares of any series reacquired by the Trust at their discretion from time to time.

     (b) The power of the Trustees to invest and reinvest the Trust Property shall be governed by Section 3.2 of this Declaration with respect to the nine existing series which represents the interests in the assets of the Trust immediately prior to the establishment of any additional series and the power of the Trustees to invest and reinvest assets applicable to any such additional series shall be as set forth in the instrument of the Trustees establishing such series, which is hereinafter described.

          (c) All consideration received by the Trust for the issue or sale of shares of a particular series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that series for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. In the event that there are any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable. Each such allocation by the Trustees shall be conclusive and binding upon the shareholders of all series for all purposes.

          (d) The assets belonging to each particular series shall be charged with the liabilities of the Trust in respect of that series and all expenses, costs, charges and reserves attributable to that series, and any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular series shall be allocated and charged by the Trustees to and among any one or more of the series established and designated from time to time in such manner and on such basis as the Trustees, in their sole discretion, deem fair and equitable. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the holders of all series for all purposes. The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the shareholders.

          (e) The power of Trustees to pay dividends and make distributions shall be governed by Section 8.2 of this Declaration with respect to the nine existing series which represents the interests in the assets of the Trust immediately prior to the establishment of any additional series. With respect to any other series, dividends and distributions on shares of a particular series may be paid with such frequency as the Trustees may determine, which may be daily or otherwise, pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine, to the holders of shares of that series, from such of the income and capital gains, accrued or realized, from the assets belonging to that series, as the Trustees may determine, after providing for actual and accrued liabilities belonging to that series. All dividends and distributions on shares of a particular series shall be distributed pro rata to the holders of that series in proportion to the number of shares of that series held by all such holders at the date and time of record established for the payment of such dividends or distributions.

          The establishment and designation of any series of shares shall be effective upon the execution by a majority of the then Trustees of an instrument setting forth such establishment and designation and the relative rights and preferences of such series, or as otherwise provided in such instrument. At any time that there are no shares outstanding of any particular series previously established and designated, the Trustees may, by an instrument executed by a majority of their number, abolish that series and the establishment and designation thereof. Each instrument referred to in this paragraph shall have the status of an amendment to this Declaration.

          Section 7.1. Redemptions. In case any Shareholder at any time desires to dispose of his or her Shares, he or she may deposit his or her certificate or certificates therefor, duly endorsed in blank or accompanied by an instrument of transfer executed in blank, or if the Shareholder has no certificates, a written request or other such form of request as the Trustees may from time to time authorized, at the office of the Transfer Agent or at the office of any bank or trust company, either in or outside of Massachusetts, which is a member of the Federal Reserve System and which the said Transfer Agent has designated in writing for that purpose, together with an irrevocable offer in writing in a form acceptable to the Trustees to sell the Shares represented thereby to the Trust at the net asset value thereof per Share, determined as provided in Section 8.1 thereof, next after such deposit. Payment for said Shares shall be made to the Shareholder within seven (7) days after the date on which the deposit is made, unless: (i) the date of payment is postponed pursuant to Section
     7.2 hereof, or (ii) the receipt, or verification of receipt, of the purchase price for the Shares to be redeemed is delayed, in either of which event payment may be delayed beyond seven (7) days.

     Section 7.2. Suspension of Right of Redemption. The Trust may declare a suspension of the right of redemption or postpone the date of payment or redemption for the whole or any part of any period (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closing; (ii) during which trading on the New York Stock Exchange is restricted; (iii) during which an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or (iv) during any other period when the Commission may for the protection of security holders of the Trust by order permit suspension of the right of redemption or postponement of the date of payment or redemption; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (ii), (iii), or (iv) exist. Such suspension shall take effect at such time as the Trust shall specify, but not later than the close of business on the business day next following the declaration of suspension, and thereafter there shall be no right of redemption until the Trust shall declare the suspension at an end, except that the suspension shall terminate in any event on the first day on which said stock exchange shall have reopened or the period specified in (ii) or (iii) shall have expired (as to which, in the absence of an official ruling by the Commission, the determination of the Trust shall be conclusive). In the case of a suspension of the right of redemption, a Shareholder may either withdraw his or her request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

     Section 7.3. Redemption of Shares; Disclosure of Holding. If the Trustees shall, at any time and in good faith, be of the opinion that direct or indirect ownership of Shares or other securities of the Trust has or may become concentrated in any Person to an extent which would disqualify the Trust as a regulated investment company under the Internal Revenue Code, then the Trustees shall have the power by lot or other means deemed equitable by them (i) to call for redemption by any such Person of a number, or principal amount, of Shares or other securities of the Trust sufficient to maintain or bring the direct or indirect ownership of Shares or other securities of the Trust into conformity with the requirements for such qualification; and (ii) to refuse to transfer or issue Shares or other securities of the

     Trust to any Person whose acquisition of the Shares or other securities of the Trust in question would result in such disqualification. The redemption shall be effected at the redemption price and in the manner provided in
     Section 7.1.

          The holders of Shares or other securities of the Trust shall upon demand disclose to the Trustees in writing such information with respect to direct and indirect ownership of Shares or other securities of the Trust as the Trustees deem necessary to comply with the provisions of the Internal Revenue Code, or to comply with the requirements of any other authority.

          Section 7.4. Redemptions of Accounts of Less Than $500. The Trustees shall have the power at any time to redeem Shares of any Shareholder at a redemption price determined in accordance with Section 7.1, if at such time the aggregate net asset value of the Shares in such Shareholder's account is less than $500. A Shareholder will be notified that the value of his or her account is less than $500 and allowed thirty (30) days to make an additional investment before redemption is processed.

          Section 8.1. Net Asset Value. For all purposes under this Declaration of Trust, the net asset value shall be determined by the Trustees as soon as possible after the close of the New York Stock Exchange on each business day upon which such Exchange is open, such net asset value to become effective one hour after such close and remain in effect until the next determination of such net asset value becomes effective; provided, however, that the Trustees may in their discretion make a more frequent determination of the net asset value which shall become effective one hour after the time as of which such net asset value is determined.

     Such net asset value shall be determined in the following manner:

          (a) All securities listed on any recognized Exchange shall be appraised at the quoted closing sale prices and in the even that there was no sale of any particular security on such day the quoted closing bid price thereof shall be used, or if any such security was not quoted on such day or if the determination of the net asset value is being made as of a time other than the close of the New York Stock Exchange, then the same shall be appraised in such manner as shall be deemed by the Trustees to reflect its fair value.

          All other securities and assets of the Trust, including cash, prepaid and accrued items, and dividends receivable, shall be appraised in such manner as shall be deemed by the Trustees to reflect their fair value.

          (b) From the total value of the Trust Property as so determined shall be deducted the liabilities of the Trust, including reserves for taxes, and such expenses and liabilities of the Trust as may be determined by the Trustees to be accrued liabilities.

     (c) The resulting amount shall represent the net asset value of the Trust Property. The net asset value of a share of any class shall be the result of the division of the net asset value of the underlying assets of that class by the number of shares of that class outstanding. The net asset value of the Trust Property and shares as so determined shall be final and conclusive.

     Section 8.2. Distributions to Shareholders. The Trustees shall from time to time distribute ratably among the Shareholders such proportion of the net profits, surplus (including paid-in surplus), capital, or assets held by the Trustees as they may deem proper. Such distribution may be made in cash or property (including without limitation any type of obligations of the Trust or any assets thereof), and the Trustees may distribute ratably among the Shareholders additional Shares issuable hereunder in such manner, at such times, and on such terms as the Trustees may deem proper. Such distributions may be among the Shareholders of record at the time of declaring a distribution or among the Shareholders of record at such later date as the Trustees shall determine. The Trustees may always retain from the net profits such amount s they may deem necessary to pay the debts or expenses of the Trust or to meet obligations of the Trust, or as they may deem desirable to use in the conduct of its affairs or to retain for future requirements or extensions of the business. The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash dividend payout plans or related plans as the Trustees shall deem appropriate.

     Inasmuch as the computation of net income and gains for Federal Income
     Tax purposes may vary from the computation thereof on the books, the above provisions shall be interpreted to give the Trustees the power in their discretion to distribute for any fiscal year as ordinary dividends and as capital gains distributions, respectively, additional amounts sufficient to enable the Trust to avoid or reduce liability for taxes.

     Section 8.3. Determination of Net Income. The term "net income" with respect to a class of shares is hereby defined as the gross earnings of the class, excluding gains on sales of securities and stock dividends received, less the expenses of the Trust allocated to the class by the Trustees in such manner as they determine to be fair and equitable or otherwise chargeable to the class. The expenses shall include (1) taxes attributable to the income of the Trust exclusive of gains on sales, and (2) other charges properly deductible for the maintenance and administration of the Trust; but there shall not be deducted from gross or net income any losses on securities, realized or unrealized. The Trustees shall otherwise have full discretion to determine which items shall be treated as income and which items as capital and their determination shall be binding upon the Beneficiaries.

     Section 8.4. Power to Modify Foregoing Procedures. Notwithstanding any of the foregoing provisions of this Article VIII, the Trustees may prescribe, in their absolute discretion, such other bases and times for determining the per Share net asset value of the Shares or net income, or the declaration and payment of dividends and distributions s they may deem necessary or desirable. Without limiting the generality of the foregoing, the Trustees may establish additional series of Shares in accordance with
     Section 6.9.

     Section 9.2. Termination of Trust. (a) The Trust must be terminated:

     (i) by the affirmative vote of the holders of not less than two-thirds of the Shares outstanding and entitled to vote at any meeting of Shareholders, or (ii) by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by the holders of not less than two-thirds of such Shares, or by such other vote as may be established by the Trustees with respect to any series of Shares, or (iii) by the Trustees by written notice to the Shareholders.

     Upon the termination of the Trust:

     (i) The Trust shall carry on no business except for the purpose of winding up its affairs.

     (ii) The Trustees shall proceed to wind up the affairs of the Trust and all of the powers of the Trustees under this Declaration shall continue until the affairs of the Trust shall have been wound up, including the power to fulfill or discharge the contracts of the Trust, collect its assets, sell, convey, assign, exchange, transfer or otherwise dispose of all or any part of the remaining Trust Property to one or more persons at public or private sale for consideration which may consist in whole or in part of cash, securities or other property of any kind, discharge or pay its liabilities, and to do all other acts appropriate to liquidate its business; provided that any sale, conveyance, assignment, exchange, transfer or other disposition of all or substantially all the Trust Property shall require Shareholder approval in accordance with Section 9.4 hereof.

     (iii) After paying or adequately providing for the payment of all liabilities, and upon receipt of such releases, indemnities and refunding agreements, as they deem necessary for their protection, the Trustees may distribute the remaining Trust Property, in cash or in kind or partly each, among the Shareholders according to their respective rights.

     (iv) After termination of the Trust and distribution to the Shareholders as herein provided, a majority of the Trustees shall execute and lodge among the records of the Trust an instrument in writing setting forth the fact of such termination, and the Trustees shall thereupon be discharged from all further liabilities and duties hereunder, and the rights and interests of all Shareholders shall thereupon cease.

          Section 9.3. Amendment Procedure. (a) This Declaration may be amended by a Majority Shareholder Vote or by any instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by the holders of not less than a majority of the Shares outstanding and entitled to vote. The Trustees may also amend this Declaration without the vote or consent of Shareholders to designate series in accordance with Section 6.9 hereof, to change the name of the Trust, to supply any omission, to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof, or if they deem it necessary to conform this Declaration to the requirements of applicable federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing to do so.

          (b) No amendments may be made under this Section 9.3 which would change any rights with respect to any Shares of the Trust by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

          (c) A certificate signed by a majority of the Trustees setting forth an amendment and reciting that it was duly adopted by the Shareholders or by the Trustees as aforesaid or a copy of the Declaration, as amended, and executed by a majority of the Trustees, shall be conclusive evidence of such amendment when lodged among the records of the Trust.

          Section 9.4. Merger, Consolidation and Sale of Assets. The Trust may merge or consolidate with any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of the Trust Property, including its goodwill, upon such terms and conditions and for such consideration when and as authorized at any meeting of Shareholders called for the purpose by affirmative vote of the holders of not less than two-thirds of the Shares outstanding and entitled to vote, or by an instrument or instruments in writing without a meeting, consented to by the holders of not less than two-thirds of such Shares, or by such other vote as may be established by the Trustees with respect to any series of Shares; provided, however, that, if such merger, consolidation, sale, lease or exchange is recommended by the Trustees, the vote or written consent of the holders of a majority of Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any series of Shares, shall be sufficient authorization; and any such merger, consolidation, sale, lease or exchange shall be deemed for all purposes to have been accomplished under and pursuant to the statutes of the Commonwealth of Massachusetts.

          Section 9.5. Incorporation. With the approval of the holders of a majority of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any series of Shares, the Trustees may cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, association or other organization to take over all of the Trust Property or to carry on any business in which the Trust shall directly or indirectly have any interest, and to sell, convey and transfer the Trust Property to any such corporation, trust, association or organization in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such corporation, trust, partnership, association or organization in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also cause a merger or consolidation between the Trust or any successor thereto and any such corporation, trust, partnership, association or other organization if and to the extent permitted by law, as provided under the law then in effect. Nothing contained herein shall be construed as requiring approval of Shareholders for the Trustees to organize or assist in organizing one or more corporations, trusts, partnerships, associations or other organizations and selling, conveying or transferring a portion of the Trust Property to such organization or entities.

                                   ARTICLE X

                            Reports To Shareholders

          The Trustees shall at least semi-annually submit to the Shareholders a written financial report of the transactions of the Trust, including financial statements which shall at least annually be certified by independent public accountants.


     THE FOLLOWING PORTIONS OF REGISTRANT'S BYLAWS FILED AS EXHIBIT (b) TO POST-EFFECTIVE AMENDMENT NO. 12 TO THE REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A FILED ON FEBRUARY 24, 2000 DEFINE THE RIGHTS OF SHAREHOLDERS:

                                  ARTICLE III

                                  Shareholders

     Section 1. Meetings. There is no requirement that the Trustees have annual meetings of the Shareholders. In the event the Trustees determine to have an annual meeting of the Shareholders, it shall be held at such place within or without the Commonwealth of Massachusetts on such day and at such time as the Trustees shall designate. Special meetings of the Shareholders may be called at any time by a majority of the Trustees and shall be called by any Trustee upon written request of Shareholders holding in the aggregate not less than ten percent (10%) of the outstanding Shares having voting rights, such request specifying the purpose or purposes for which such meeting is to be called. Any such meeting shall be held within or without the Commonwealth of Massachusetts on such day and at such time as the Trustees shall authorize. The holders of a majority of outstanding Shares present in person or by proxy shall constitute a quorum at any meeting of the Shareholders.

     Section 2. Notice of Meetings. Notice of all meetings of the Shareholders, stating the time, place and purpose of the meeting, shall be given by the Trustees by mail to each Shareholder at his address as recorded on the register of the Trust, mailed at least ten (10) days and not more than sixty (60) days before the meeting. Only the business stated in the notice of the meeting shall be considered at such meeting. Any adjourned meeting may be held as adjourned without further notice. No notice need by given to any Shareholder who shall have failed to inform the Trust of his current address or if a written waiver of notice, executed before or after the meeting by the Shareholder or his attorney thereunto authorized, is filed with the records of the meeting.

     Section 3. Record Date For Meetings. For the purpose of determining the Shareholders who are entitled to notice of and to vote at any meeting, or to participate in any distribution, or for the purpose of any other action, the Trustees may from time to time close the transfer books for such period, not exceeding thirty (30) days, as the Trustees may determine; or without closing the transfer books the Trustees may fix a date not more than sixty (60) days prior to the date of any meeting of Shareholders or distribution or other action as a record date for the determination of the persons to be treated as Shareholders of record for such purposes, except for dividend payments which shall be governed by the Declaration.

       Section 4. Proxies. At any meeting of Shareholders, any holder of Shares entitled to vote thereat may vote by proxy, provided that no proxy shall be voted at any meeting unless it shall have been placed on file with the Secretary, or with such other officer or agent of the Trust as the Trustees may direct, for verification prior to the time at which such vote shall be taken. Pursuant to a resolution of a majority of the Trustees, proxies may be solicited in the name of one or more Trustees or one or more of the officers of the Trust. Only Shareholders of record shall be entitled to vote. Each full Share shall be entitled to one vote and fractional Shares shall be entitled to a vote of such fraction. When any Share is held jointly by several persons, any one of them may vote at any meeting in person or by proxy in respect of such Share, but if more than one of them shall be present at such meeting in person or by proxy, and such joint owners or their proxies so present disagree as to any vote to be cast, such vote shall not be received in respect of such Share. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. If the holder of any such Share is a minor or a person of unsound mind, and subject to guardianship or to the legal control of any other person as regards the change or management of such Share, he may vote by his guardian or such other person appointed or having such control, and such vote may be given in person or by proxy.

       Section 5. Inspection of Records. The records of the Trust shall be open to inspection by Shareholders to the same extent as is permitted shareholders of a Massachusetts business corporation or as required by the 1940 Act.

       Section 6. Action Without Meetings. Any action which may be taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by law, the Declaration or these Bylaws for approval of such matter) consent to the action in writing and the written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

(d)(1) Amended and Restated Investment Advisory Agreement dated February 17, 1999 by and between One Group Investment Trust and Banc One Investment Advisors Corporation is incorporated by reference to Post Effective Amendment No. 11 to Registrant's registration statement on Form N-1A filed on March 26, 1999.

(e)    None

(f) Deferred Compensation Plan for Trustees of The One Group Investment Trust is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's registration statement on Form N-1A, filed on January 27, 1999.

(g)(1) Custodian Agreement with State Street Bank and Trust Company, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's registration statement on Form N-1A, filed on May 26, 1994.

(g)(2) Subcustodian Agreement for The One Group Investment Trust between State Street Bank and Trust Company, Bank One Trust Company, N.A. and the Registrant dated as of June 11, 1998 is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.

(h)(1) Transfer Agency and Service Agreement dated as of January 1, 2000 between One Group Investment Trust and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's registration statement on Form N-1A filed on February 24, 2000.

(h)(2) Administration Agreement effective as of January 1, 2000 between One Group Investment Trust and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's registration statement on Form N-1A filed on February 24, 2000.

(h)(3) Securities Lending Agreement for The One Group Investment Trust between the Registrant, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. dated as of June 15, 1998 is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-1A, filed October 7, 1998.

(h)(4) Exhibit A dated as of March 22, 1999 to the Securities Lending Agreement for the One Group Investment Trust between the Registrant, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's registration statement on Form N-1A filed on April 18, 2000.

(h)(5) Participation Agreement effective as of March 31, 1999 among One Group Investment Trust, Nationwide Advisory Services, Inc., Nationwide Investors Services, Inc., Banc One Investment Advisors Corporation, and Hartford Life and Annuity Insurance Company is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's registration statement on Form N-1A filed on February 24, 2000.

(h)(6) Amendment to Participation Agreement effective as of January 1, 2000 among Hartford Life and Annuity Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's registration statement on Form N-1A filed on February 24, 2000.

(h)(7) Fund Participation Agreement effective as of August 2, 1999 among American General Annuity Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, Nationwide Advisory Services, Inc., and Nationwide Investors Services, Inc.

        is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's registration statement on Form N-1A filed on February 24, 2000.

(h)(8) Amendment to Fund Participation Agreement effective as of January 1, 2000 among American General Annuity Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's registration statement on Form N-1A filed on February 24, 2000.

(h)(9) Fund Participation Agreement effective as of August 2, 1999 among PFL Life Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, Nationwide Advisory Services, Inc., and Nationwide Investors Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's registration statement on Form N-1A filed on February 24, 2000.

(h)(10) Amendment to Fund Participation Agreement effective as of January 1, 2000 among PFL Life Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's registration statement on Form N-1A filed on February 24, 2000.

(h)(11) Resignation Letter, dated December 28, 1999 of Nationwide Advisory Services, Inc. and Nationwide Investors Services, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's registration statement on Form N-1A filed on February 24, 2000.

(h)(12) Fund Participation Agreement effective as of February 1, 2000 among American General Life Insurance Company, One Group Investment Trust, Banc One Investment Advisors Corporation, and One Group Administrative Services, Inc. is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's registration statement on Form N-1A filed on April 18, 2000.

(h)(13) Amended and Restated Fund Participation Agreement dated as of July 28, 2000 among Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, One Group Investment Trust and One Group Administrative Services, Inc. is filed herewith.

(i)     Opinion of Ropes & Gray is filed herewith.

(j)(1)  Consent of Ropes & Gray is filed herewith.

(j)(2)  Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)     None

(l)     None

(m)      None

(n)      None

(p)(1) One Group Mutual Funds and One Group Investment Trust Code of Ethics is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed on April 18, 2000.

(p)(2) Policy 4.05 Personal Trading as revised March 30, 2001 from Banc One Investment Advisors Corporation's Compliance Manual is filed herewith.

(p)(3) Policy 4.02 Employee Brokerage Accounts as revised March 30, 2001 from Banc One Investment Advisors Corporation's Compliance Manual is filed herewith.

         Copies of powers of attorney of Registrant's trustees and officers whose names are signed to this Registration Statement pursuant to said powers of attorneys are filed herewith.

Item 24. Persons Controlled By Or Under Common Control with Registrant

     As of the effective date of this Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 25. Indemnification

     Limitation of Liability and Indemnification provisions for Trustees, Shareholders, officers, employees and agents of Registrant are set forth in
Article V, Sections 5.1 through 5.3 of the Amended and Restated Declaration of Trust.

         Section 5.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder as such shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to, such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he or she shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities to which such Shareholder may become subject by reason of his or her being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability. The rights accruing to a Shareholder under this
     Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

         Section 5.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

         SECTION 5.3. Mandatory Indemnification

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

         (i) Every person who is, or has been a Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claims, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof.

         (ii) The words "claim", "action", "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitations, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:

         (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he or she engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

         (ii) with respect to any matter as to which he or she shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust;

         (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraphs (b)(i) or (b)(ii) resulting in payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he or she did not engage in such conduct:

         (A) by vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

         (B) by written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of any undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under this Section 5.3, provided that either:

         (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

         (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

         Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth in this Section 5.3, in the discretion of the Board.

Item 26. Business and Other Connections of Investment Advisor

     Banc One Investment Advisors Corporation (the "Advisor") performs investment advisory services for all of the Portfolios of One Group Investment Trust. As of December 31, 2000, the Advisor, an indirect wholly-owned subsidiary of Bank One Corporation, a bank holding company located in the state of Illinois, managed over $131 billion in assets. Bank One Corporation has affiliate banking organizations in Arizona, Colorado, Florida, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, Bank One Corporation has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

     To the knowledge of Registrant, none of the directors or officers of the Advisor, except as set forth herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of the Advisor who are engaged in any other business, profession, vocation or employment of a substantial nature.

                   BANC ONE INVESTMENT ADVISORS CORPORATION

Position with
Banc One Investment                         Other Substantial                    Type of
Advisors Corporation                            Occupation                       Business
--------------------                            ----------                       --------
David J. Kundert            Chairman, Bank One Trust                            Investment
Chairman & CEO              Company, NA                                         Management
                            100 East Broad Street
                            Columbus, Ohio 43215

Peter W. Atwater            Former Treasurer, Bank One Corporation              Banking
Chief Operating Officer     100 East Broad Street
                            Columbus, Ohio 43215

Mark A. Beeson              President, One Group Administrative Services, Inc.  Investment
Senior Managing Director    1111 Polaris Parkway, Suite B2                      Advisor,
                            Columbus, Ohio 43271-0211                           Mutual Fund
                                                                                Administration

Gary J. Madich, CFA         Senior Managing Director                            Investment
Senior Managing Director    Banc One Investment Advisors Corporation            Advisor
                            1111 Polaris Parkway, Suite B2
                            Columbus, Ohio 43271-0211

Richard R. Jandrain         Senior Managing Director                            Investment
Senior Managing Director    Banc One Investment Advisors Corporation            Advisor
                            1111 Polaris Parkway, Suite B2
                            Columbus, Ohio 43271-0211

John G. Abunassar           Managing Director                                   Institutional Investment
Senior Managing Director    Banc One Investment Advisors Corporation            Management
                            One Bank One Plaza
                            Chicago, Ill 60670



Item 28. Location of Accounts and Records

     Trust Agreements, Bylaws and Minute Books:
         Alan G. Priest
         Ropes & Gray
         One Franklin Square
         1301 K Street, N.W.
         Suite 800 East
         Washington, D.C. 20005-3333

     Records relating to investment advisory services:
         Banc One Investment Advisors Corporation
         1111 Polaris Parkway, Suite B2
         Columbus, OH 43271-0211

     All other Accounts and Records:
         One Group Administrative Services, Inc.
         1111 Polaris Parkway, Suite B2
         Columbus, OH 43271-0211, Attention: Mark A. Beeson

Item 29. Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. Undertakings

     None

                                    SIGNATURES
     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS AMENDMENT TO THE REGISTRATION STATEMENT UNDER RULE 485 (b) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERETO DULY AUTHORIZED, IN THE CITY OF WASHINGTON, DISTRICT OF COLUMBIA ON THE SIXTH DAY OF APRIL, 2001.

                                  ONE GROUP(R) INVESTMENT TRUST (Registrant)

                                  /s/ Mark A. Beeson*
                                  -------------------
                                  By: Mark A. Beeson

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDMENT TO THE REGISTRATION STATEMENT OF ONE GROUP(R) INVESTMENT TRUST HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE SIXTH DAY OF APRIL, 2001.


     Signature                        Title                   Date
     ---------                        -----                   ----

/s/  PETER C. MARSHALL*               Trustee              April 6, 2001
--------------------------
     Peter C. Marshall

/s/  CHARLES I. POST*                 Trustee              April 6, 2001
--------------------------
     Charles I. Post

/s/  FREDERICK W. RUEBECK*            Trustee              April 6, 2001
--------------------------
     Frederick W. Ruebeck

/s/  ROBERT A. ODEN JR.*              Trustee              April 6, 2001
--------------------------
     Robert A. Oden Jr.

/s/  JOHN F. FINN*                    Trustee              April 6, 2001
--------------------------
     John F. Finn

/s/  MARILYN MCCOY*                   Trustee              April 6, 2001
--------------------------
     Marilyn McCoy

/s/  JULIUS L. PALLONE*               Trustee              April 6, 2001
--------------------------
     Julius L. Pallone

/s/  DONALD L. TUTTLE*                Trustee              April 6, 2001
--------------------------
     Donald L. Tuttle

Principal Executive Officer/Principal Accounting and Financial Officer

/s/  Mark A. Beeson                  President            April 6, 2001
--------------------------
     Mark A. Beeson

/s/  Robert L. Young                 Vice President and   April 6, 2001
--------------------------           Treasurer
     Robert L. Young

*By /s/ ALAN G. PRIEST
--------------------------
    Alan G. Priest
    Attorney-in-fact, pursuant to powers of attorney filed herewith.

                                    POWER OF ATTORNEY

     Frederick W. Ruebeck, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998

                                   /s/  Frederick W. Ruebeck
                                   -------------------------
                                   Frederick W. Ruebeck

                                    POWER OF ATTORNEY

     John F. Finn, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 27, 1998

                                   /s/  John F. Finn
                                   -----------------
                                   John F. Finn

                               POWER OF ATTORNEY

     Charles I. Post, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998

                                   /s/  Charles I. Post
                                   --------------------
                                   Charles I. Post

                               POWER OF ATTORNEY

     Peter C. Marshall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998

                                   /s/  Peter C. Marshall
                                   ----------------------
                                   Peter C. Marshall

                               POWER OF ATTORNEY

     Robert A. Oden, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 21, 1998


                                   /s/  Robert A. Oden, Jr.
                                   -------------------------
                                   Robert A. Oden, Jr.

                               POWER OF ATTORNEY

     Marilyn McCoy, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 19, 1999

                                   /s/  Marilyn McCoy
                                   ------------------
                                   Marilyn McCoy

                               POWER OF ATTORNEY

     Julius L. Pallone, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 19, 1999

                                   /s/  Julius L. Pallone
                                   ----------------------
                                   Julius L. Pallone

                               POWER OF ATTORNEY

     Donald L. Tuttle, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 19, 1999

                                   /s/  Donald L. Tuttle
                                   ---------------------
                                   Donald L. Tuttle

                               POWER OF ATTORNEY

     Robert L. Young, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: January 18, 2000

                                   /s/  Robert L. Young
                                   --------------------
                                   Robert L. Young

                               POWER OF ATTORNEY

     Mark A. Beeson, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group Investment Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Trust, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Trust any and all amendments to the Trust's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: January 18, 2000

                                   /s/  Mark A. Beeson
                                   -------------------
                                   Mark A. Beeson

                                    LIST OF EXHIBITS

(h)(13) Amended and Restated Fund Participation Agreement dated as of July 28, 2000 among Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, One Group Investment Trust and One Group Administrative Services, Inc.

(i)     Opinion of Ropes & Gray.

(j)(1)  Consent of Ropes & Gray.

(j)(2)  Consent of PricewaterhouseCoopers LLP.

(p)(2) Policy 4.05 Personal Trading Policy as revised March 30, 2001 from Banc One Investment Advisors Corporation's Compliance Manual.

(p)(3) Policy 4.02 Employee Brokerage Accounts as revised March 30, 2001 from Banc One Investment Advisors Corporation's Compliance Manual.